Schedule of Investments (unaudited)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	$105	$86,032
4.65%, 10/01/28 (Call 07/01/28)	110	105,961
4.75%, 03/30/30 (Call 12/30/29)	145	140,885
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	105	88,592
2.60%, 08/01/31 (Call 05/01/31)	175	145,889
4.20%, 06/01/30 (Call 03/01/30)	110	103,905
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	353	340,433
3.65%, 11/01/24 (Call 08/01/24)	260	253,479
WPP Finance 2010, 3.75%, 09/19/24	150	145,879
		1,411,055
Aerospace & Defense — 0.5%
Boeing Co. (The)
2.20%, 02/04/26 (Call 07/03/23)	1,215	1,121,494
2.25%, 06/15/26 (Call 03/15/26)	95	86,813
2.60%, 10/30/25 (Call 07/30/25)	70	65,661
2.70%, 02/01/27 (Call 12/01/26)	305	280,063
2.75%, 02/01/26 (Call 01/01/26)	285	267,042
2.80%, 03/01/27 (Call 12/01/26)	125	114,339
2.85%, 10/30/24 (Call 07/30/24)	118	113,885
2.95%, 02/01/30 (Call 11/01/29)	210	183,437
3.10%, 05/01/26 (Call 03/01/26)	145	136,687
3.20%, 03/01/29 (Call 12/01/28)	108	97,258
3.25%, 02/01/28 (Call 12/01/27)	30	27,658
3.25%, 03/01/28 (Call 12/01/27)	150	136,781
3.45%, 11/01/28 (Call 08/01/28)	135	122,814
3.63%, 02/01/31 (Call 11/01/30)	415	375,488
4.88%, 05/01/25 (Call 04/01/25)	654	648,912
5.04%, 05/01/27 (Call 03/01/27)	600	595,446
5.15%, 05/01/30 (Call 02/01/30)	778	771,340
6.13%, 02/15/33	20	20,936
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	55	50,070
2.13%, 08/15/26 (Call 05/15/26)	160	148,944
2.25%, 06/01/31 (Call 03/01/31)	45	37,958
2.38%, 11/15/24 (Call 09/15/24)	65	62,565
2.63%, 11/15/27 (Call 08/15/27)	51	47,059
3.25%, 04/01/25 (Call 03/01/25)	201	195,489
3.50%, 05/15/25 (Call 03/15/25)	240	235,217
3.50%, 04/01/27 (Call 02/01/27)	140	134,840
3.63%, 04/01/30 (Call 01/01/30)	247	232,239
3.75%, 05/15/28 (Call 02/15/28)	295	285,014
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	5	4,757
4.95%, 08/15/25 (Call 05/15/25)	45	44,380
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	140	111,640
2.90%, 12/15/29 (Call 09/15/29)	115	101,031
3.83%, 04/27/25 (Call 01/27/25)	215	209,049
3.85%, 12/15/26 (Call 09/15/26)	190	182,873
4.40%, 06/15/28 (Call 03/15/28)	265	257,998
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	100	83,830
3.55%, 01/15/26 (Call 10/15/25)	334	326,806
3.90%, 06/15/32 (Call 03/15/32)	180	169,925
4.95%, 10/15/25 (Call 09/15/25)	80	80,587
Security	Par (000)	Value

Aerospace & Defense (continued)
5.10%, 11/15/27 (Call 10/15/27)	$240	$247,039
5.25%, 01/15/33 (Call 10/15/32)	200	208,352
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	307	295,924
3.20%, 02/01/27 (Call 11/01/26)	239	228,051
3.25%, 01/15/28 (Call 10/15/27)	380	358,108
4.40%, 05/01/30 (Call 02/01/30)	215	210,932
4.70%, 03/15/33 (Call 12/15/32)	345	338,914
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	200	160,578
2.25%, 07/01/30 (Call 04/01/30)	235	199,073
2.38%, 03/15/32 (Call 12/15/31)	195	161,226
2.65%, 11/01/26 (Call 08/01/26)	35	32,748
3.13%, 05/04/27 (Call 02/04/27)	233	220,530
3.50%, 03/15/27 (Call 12/15/26)	385	368,845
3.95%, 08/16/25 (Call 06/16/25)	357	350,524
4.13%, 11/16/28 (Call 08/16/28)	615	595,449
5.00%, 02/27/26 (Call 01/27/26)	110	110,662
5.15%, 02/27/33 (Call 11/27/32)	310	315,282
7.20%, 08/15/27	5	5,469
7.50%, 09/15/29	15	17,095
		12,593,126
Agriculture — 0.4%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	365	345,907
2.45%, 02/04/32 (Call 11/04/31)	335	262,322
2.63%, 09/16/26 (Call 06/16/26)(a)	198	184,869
3.40%, 05/06/30 (Call 02/06/30)	140	123,698
4.40%, 02/14/26 (Call 12/14/25)	165	163,010
4.80%, 02/14/29 (Call 11/14/28)	206	201,466
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	333	314,172
2.90%, 03/01/32 (Call 12/01/31)	130	113,642
3.25%, 03/27/30 (Call 12/27/29)	175	162,099
4.50%, 08/15/33 (Call 05/15/33)	25	24,536
5.94%, 10/01/32	100	108,623
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	330	283,397
2.73%, 03/25/31 (Call 12/25/30)	245	195,564
2.79%, 09/06/24 (Call 08/06/24)	220	211,783
3.22%, 08/15/24 (Call 06/15/24)	483	468,727
3.22%, 09/06/26 (Call 07/06/26)	181	169,369
3.46%, 09/06/29 (Call 06/06/29)	150	130,490
3.56%, 08/15/27 (Call 05/15/27)	624	573,456
4.70%, 04/02/27 (Call 02/02/27)	300	292,590
4.74%, 03/16/32 (Call 12/16/31)	141	129,081
4.91%, 04/02/30 (Call 01/02/30)	185	175,678
7.75%, 10/19/32 (Call 07/19/32)	130	142,212
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	300	270,432
4.45%, 03/16/28 (Call 02/16/28)	185	175,545
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	215	198,546
2.75%, 05/14/31 (Call 02/14/31)	185	154,754
3.25%, 08/15/26 (Call 05/15/26)	95	89,804
3.75%, 09/25/27 (Call 06/25/27)	157	149,321
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	200	179,358
1.50%, 05/01/25 (Call 04/01/25)	241	226,046
1.75%, 11/01/30 (Call 08/01/30)	205	162,579

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
2.10%, 05/01/30 (Call 02/01/30)	$170	$140,633
2.75%, 02/25/26 (Call 11/25/25)	190	179,755
3.13%, 08/17/27 (Call 05/17/27)	105	98,789
3.13%, 03/02/28 (Call 12/02/27)	110	102,092
3.25%, 11/10/24	163	158,910
3.38%, 08/11/25 (Call 05/11/25)	210	203,385
3.38%, 08/15/29 (Call 05/15/29)	176	160,033
4.88%, 02/13/26	330	329,518
4.88%, 02/15/28 (Call 01/15/28)	210	209,332
5.00%, 11/17/25	195	195,306
5.13%, 11/15/24	215	215,093
5.13%, 11/17/27 (Call 10/17/27)	545	550,565
5.13%, 02/15/30 (Call 12/15/29)	260	257,221
5.38%, 02/15/33 (Call 11/15/32)	375	372,814
5.63%, 11/17/29 (Call 09/17/29)	360	368,370
5.75%, 11/17/32 (Call 08/17/32)	270	276,718
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	624	609,991
		10,811,601
Airlines — 0.1%
American Airlines 2015-2 Class AA Pass Through Trust, Series 2015-2, Class AA, 3.60%, 03/22/29	40	36,823
American Airlines 2016-1 Class AA Pass Through Trust, Series 2016-1, Class AA, 3.58%, 07/15/29	48	44,442
American Airlines 2016-2 Pass Through Trust, Series 2016-2, Class AA, 3.20%, 12/15/29	162	145,224
American Airlines 2016-3 Class AA Pass Through Trust, Series 2016-3, Class AA, 3.00%, 04/15/30	52	46,486
American Airlines 2017-1 Class AA Pass Through Trust, Series 2017-1, Class AA, 3.65%, 08/15/30	28	25,703
American Airlines 2017-2 Pass Through Trust, Series 2017-2, Class AA, 3.35%, 04/15/31	226	201,982
Continental Airlines Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	69	66,350
JetBlue Pass Through Trust, Series 1A, Class A, 4.00%, 05/15/34(a)	134	122,112
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	130	109,482
3.00%, 11/15/26 (Call 08/15/26)	175	162,937
3.45%, 11/16/27 (Call 08/16/27)	30	27,792
5.13%, 06/15/27 (Call 04/15/27)	375	373,350
5.25%, 05/04/25 (Call 04/04/25)	205	203,973
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	156	149,103
Series 2014-1, Class A, 4.00%, 10/11/27	29	27,490
Series 2014-2, Class A, 3.75%, 03/03/28	154	142,976
Series 2016-1, Class AA, 3.10%, 01/07/30	85	76,648
Series 2016-2, Class AA, 2.88%, 04/07/30	28	25,012
Series 2018-1, Class AA, 3.50%, 09/01/31	28	24,625
Series 2019, Class AA, 4.15%, 02/25/33	34	30,929
Series 2020-1, Class A, 5.88%, 04/15/29	485	477,398
Series 2020-1, Class B, 4.88%, 07/15/27	72	67,850
		2,588,687
Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	315	295,539
2.40%, 03/27/25 (Call 02/27/25)	68	65,490
2.75%, 03/27/27 (Call 01/27/27)	283	268,024
2.85%, 03/27/30 (Call 12/27/29)	379	345,534
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	200	194,972
Security	Par (000)	Value

Apparel (continued)
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	$120	$106,078
3.75%, 09/15/25 (Call 07/15/25)	115	111,842
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	55	44,225
4.13%, 07/15/27 (Call 04/15/27)	92	87,121
4.25%, 04/01/25 (Call 01/01/25)	10	9,799
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	115	108,331
2.80%, 04/23/27 (Call 02/23/27)	160	146,173
2.95%, 04/23/30 (Call 01/23/30)	170	140,277
		1,923,405
Auto Manufacturers — 0.6%
American Honda Finance Corp.
0.55%, 07/12/24	235	222,982
1.00%, 09/10/25	70	64,243
1.20%, 07/08/25	170	157,371
1.30%, 09/09/26	195	174,753
1.50%, 01/13/25	130	123,006
1.80%, 01/13/31	35	28,544
2.00%, 03/24/28	140	124,286
2.15%, 09/10/24	63	60,611
2.25%, 01/12/29	240	210,818
2.30%, 09/09/26	200	185,518
2.35%, 01/08/27	205	189,727
2.40%, 06/27/24	91	88,221
3.50%, 02/15/28	195	186,262
4.60%, 04/17/30	120	118,405
4.70%, 01/12/28	125	125,381
4.75%, 01/12/26	25	25,051
Series A, 4.60%, 04/17/25	140	139,209
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	10	9,140
1.50%, 09/01/30 (Call 06/01/30)	250	204,195
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	145	138,404
5.00%, 10/01/28 (Call 07/01/28)	172	168,887
5.40%, 10/15/29 (Call 08/15/29)	190	185,947
5.60%, 10/15/32 (Call 07/15/32)	305	293,791
6.13%, 10/01/25 (Call 09/01/25)	353	358,221
6.80%, 10/01/27 (Call 08/01/27)	140	146,815
General Motors Financial Co. Inc.
1.20%, 10/15/24	130	122,347
1.25%, 01/08/26 (Call 12/08/25)	210	188,561
1.50%, 06/10/26 (Call 05/10/26)	170	151,150
2.35%, 02/26/27 (Call 01/26/27)	100	89,406
2.35%, 01/08/31 (Call 10/08/30)	173	135,082
2.40%, 04/10/28 (Call 02/10/28)	180	156,296
2.40%, 10/15/28 (Call 08/15/28)	190	161,447
2.70%, 08/20/27 (Call 06/20/27)	85	75,723
2.70%, 06/10/31 (Call 03/10/31)	200	158,668
2.75%, 06/20/25 (Call 05/20/25)	330	312,711
2.90%, 02/26/25 (Call 01/26/25)	443	422,214
3.10%, 01/12/32 (Call 10/12/31)	255	205,652
3.50%, 11/07/24 (Call 09/07/24)	255	247,182
3.60%, 06/21/30 (Call 03/21/30)	236	204,272
3.80%, 04/07/25	25	24,170
3.85%, 01/05/28 (Call 10/05/27)	90	83,596
4.00%, 01/15/25 (Call 10/15/24)	286	278,656
4.00%, 10/06/26 (Call 07/06/26)	205	195,470

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.30%, 07/13/25 (Call 04/13/25)	$20	$19,487
4.30%, 04/06/29 (Call 02/06/29)	215	198,789
4.35%, 04/09/25 (Call 02/09/25)	285	278,553
4.35%, 01/17/27 (Call 10/17/26)	287	276,355
5.00%, 04/09/27 (Call 03/09/27)	290	284,783
5.25%, 03/01/26 (Call 12/01/25)	322	319,418
5.40%, 04/06/26	165	164,385
5.65%, 01/17/29 (Call 10/17/28)	85	84,049
5.85%, 04/06/30 (Call 02/06/30)	305	302,020
6.00%, 01/09/28 (Call 12/09/27)	200	202,962
6.05%, 10/10/25	165	166,046
6.40%, 01/09/33 (Call 10/09/32)(a)	150	152,758
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	50	47,732
2.97%, 03/10/32 (Call 12/10/31)	245	217,550
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	340	426,061
PACCAR Financial Corp.
0.90%, 11/08/24	10	9,420
1.10%, 05/11/26	65	58,867
1.80%, 02/06/25	135	128,006
2.00%, 02/04/27	160	145,995
2.15%, 08/15/24	10	9,640
2.85%, 04/07/25	45	43,313
3.15%, 06/13/24	15	14,682
3.55%, 08/11/25	60	58,811
4.45%, 03/30/26	255	254,753
4.60%, 01/10/28	150	151,156
4.95%, 10/03/25	180	180,230
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)	305	278,486
2.36%, 07/02/24	175	169,823
2.36%, 03/25/31 (Call 12/25/30)	223	192,014
2.76%, 07/02/29	70	63,664
3.67%, 07/20/28(a)	50	48,422
Toyota Motor Credit Corp.
0.63%, 09/13/24	325	307,349
0.80%, 10/16/25	55	50,058
0.80%, 01/09/26	30	27,152
1.13%, 06/18/26	265	238,625
1.15%, 08/13/27	10	8,726
1.45%, 01/13/25	170	160,929
1.65%, 01/10/31	100	80,654
1.80%, 02/13/25	240	228,130
1.90%, 01/13/27	125	113,640
1.90%, 04/06/28	230	203,543
1.90%, 09/12/31	195	158,475
2.00%, 10/07/24	147	141,229
2.15%, 02/13/30	25	21,599
2.40%, 01/13/32	25	21,053
3.00%, 04/01/25	412	398,276
3.05%, 03/22/27	400	378,096
3.05%, 01/11/28	180	168,566
3.20%, 01/11/27	230	219,022
3.38%, 04/01/30	330	305,705
3.40%, 04/14/25	205	199,656
3.65%, 08/18/25	175	170,805
3.65%, 01/08/29	10	9,516
3.95%, 06/30/25	145	142,583
4.40%, 09/20/24	70	69,452
Security	Par (000)	Value

Auto Manufacturers (continued)
4.45%, 05/18/26	$160	$158,928
4.45%, 06/29/29	150	148,827
4.55%, 09/20/27	120	119,676
4.55%, 05/17/30	160	157,765
4.63%, 01/12/28	80	80,126
4.70%, 01/12/33	85	84,711
4.80%, 01/10/25	80	79,957
5.40%, 11/10/25	145	146,860
5.45%, 11/10/27	230	237,562
		16,927,872
Auto Parts & Equipment — 0.1%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)	70	67,674
Aptiv PLC/Aptiv Corp.
2.40%, 02/18/25 (Call 06/12/23)	5	4,754
3.25%, 03/01/32 (Call 12/01/31)	155	131,711
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	278	254,609
3.38%, 03/15/25 (Call 12/15/24)	215	207,727
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	75	58,279
3.50%, 05/30/30 (Call 02/28/30)	80	70,654
3.80%, 09/15/27 (Call 06/15/27)	128	120,440
4.25%, 05/15/29 (Call 02/15/29)	80	75,446
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	75	64,228
3.63%, 06/15/24 (Call 03/15/24)	68	66,632
4.15%, 10/01/25 (Call 07/01/25)	213	207,575
5.50%, 03/21/33 (Call 12/21/32)	80	81,780
		1,411,509
Banks — 9.4%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	65	63,161
5.09%, 12/08/25	250	250,437
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	385	348,406
5.86%, 09/14/26 (Call 09/14/25),
(1-year CMT + 2.300%)(b)	360	358,027
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26),
(1-year CMT + 0.900%)(b)	225	196,585
1.85%, 03/25/26	225	202,466
2.71%, 06/27/24	250	241,767
2.75%, 05/28/25	235	220,439
2.75%, 12/03/30	315	246,223
2.96%, 03/25/31	220	183,245
3.23%, 11/22/32 (Call 08/22/31),
(1-year CMT + 1.600%)(b)	200	157,830
3.31%, 06/27/29	285	257,076
3.49%, 05/28/30	215	188,667
3.80%, 02/23/28	215	198,499
4.18%, 03/24/28 (Call 03/24/27),
(1-year CMT + 2.000%)(b)	285	268,262
4.25%, 04/11/27	200	190,904
4.38%, 04/12/28	250	238,857
5.15%, 08/18/25	200	197,560
5.18%, 11/19/25	375	367,961
5.29%, 08/18/27	265	261,791
Bank of America Corp.
0.98%, 09/25/25 (Call 09/25/24),
(3-mo. SOFR + 1.432%)(b)	315	295,265

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.20%, 10/24/26 (Call 10/24/25),
(3-mo. SOFR + 1.432%)(b)	$543	$489,900
1.32%, 06/19/26 (Call 06/19/25),
(3-mo. SOFR + 1.432%)(b)	605	555,378
1.53%, 12/06/25 (Call 12/06/24),
(3-mo. SOFR + 1.432%)(b)	470	440,653
1.73%, 07/22/27 (Call 07/22/26),
(3-mo. SOFR + 1.432%)(b)	1,035	922,868
1.90%, 07/23/31 (Call 07/23/30),
(3-mo. SOFR + 1.432%)(b)	540	429,257
1.92%, 10/24/31 (Call 10/24/30),
(3-mo. SOFR + 1.432%)(b)	485	383,198
2.02%, 02/13/26 (Call 02/13/25),
(3-mo. SOFR + 0.902%)(b)	280	262,674
2.09%, 06/14/29 (Call 06/14/28),
(3-mo. SOFR + 1.432%)(b)	590	505,724
2.30%, 07/21/32 (Call 07/21/31),
(3-mo. SOFR + 1.432%)(b)	805	641,810
2.46%, 10/22/25 (Call 10/22/24),
(3-mo. SOFR + 1.132%)(b)	513	489,248
2.48%, 09/21/36 (Call 09/21/31),
(5-year CMT + 1.200%)(b)	365	276,666
2.50%, 02/13/31 (Call 02/13/30),
(3-mo. SOFR + 1.252%)(b)	725	608,086
2.55%, 02/04/28 (Call 02/04/27),
(3-mo. SOFR + 1.432%)(b)	695	629,149
2.57%, 10/20/32 (Call 10/20/31),
(3-mo. SOFR + 1.432%)(b)	640	519,571
2.59%, 04/29/31 (Call 04/29/30),
(3-mo. SOFR + 1.432%)(b)	1,085	911,074
2.69%, 04/22/32 (Call 04/22/31),
(3-mo. SOFR + 1.432%)(b)	830	685,837
2.88%, 10/22/30 (Call 10/22/29),
(3-mo. SOFR + 1.452%)(b)	368	317,440
2.97%, 02/04/33 (Call 02/04/32),
(3-mo. SOFR + 1.432%)(b)	730	608,221
3.09%, 10/01/25 (Call 10/01/24),
(3-mo. SOFR + 1.090%)(b)	341	328,734
3.19%, 07/23/30 (Call 07/23/29),
(3-mo. SOFR + 1.442%)(b)	530	467,857
3.25%, 10/21/27 (Call 10/21/26)	581	544,002
3.37%, 01/23/26 (Call 01/23/25),
(3-mo. SOFR + 3.072%)(b)	410	394,088
3.38%, 04/02/26 (Call 04/02/25),
(3-mo. SOFR + 1.432%)(b)	690	664,049
3.42%, 12/20/28 (Call 12/20/27),
(3-mo. SOFR + 1.040%)(b)	1,153	1,060,795
3.50%, 04/19/26	569	548,584
3.56%, 04/23/27 (Call 04/23/26),
(3-mo. SOFR + 1.322%)(b)	628	595,796
3.59%, 07/21/28 (Call 07/21/27),
(3-mo. SOFR + 1.632%)(b)	470	438,341
3.71%, 04/24/28 (Call 04/24/27),
(3-mo. SOFR + 1.512%)(b)	441	415,007
3.82%, 01/20/28 (Call 01/20/27),
(3-mo. SOFR + 1.837%)(b)	500	473,485
3.85%, 03/08/37 (Call 03/08/32),
(5-year CMT + 2.000%)(b)	485	413,656
3.88%, 08/01/25	390	380,745
Security	Par (000)	Value

Banks (continued)
3.97%, 03/05/29 (Call 03/05/28),
(3-mo. SOFR + 1.332%)(b)	$506	$477,300
3.97%, 02/07/30 (Call 02/07/29),
(3-mo. SOFR + 1.472%)(b)	592	549,938
4.00%, 01/22/25	516	504,215
4.20%, 08/26/24	626	615,765
4.25%, 10/22/26	523	505,804
4.27%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.572%)(b)	590	560,724
4.38%, 04/27/28 (Call 04/27/27),
(3-mo. SOFR + 1.432%)(b)	435	420,471
4.45%, 03/03/26	452	442,562
4.57%, 04/27/33 (Call 04/27/32),
(3-mo. SOFR + 1.432%)(b)	760	715,449
4.83%, 07/22/26 (Call 07/22/25),
(3-mo. SOFR + 1.432%)(b)	480	474,624
4.95%, 07/22/28 (Call 07/22/27),
(3-mo. SOFR + 1.432%)(b)	605	598,157
5.02%, 07/22/33 (Call 07/22/32),
(3-mo. SOFR + 1.432%)(b)	870	849,929
5.08%, 01/20/27 (Call 01/20/26),
(3-mo. SOFR + 1.432%)(b)	960	952,886
5.20%, 04/25/29 (Call 04/25/28),
(3-mo. SOFR + 1.432%)(b)	500	498,695
5.29%, 04/25/34	760	755,387
6.20%, 11/10/28 (Call 11/10/27),
(3-mo. SOFR + 1.432%)(b)	350	362,344
Series L, 3.95%, 04/21/25	615	599,434
Series L, 4.18%, 11/25/27 (Call 11/25/26)	542	519,415
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(3-mo. SOFR + 1.432%)(b)	620	560,213
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(3-mo. SOFR + 1.432%)(b)	400	330,468
Bank of Montreal
0.63%, 07/09/24	285	269,912
0.95%, 01/22/27 (Call 01/22/26),
(3-mo. SOFR + 1.432%)(b)	175	156,886
1.25%, 09/15/26	380	335,943
1.50%, 01/10/25	430	404,664
1.85%, 05/01/25	300	281,307
2.65%, 03/08/27	225	207,572
3.09%, 01/10/37 (Call 01/10/32),
(5-year CMT + 1.400%)(b)	210	165,843
3.70%, 06/07/25	305	295,755
3.80%, 12/15/32 (Call 12/15/27),
(5-year USD Swap + 1.432%)(b)	230	205,694
5.20%, 12/12/24	265	263,826
5.20%, 02/01/28 (Call 01/01/28)	535	536,899
5.30%, 06/05/26	80	80,173
Series H, 4.25%, 09/14/24	75	73,807
Series H, 4.70%, 09/14/27 (Call 08/14/27)	250	246,585
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	100	89,604
1.05%, 10/15/26 (Call 09/15/26)	195	170,949
1.60%, 04/24/25 (Call 03/24/25)	254	238,686
1.65%, 07/14/28 (Call 05/14/28)	139	120,143
1.65%, 01/28/31 (Call 10/28/30)	150	118,437
1.80%, 07/28/31 (Call 04/28/31)	110	86,573
2.05%, 01/26/27 (Call 12/26/26)	150	135,917
2.10%, 10/24/24	15	14,357

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.45%, 08/17/26 (Call 05/17/26)	$102	$94,395
2.50%, 01/26/32 (Call 10/26/31)	165	135,417
2.80%, 05/04/26 (Call 02/04/26)	262	248,156
3.00%, 10/30/28 (Call 07/30/28)	125	113,784
3.25%, 09/11/24 (Call 08/11/24)	205	199,537
3.25%, 05/16/27 (Call 02/16/27)	135	127,744
3.30%, 08/23/29 (Call 05/23/29)	179	161,743
3.35%, 04/25/25 (Call 03/25/25)	240	231,446
3.40%, 01/29/28 (Call 10/29/27)	201	189,396
3.43%, 06/13/25 (Call 06/13/24),
(1-day SOFR + 0.565%)(b)	160	156,342
3.44%, 02/07/28 (Call 02/07/27),
(3-mo. SOFR + 1.331%)(b)	156	148,039
3.85%, 04/28/28	170	163,889
3.85%, 04/26/29 (Call 02/26/29)	65	61,723
3.95%, 11/18/25 (Call 10/18/25)	157	152,558
3.99%, 06/13/28 (Call 06/13/27),
(1-day SOFR + 1.151%)(b)	155	149,434
4.29%, 06/13/33 (Call 06/13/32),
(1-day SOFR + 1.418%)(b)	70	66,093
4.41%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 1.345%)(b)	65	63,896
4.54%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.168%)(b)	250	245,797
4.60%, 07/26/30 (Call 07/26/29),
(1-day SOFR + 1.755%)(b)	95	92,448
4.71%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.511%)(b)	225	218,835
4.95%, 04/26/27 (Call 04/26/26),
(1-day SOFR + 1.026%)(b)	180	179,269
4.97%, 04/26/34	180	178,976
5.80%, 10/25/28 (Call 10/25/27),
(1-day SOFR + 1.802%)(b)	250	257,890
5.83%, 10/25/33 (Call 10/25/32),
(1-day SOFR + 2.074%)(b)	180	189,065
Series G, 3.00%, 02/24/25 (Call 01/24/25)	195	188,007
Series J, 0.85%, 10/25/24 (Call 09/25/24)	225	211,923
Series J, 1.90%, 01/25/29 (Call 11/25/28)	120	101,639
Bank of Nova Scotia (The)
0.65%, 07/31/24	215	203,089
1.05%, 03/02/26	230	206,285
1.30%, 06/11/25	405	373,617
1.30%, 09/15/26	165	145,835
1.35%, 06/24/26	175	156,408
1.45%, 01/10/25	280	262,604
1.95%, 02/02/27	175	157,640
2.15%, 08/01/31	190	153,524
2.20%, 02/03/25	275	261,217
2.45%, 02/02/32	90	73,977
2.70%, 08/03/26	240	222,970
2.95%, 03/11/27	175	163,055
3.45%, 04/11/25	325	313,973
4.50%, 12/16/25	374	363,939
4.59%, 05/04/37 (Call 02/04/32),
(5-year CMT + 2.050%)(b)	235	204,927
4.75%, 02/02/26	100	99,232
4.85%, 02/01/30	120	117,143
5.25%, 12/06/24	40	39,885
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26),
(3-mo. SOFR + 2.090%)(a)(b)	110	84,146
Security	Par (000)	Value

Banks (continued)
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	$130	$110,689
5.13%, 06/11/30 (Call 03/11/30)	55	37,767
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26),
(1-year CMT + 1.050%)(b)	630	560,202
2.65%, 06/24/31 (Call 06/24/30),
(1-year CMT + 1.900%)(b)	220	178,048
2.67%, 03/10/32 (Call 03/10/31),
(1-year CMT + 1.200%)(b)	200	158,922
2.85%, 05/07/26 (Call 05/07/25),
(1-day SOFR + 2.714%)(b)	225	211,797
2.89%, 11/24/32 (Call 11/24/31),
(1-year CMT + 1.300%)(b)	240	189,425
3.56%, 09/23/35 (Call 09/23/30),
(5-year CMT + 2.900%)(b)	200	158,388
3.65%, 03/16/25	505	484,467
4.34%, 01/10/28 (Call 01/10/27)	305	289,713
4.38%, 09/11/24	305	297,759
4.38%, 01/12/26	540	521,408
4.84%, 05/09/28 (Call 05/07/27)	340	314,877
4.97%, 05/16/29 (Call 05/16/28),
(3-mo. LIBOR US + 1.902%)(b)	355	339,536
5.09%, 06/20/30 (Call 06/20/29),
(3-mo. LIBOR US + 3.054%)(b)	340	316,091
5.20%, 05/12/26	335	325,345
5.30%, 08/09/26 (Call 08/09/25),
(1-year CMT + 2.300%)(b)	200	197,136
5.50%, 08/09/28 (Call 08/09/27),
(1-year CMT + 2.650%)(b)	310	305,285
5.75%, 08/09/33 (Call 08/09/32),
(1-year CMT + 3.000%)(b)	200	194,804
5.83%, 05/09/27 (Call 05/09/26),
(1-day SOFR + 2.210%)(b)	400	399,236
6.22%, 05/09/34 (Call 05/09/33),
(1-day SOFR + 2.980%)(b)	200	201,938
7.33%, 11/02/26 (Call 11/02/25),
(1-year CMT + 3.050%)(b)	300	311,079
7.39%, 11/02/28 (Call 11/02/27),
(1-year CMT + 3.300%)(b)	350	369,449
7.44%, 11/02/33 (Call 11/02/32),
(1-year CMT + 3.500%)(b)	365	397,912
BNP Paribas SA, 4.25%, 10/15/24	200	195,480
BPCE SA, 3.38%, 12/02/26	252	236,394
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24),
(3-mo. LIBOR US + 2.470%)(b)	5	4,533
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	40	36,160
1.00%, 10/18/24	230	216,140
1.25%, 06/22/26	233	207,316
2.25%, 01/28/25	310	294,689
3.30%, 04/07/25	370	356,240
3.45%, 04/07/27	425	401,973
3.60%, 04/07/32 (Call 03/07/32)	230	207,405
3.95%, 08/04/25	225	218,185
5.00%, 04/28/28	145	143,183
5.14%, 04/28/25	140	139,282
Capital One NA, 2.28%, 01/28/26 (Call 01/28/25),
(1-day SOFR + 0.911%)(b)	60	56,066

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 0.765%)(b)	$515	$460,549
1.28%, 11/03/25 (Call 11/03/24),
(1-day SOFR + 0.528%)(b)	95	89,377
1.46%, 06/09/27 (Call 06/09/26),
(1-day SOFR + 0.770%)(b)	585	521,487
2.01%, 01/25/26 (Call 01/25/25),
(1-day SOFR + 0.694%)(b)	325	305,779
2.52%, 11/03/32 (Call 11/03/31),
(1-day SOFR + 1.177%)(b)	335	270,322
2.56%, 05/01/32 (Call 05/01/31),
(1-day SOFR + 1.167%)(b)	575	472,046
2.57%, 06/03/31 (Call 06/03/30),
(1-day SOFR + 2.107%)(b)	686	574,779
2.67%, 01/29/31 (Call 01/29/30),
(1-day SOFR + 1.146%)(b)	455	386,682
2.98%, 11/05/30 (Call 11/05/29),
(1-day SOFR + 1.422%)(b)	463	401,370
3.06%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.351%)(b)	605	507,897
3.07%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.280%)(b)	240	222,442
3.11%, 04/08/26 (Call 04/08/25),
(1-day SOFR + 2.842%)(b)	1,248	1,196,607
3.20%, 10/21/26 (Call 07/21/26)	710	667,265
3.29%, 03/17/26 (Call 03/17/25),
(1-day SOFR + 1.528%)(b)	150	144,363
3.30%, 04/27/25	424	411,386
3.40%, 05/01/26	363	347,779
3.52%, 10/27/28 (Call 10/27/27),
(3-mo. SOFR + 1.412%)(b)	490	456,102
3.67%, 07/24/28 (Call 07/24/27),
(3-mo. SOFR + 1.652%)(b)	816	767,448
3.70%, 01/12/26	483	467,201
3.75%, 06/16/24	152	149,053
3.79%, 03/17/33 (Call 03/17/32),
(1-day SOFR + 1.939%)(b)	580	514,205
3.88%, 03/26/25	260	252,502
3.89%, 01/10/28 (Call 01/10/27),
(3-mo. SOFR + 1.825%)(b)	555	528,138
3.98%, 03/20/30 (Call 03/20/29),
(3-mo. SOFR + 1.600%)(b)	645	598,257
4.08%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.454%)(b)	371	350,543
4.13%, 07/25/28	425	399,054
4.30%, 11/20/26	277	267,031
4.40%, 06/10/25	411	401,054
4.41%, 03/31/31 (Call 03/31/30),
(1-day SOFR + 3.914%)(b)	1,380	1,305,190
4.45%, 09/29/27	732	703,328
4.60%, 03/09/26	360	350,755
4.66%, 05/24/28 (Call 05/24/27),
(1-day SOFR + 1.887%)(b)	235	231,358
4.91%, 05/24/33 (Call 05/24/32),
(1-day SOFR + 2.086%)(b)	480	465,893
5.50%, 09/13/25	389	389,070
5.61%, 09/29/26 (Call 09/29/25),
(1-day SOFR + 1.546%)(b)	555	558,025
5.88%, 02/22/33	105	106,495
Security	Par (000)	Value

Banks (continued)
6.17%, 05/25/34	$110	$111,570
6.27%, 11/17/33 (Call 11/17/32),
(1-day SOFR + 2.338%)(b)	500	534,160
6.63%, 01/15/28	45	47,967
6.63%, 06/15/32	225	237,503
Citizens Bank NA
2.25%, 04/28/25 (Call 03/28/25)	55	50,008
4.58%, 08/09/28 (Call 08/09/27),
(1-day SOFR + 2.000%)(b)	255	232,323
Citizens Bank NA/Providence RI, 3.75%, 02/18/26
(Call 11/18/25)	260	237,247
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	77	60,598
2.64%, 09/30/32 (Call 07/02/32)	105	72,619
2.85%, 07/27/26 (Call 04/27/26)	145	126,195
3.25%, 04/30/30 (Call 01/30/30)	145	118,279
4.30%, 12/03/25 (Call 11/03/25)	110	100,888
5.64%, 05/21/37 (Call 05/21/32),
(5-year CMT + 2.750%)(b)	50	41,994
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	130	104,542
Commonwealth Bank of Australia/New York NY, 5.32%, 03/13/26	250	253,232
Cooperatieve Rabobank UA, 3.75%, 07/21/26	320	300,954
Cooperatieve Rabobank UA/NY
1.38%, 01/10/25	295	277,453
3.88%, 08/22/24	25	24,551
Credit Agricole Corporate & Investment Bank SA, 0.78%, 06/28/24 (Call 06/28/23)(a)	50	47,441
Credit Suisse AG/New York NY
1.25%, 08/07/26	360	308,740
2.95%, 04/09/25	260	243,529
3.63%, 09/09/24	715	685,077
3.70%, 02/21/25	350	332,454
5.00%, 07/09/27	345	333,694
7.50%, 02/15/28	400	424,828
7.95%, 01/09/25	40	40,531
Credit Suisse Group AG
3.75%, 03/26/25	420	395,976
4.55%, 04/17/26	475	448,409
Deutsche Bank AG
4.10%, 01/13/26(a)	216	206,261
4.50%, 04/01/25	200	186,950
7.08%, 02/10/34 (Call 11/10/32),
(1-day SOFR + 3.650%)(b)	230	210,337
Deutsche Bank AG/New York NY
1.69%, 03/19/26	580	520,915
2.13%, 11/24/26 (Call 11/24/25),
(1-day SOFR + 1.870%)(b)	610	539,624
2.31%, 11/16/27 (Call 11/16/26),
(1-day SOFR + 1.219%)(b)	520	447,268
2.55%, 01/07/28 (Call 01/07/27),
(1-day SOFR + 1.318%)(b)	195	169,839
3.04%, 05/28/32 (Call 05/28/31),
(1-day SOFR + 1.718%)(b)	230	182,353
3.55%, 09/18/31 (Call 09/18/30),
(1-day SOFR + 3.043%)(b)	335	278,626
3.73%, 01/14/32 (Call 10/14/30),
(1-day SOFR + 2.757%)(b)	230	172,376
3.74%, 01/07/33 (Call 10/07/31),
(1-day SOFR + 2.257%)(b)	230	167,042

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.96%, 11/26/25 (Call 11/26/24),
(1-day SOFR + 2.581%)(b)	$535	$508,833
4.10%, 01/13/26	65	60,263
4.88%, 12/01/32 (Call 12/01/27),
(5-year USD ICE Swap + 2.553%)(b)	200	167,054
6.72%, 01/18/29 (Call 01/18/28),
(1-day SOFR + 3.180%)(b)	280	281,714
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	45	42,538
2.70%, 02/06/30 (Call 11/06/29)	250	202,543
3.45%, 07/27/26 (Call 04/27/26)	250	229,620
4.25%, 03/13/26	20	18,908
4.65%, 09/13/28 (Call 06/13/28)	40	37,164
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26),
(1-day SOFR + 0.685%)(b)	15	12,857
2.38%, 01/28/25 (Call 12/28/24)	75	69,734
2.55%, 05/05/27 (Call 04/05/27)	185	162,706
3.95%, 03/14/28 (Call 02/14/28)	130	118,693
4.06%, 04/25/28 (Call 04/25/27),
(1-day SOFR + 1.355%)(b)	115	106,500
4.34%, 04/25/33 (Call 04/25/32),
(1-day SOFR + 1.660%)(a)(b)	105	93,986
4.77%, 07/28/30 (Call 07/28/29),
(1-day SOFR + 2.127%)(b)	170	158,824
6.36%, 10/27/28 (Call 10/27/27),
(1-day SOFR + 2.192%)(b)	245	246,225
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	250	220,103
3.85%, 03/15/26 (Call 02/15/26)	65	59,188
3.95%, 07/28/25 (Call 06/28/25)	205	195,248
5.85%, 10/27/25 (Call 10/27/24),
(1-day SOFR + 1.230%)(b)	35	34,191
First Citizens BancShares Inc./NC, 3.38%, 03/15/30
(Call 03/15/25), (3-mo. SOFR + 2.465%)(b)	100	90,543
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	110	101,572
First-Citizens Bank & Trust Co.
2.97%, 09/27/25 (Call 09/27/24),
(3-mo. SOFR + 1.715%)(b)	267	249,012
6.13%, 03/09/28	100	99,262
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)	35	33,017
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25),
(1-day SOFR + 0.609%)(b)	260	238,636
1.09%, 12/09/26 (Call 12/09/25),
(1-day SOFR + 0.789%)(b)	735	657,355
1.43%, 03/09/27 (Call 03/09/26),
(1-day SOFR + 0.798%)(b)	645	579,487
1.54%, 09/10/27 (Call 09/10/26),
(1-day SOFR + 0.818%)(b)	620	546,908
1.95%, 10/21/27 (Call 10/21/26),
(1-day SOFR + 0.913%)(b)	820	730,481
1.99%, 01/27/32 (Call 01/27/31),
(1-day SOFR + 1.090%)(b)	612	484,043
2.38%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.248%)(b)	745	599,554
2.60%, 02/07/30 (Call 11/07/29)	429	367,996
2.62%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.281%)(b)	750	618,472
Security	Par (000)	Value

Banks (continued)
2.64%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.114%)(b)	$565	$513,133
2.65%, 10/21/32 (Call 10/21/31),
(1-day SOFR + 1.264%)(b)	600	491,580
3.10%, 02/24/33 (Call 02/24/32),
(1-day SOFR + 1.410%)(b)	740	627,135
3.27%, 09/29/25 (Call 09/29/24),
(3-mo. SOFR + 1.463%)(b)	622	601,325
3.50%, 01/23/25 (Call 10/23/24)	543	527,058
3.50%, 04/01/25 (Call 03/01/25)	762	736,031
3.50%, 11/16/26 (Call 11/16/25)	605	573,395
3.62%, 03/15/28 (Call 03/15/27),
(1-day SOFR + 1.846%)(b)	887	837,692
3.69%, 06/05/28 (Call 06/05/27),
(3-mo. SOFR + 1.510%)(b)	520	490,246
3.75%, 05/22/25 (Call 02/22/25)	551	534,013
3.75%, 02/25/26 (Call 11/25/25)	357	344,998
3.80%, 03/15/30 (Call 12/15/29)	593	549,735
3.81%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.420%)(b)	542	505,442
3.85%, 07/08/24 (Call 04/08/24)	478	470,524
3.85%, 01/26/27 (Call 01/26/26)	663	637,276
4.22%, 05/01/29 (Call 05/01/28),
(3-mo. SOFR + 1.562%)(b)	721	683,306
4.25%, 10/21/25	531	517,295
4.39%, 06/15/27 (Call 06/15/26),
(1-day SOFR + 1.510%)(b)	190	186,337
4.48%, 08/23/28 (Call 08/23/27),
(1-day SOFR + 1.725%)(b)	515	500,992
5.70%, 11/01/24	85	85,165
5.95%, 01/15/27	125	128,119
6.13%, 02/15/33	30	31,996
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26),
(1-day SOFR + 1.290%)(b)	425	377,209
1.65%, 04/18/26 (Call 04/18/25),
(1-day SOFR + 1.538%)(b)	555	512,420
2.01%, 09/22/28 (Call 09/22/27),
(1-day SOFR + 1.732%)(b)	370	320,246
2.10%, 06/04/26 (Call 06/04/25),
(1-day SOFR + 1.929%)(b)	145	134,744
2.21%, 08/17/29 (Call 08/17/28),
(1-day SOFR + 1.285%)(b)	425	358,504
2.25%, 11/22/27 (Call 11/22/26),
(1-day SOFR + 1.100%)(b)	520	462,899
2.36%, 08/18/31 (Call 08/18/30),
(1-day SOFR + 1.947%)(b)	90	72,393
2.63%, 11/07/25 (Call 11/07/24),
(1-day SOFR + 1.401%)(b)	275	261,709
2.80%, 05/24/32 (Call 05/24/31),
(1-day SOFR + 1.187%)(b)	525	426,284
2.85%, 06/04/31 (Call 06/04/30),
(1-day SOFR + 2.387%)(b)	300	250,587
2.87%, 11/22/32 (Call 11/22/31),
(1-day SOFR + 1.410%)(b)	325	263,243
3.00%, 03/10/26 (Call 03/10/25),
(1-day SOFR + 1.430%)(b)	210	199,506
3.90%, 05/25/26	605	583,214
3.97%, 05/22/30 (Call 05/22/29),
(3-mo. LIBOR US + 1.610%)(b)	675	615,607

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.04%, 03/13/28 (Call 03/13/27),
(3-mo. LIBOR US + 1.546%)(b)	$485	$457,811
4.18%, 12/09/25 (Call 12/09/24),
(1-day SOFR + 1.510%)(b)	385	377,034
4.25%, 08/18/25	435	420,702
4.29%, 09/12/26 (Call 09/12/25),
(3-mo. LIBOR US + 1.348%)(b)	615	594,625
4.30%, 03/08/26	650	634,608
4.38%, 11/23/26	405	388,836
4.58%, 06/19/29 (Call 06/19/28),
(3-mo. LIBOR US + 1.535%)(b)	520	492,924
4.76%, 06/09/28 (Call 06/09/27),
(1-day SOFR + 2.110%)(b)	485	470,290
4.76%, 03/29/33 (Call 03/29/32),
(1-day SOFR + 2.530%)(b)	410	370,759
4.95%, 03/31/30	585	571,533
5.21%, 08/11/28 (Call 08/11/27),
(1-day SOFR + 2.610%)(b)	455	449,431
5.40%, 08/11/33 (Call 08/11/32),
(1-day SOFR + 2.870%)(b)	620	606,906
6.16%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 1.970%)(b)	735	749,244
6.25%, 03/09/34 (Call 03/09/33),
(1-day SOFR + 2.390%)(b)	500	514,560
7.34%, 11/03/26 (Call 11/03/25),
(1-day SOFR + 3.030%)(b)	540	562,783
7.39%, 11/03/28 (Call 11/03/27),
(1-day SOFR + 3.350%)(b)	500	534,060
8.11%, 11/03/33 (Call 11/03/32),
(1-day SOFR + 4.250%)(b)	455	506,956
HSBC USA Inc.
3.50%, 06/23/24	240	234,204
5.63%, 03/17/25	200	200,386
Huntington Bancshares Inc./OH
2.49%, 08/15/36 (Call 08/15/31),
(5-year CMT + 1.170%)(b)	75	52,166
2.55%, 02/04/30 (Call 11/04/29)	213	169,386
2.63%, 08/06/24 (Call 07/06/24)	289	273,510
4.00%, 05/15/25 (Call 04/15/25)	65	61,443
4.44%, 08/04/28 (Call 08/04/27),
(1-day SOFR + 1.970%)(b)	160	148,557
5.02%, 05/17/33 (Call 05/17/32),
(1-day SOFR + 2.050%)(b)	125	114,678
Huntington National Bank (The), 4.55%, 05/17/28
(Call 05/17/27), (1-day SOFR + 1.650%)(b)	250	233,335
Indonesia Government International Bond, 3.54%, 11/08/27	250	240,965
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31),
(1-day SOFR + 1.316%)(b)	200	165,448
3.95%, 03/29/27	350	333,928
4.02%, 03/28/28 (Call 03/28/27),
(1-day SOFR + 1.830%)(b)	125	118,554
4.05%, 04/09/29	335	315,835
4.25%, 03/28/33 (Call 03/28/32),
(1-day SOFR + 2.070%)(b)	200	182,922
4.55%, 10/02/28	245	237,586
JPMorgan Chase & Co.
0.82%, 06/01/25 (Call 06/01/24),
(3-mo. SOFR + 0.540%)(b)	610	579,890
Security	Par (000)	Value

Banks (continued)
0.97%, 06/23/25 (Call 06/23/24),
(3-mo. SOFR + 0.580%)(b)	$25	$23,767
1.04%, 02/04/27 (Call 02/04/26),
(3-mo. SOFR + 0.695%)(b)	260	232,513
1.05%, 11/19/26 (Call 11/19/25),
(1-day SOFR + 0.800%)(b)	635	572,192
1.47%, 09/22/27 (Call 09/22/26),
(1-day SOFR + 0.765%)(b)	345	305,646
1.56%, 12/10/25 (Call 12/10/24),
(1-day SOFR + 0.605%)(b)	1,100	1,032,009
1.58%, 04/22/27 (Call 04/22/26),
(1-day SOFR + 0.885%)(b)	725	651,014
1.76%, 11/19/31 (Call 11/19/30),
(3-mo. SOFR + 1.105%)(b)	355	280,361
1.95%, 02/04/32 (Call 02/04/31),
(1-day SOFR + 1.065%)(b)	655	521,773
2.01%, 03/13/26 (Call 03/13/25),
(3-mo. SOFR + 1.585%)(b)	95	89,381
2.07%, 06/01/29 (Call 06/01/28),
(1-day SOFR + 1.015%)(b)	430	371,765
2.08%, 04/22/26 (Call 04/22/25),
(1-day SOFR + 1.850%)(b)	915	860,713
2.18%, 06/01/28 (Call 06/01/27),
(1-day SOFR + 1.890%)(b)	305	272,161
2.30%, 10/15/25 (Call 10/15/24),
(1-day SOFR + 1.160%)(b)	10	9,557
2.52%, 04/22/31 (Call 04/22/30),
(1-day SOFR + 2.040%)(b)	605	514,087
2.55%, 11/08/32 (Call 11/08/31),
(1-day SOFR + 1.180%)(b)	1,125	922,365
2.58%, 04/22/32 (Call 04/22/31),
(3-mo. SOFR + 1.250%)(b)	635	528,987
2.60%, 02/24/26 (Call 02/24/25),
(1-day SOFR + 0.915%)(b)	455	433,215
2.74%, 10/15/30 (Call 10/15/29),
(3-mo. SOFR + 1.510%)(b)	745	646,094
2.95%, 10/01/26 (Call 07/01/26)	653	615,648
2.95%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.170%)(b)	625	578,075
2.96%, 05/13/31 (Call 05/13/30),
(3-mo. SOFR + 2.515%)(b)	545	465,735
2.96%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.260%)(b)	680	575,749
3.13%, 01/23/25 (Call 10/23/24)	135	131,020
3.20%, 06/15/26 (Call 03/15/26)	370	352,799
3.30%, 04/01/26 (Call 01/01/26)	623	599,214
3.51%, 01/23/29 (Call 01/23/28),
(3-mo. SOFR + 0.945%)(b)	528	492,413
3.54%, 05/01/28 (Call 05/01/27),
(3-mo. SOFR + 1.642%)(b)	545	514,616
3.63%, 12/01/27 (Call 12/01/26)	331	313,427
3.70%, 05/06/30 (Call 05/06/29),
(3-mo. SOFR + 1.422%)(b)	495	457,845
3.78%, 02/01/28 (Call 02/01/27),
(3-mo. SOFR + 1.599%)(b)	580	551,853
3.85%, 06/14/25 (Call 06/14/24),
(1-day SOFR + 0.980%)(b)	235	230,380
3.88%, 09/10/24	695	681,788
3.90%, 07/15/25 (Call 04/15/25)	610	599,520

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.96%, 01/29/27 (Call 01/29/26),
(3-mo. SOFR + 1.506%)(b)	$488	$471,984
4.01%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.382%)(b)	477	453,016
4.08%, 04/26/26 (Call 04/26/25),
(1-day SOFR + 1.320%)(b)	425	416,164
4.13%, 12/15/26	504	493,391
4.20%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.522%)(b)	532	509,470
4.25%, 10/01/27	318	310,425
4.32%, 04/26/28 (Call 04/26/27),
(1-day SOFR + 1.560%)(b)	430	418,571
4.45%, 12/05/29 (Call 12/05/28),
(3-mo. SOFR + 1.330%)(b)	533	514,771
4.49%, 03/24/31 (Call 03/24/30),
(3-mo. SOFR + 3.790%)(b)	585	564,747
4.57%, 06/14/30 (Call 06/14/29),
(1-day SOFR + 1.750%)(b)	350	338,614
4.59%, 04/26/33 (Call 04/26/32),
(1-day SOFR + 1.800%)(b)	480	459,139
4.85%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.990%)(b)	735	731,575
4.91%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.080%)(b)	820	803,682
5.35%, 06/01/34	400	405,048
5.55%, 12/15/25 (Call 12/15/24),
(1-day SOFR + 1.070%)(b)	600	600,786
5.72%, 09/14/33 (Call 09/14/32),
(1-day SOFR + 2.580%)(b)	655	662,028
7.63%, 10/15/26	70	75,480
7.75%, 07/15/25	10	10,545
8.00%, 04/29/27	210	232,735
8.75%, 09/01/30	180	218,327
KeyBank NA, 5.00%, 01/26/33 (Call 10/26/32)	25	21,972
KeyBank NA/Cleveland OH
3.40%, 05/20/26	250	212,708
3.90%, 04/13/29	250	194,373
4.15%, 08/08/25	250	229,328
4.90%, 08/08/32	250	200,480
5.85%, 11/15/27 (Call 10/16/27)	250	231,590
KeyCorp
2.25%, 04/06/27	245	202,228
2.55%, 10/01/29	213	163,803
4.10%, 04/30/28	135	118,017
4.15%, 10/29/25	238	217,380
Korea Development Bank (The)
0.75%, 01/25/25	20	18,665
0.80%, 07/19/26	35	30,770
2.00%, 02/24/25	220	209,224
2.00%, 09/12/26(a)	270	245,794
2.00%, 10/25/31	65	53,596
2.13%, 10/01/24	345	331,766
2.25%, 02/24/27	20	18,458
3.00%, 01/13/26	215	204,407
3.38%, 09/16/25	200	192,884
Kreditanstalt fuer Wiederaufbau
0.38%, 07/18/25	970	892,943
0.50%, 09/20/24	235	222,030
0.63%, 01/22/26	990	902,751
0.75%, 09/30/30	130	105,099
Security	Par (000)	Value

Banks (continued)
1.00%, 10/01/26	$775	$701,584
1.25%, 01/31/25	960	907,834
1.38%, 08/05/24	620	594,648
1.75%, 09/14/29	548	485,764
2.00%, 05/02/25	938	894,721
2.50%, 11/20/24	986	954,290
2.88%, 04/03/28	762	727,824
3.00%, 05/20/27	20	19,263
3.13%, 06/10/25	55	53,555
3.38%, 08/23/24	705	691,668
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	470	428,555
0.88%, 09/03/30	300	243,579
1.75%, 07/27/26	370	343,774
2.00%, 01/13/25	5	4,790
2.38%, 06/10/25	400	383,028
3.88%, 09/28/27	295	294,035
Series 37, 2.50%, 11/15/27	320	301,011
Series 40, 0.50%, 05/27/25	495	457,078
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26),
(1-year CMT + 0.850%)(b)	75	67,041
2.44%, 02/05/26 (Call 02/05/25),
(1-year CMT + 1.000%)(b)	215	202,788
3.51%, 03/18/26 (Call 03/18/25),
(1-year CMT + 1.600%)(b)	340	325,190
3.57%, 11/07/28 (Call 11/07/27),
(3-mo. LIBOR US + 1.205%)(b)	295	270,255
3.75%, 01/11/27	250	236,955
3.75%, 03/18/28 (Call 03/18/27),
(1-year CMT + 1.800%)(b)	315	294,075
3.87%, 07/09/25 (Call 07/09/24),
(1-year CMT + 3.500%)(b)	310	302,445
4.38%, 03/22/28	260	250,351
4.45%, 05/08/25	285	278,203
4.50%, 11/04/24	200	194,332
4.55%, 08/16/28	205	197,149
4.58%, 12/10/25	215	206,402
4.65%, 03/24/26	355	338,929
4.72%, 08/11/26 (Call 08/11/25),
(1-year CMT + 1.750%)(b)	260	254,301
4.98%, 08/11/33 (Call 08/11/32),
(1-year CMT + 2.300%)(b)	205	194,131
5.87%, 03/06/29 (Call 03/06/28),
(1-year CMT + 1.700%)(b)	255	257,096
7.95%, 11/15/33 (Call 08/15/32),
(1-year CMT + 3.750%)(b)	200	219,012
M&T Bank Corp.
4.55%, 08/16/28 (Call 08/16/27),
(1-day SOFR + 1.780%)(b)	200	188,046
5.05%, 01/27/34 (Call 01/27/33),
(1-day SOFR + 1.850%)(b)	200	184,506
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)	250	233,687
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24),
(1-year CMT + 0.550%)(b)	430	405,959
0.96%, 10/11/25 (Call 10/11/24),
(1-year CMT + 0.450%)(b)	200	186,712
1.41%, 07/17/25	325	298,126

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.54%, 07/20/27 (Call 07/20/26),
(1-year CMT + 0.750%)(b)	$375	$332,059
1.64%, 10/13/27 (Call 10/13/26),
(1-year CMT + 0.670%)(b)	10	8,808
2.19%, 02/25/25	640	604,090
2.31%, 07/20/32 (Call 07/20/31),
(1-year CMT + 0.950%)(b)	290	232,444
2.34%, 01/19/28 (Call 01/19/27),
(1-year CMT + 0.830%)(b)	375	337,305
2.56%, 02/25/30	300	256,554
2.76%, 09/13/26	590	544,953
2.80%, 07/18/24	275	266,321
2.85%, 01/19/33 (Call 01/19/32),
(1-year CMT + 1.100%)(b)	200	166,454
3.20%, 07/18/29	370	329,685
3.29%, 07/25/27	240	224,198
3.68%, 02/22/27	195	189,171
3.74%, 03/07/29	350	326,242
3.78%, 03/02/25	259	251,530
3.84%, 04/17/26 (Call 04/17/25),
(1-year CMT + 1.125%)(b)	205	198,545
3.85%, 03/01/26	425	409,823
3.96%, 03/02/28	281	268,830
4.05%, 09/11/28	230	220,487
4.08%, 04/19/28 (Call 04/19/27),
(1-year CMT + 1.300%)(b)	300	286,848
4.32%, 04/19/33 (Call 04/19/32),
(1-year CMT + 1.550%)(b)	100	92,913
4.79%, 07/18/25 (Call 07/18/24),
(1-year CMT + 1.700%)(b)	200	197,940
5.02%, 07/20/28 (Call 07/20/27),
(1-year CMT + 1.950%)(b)	330	326,373
5.13%, 07/20/33 (Call 07/20/32),
(1-year CMT + 2.125%)(b)	610	602,741
5.24%, 04/19/29	200	199,530
5.42%, 02/22/29 (Call 02/22/28),
(1-year CMT + 1.380%)(b)	290	291,285
5.44%, 02/22/34 (Call 02/22/33),
(1-year CMT + 1.630%)(b)	215	216,679
5.48%, 02/22/31 (Call 02/22/30),
(1-year CMT + 1.530%)(b)	250	252,420
5.54%, 04/17/26 (Call 04/17/25),
(1-year CMT + 1.500%)(b)	200	199,484
5.72%, 02/20/26 (Call 02/20/25),
(1-year CMT + 1.080%)(b)	675	674,777
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26),
(1-year CMT + 0.670%)(b)	35	30,860
1.98%, 09/08/31 (Call 09/08/30),
(1-day SOFR + 1.532%)(b)	35	27,689
2.20%, 07/10/31 (Call 07/10/30),
(1-day SOFR + 1.772%)(b)	290	234,529
2.23%, 05/25/26 (Call 05/25/25),
(3-mo. LIBOR US + 0.830%)(b)	225	209,876
2.26%, 07/09/32 (Call 07/09/31),
(1-year CMT + 0.900%)(b)	200	158,422
2.56%, 09/13/25 (Call 09/13/24),
(1-day SOFR + 1.362%)(b)	200	191,440
2.56%, 09/13/31	235	185,721
Security	Par (000)	Value

Banks (continued)
2.59%, 05/25/31 (Call 05/25/30),
(3-mo. LIBOR US + 1.070%)(b)	$90	$75,002
2.65%, 05/22/26 (Call 05/22/25),
(1-year CMT + 0.900%)(b)	50	46,975
2.84%, 07/16/25 (Call 07/16/24),
(1-day SOFR + 1.242%)(b)	230	221,775
2.84%, 09/13/26	218	201,401
2.87%, 09/13/30 (Call 09/13/29),
(1-day SOFR + 1.572%)(b)	200	171,854
3.15%, 07/16/30 (Call 07/16/29),
(3-mo. SOFR + 1.392%)(b)	80	70,234
3.17%, 09/11/27	285	262,967
3.26%, 05/22/30 (Call 05/22/29),
(1-year CMT + 1.250%)(b)	50	44,633
3.66%, 02/28/27	205	194,887
4.02%, 03/05/28	300	284,955
4.25%, 09/11/29 (Call 09/11/28),
(3-mo. SOFR + 1.532%)(b)	335	317,289
5.41%, 09/13/28 (Call 09/13/27),
(1-year CMT + 2.050%)(b)	220	221,063
5.67%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.400%)(b)	200	203,352
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25),
(1-day SOFR + 0.720%)(b)	655	585,721
1.16%, 10/21/25 (Call 10/21/24),
(1-day SOFR + 0.560%)(b)	830	775,469
1.51%, 07/20/27 (Call 07/20/26),
(1-day SOFR + 0.858%)(b)	765	681,584
1.59%, 05/04/27 (Call 05/04/26),
(1-day SOFR + 0.879%)(b)	690	620,103
1.79%, 02/13/32 (Call 02/13/31),
(1-day SOFR + 1.034%)(b)	575	446,804
1.93%, 04/28/32 (Call 04/28/31),
(1-day SOFR + 1.020%)(b)	650	507,546
2.19%, 04/28/26 (Call 04/28/25),
(1-day SOFR + 1.990%)(b)	725	684,451
2.24%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.178%)(b)	655	522,042
2.48%, 01/21/28 (Call 01/21/27),
(1-day SOFR + 1.000%)(b)	435	394,684
2.48%, 09/16/36 (Call 09/16/31),
(1-day SOFR + 1.360%)(b)	550	415,195
2.51%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.200%)(b)	380	308,837
2.63%, 02/18/26 (Call 02/18/25),
(1-day SOFR + 0.940%)(b)	395	375,542
2.70%, 01/22/31 (Call 01/22/30),
(1-day SOFR + 1.143%)(b)	800	684,368
2.72%, 07/22/25 (Call 07/22/24),
(1-day SOFR + 1.152%)(b)	475	458,137
2.94%, 01/21/33 (Call 01/21/32),
(1-day SOFR + 1.290%)(b)	645	538,762
3.13%, 07/27/26	574	541,523
3.59%, 07/22/28 (Call 07/22/27),
(3-mo. LIBOR US + 1.340%)(b)	661	617,083
3.62%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.120%)(b)	760	687,678
3.63%, 01/20/27	663	635,187
3.70%, 10/23/24	906	885,488

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.77%, 01/24/29 (Call 01/24/28),
(3-mo. SOFR + 1.140%)(b)	$886	$830,386
3.88%, 01/27/26	629	612,426
3.95%, 04/23/27	694	660,063
4.00%, 07/23/25	620	606,639
4.21%, 04/20/28 (Call 04/20/27),
(1-day SOFR + 1.610%)(b)	170	163,945
4.35%, 09/08/26	503	490,420
4.43%, 01/23/30 (Call 01/23/29),
(3-mo. SOFR + 1.628%)(b)	649	623,144
4.68%, 07/17/26 (Call 07/17/25),
(1-day SOFR + 1.669%)(b)	265	262,255
4.89%, 07/20/33 (Call 07/20/32),
(1-day SOFR + 2.076%)(b)	370	357,390
5.00%, 11/24/25	395	394,404
5.05%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 1.295%)(b)	110	109,715
5.12%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.730%)(b)	800	796,584
5.16%, 04/20/29 (Call 04/20/28),
(1-day SOFR + 1.590%)(b)	420	419,000
5.25%, 04/21/34	640	636,627
5.30%, 04/20/37 (Call 04/20/32),
(1-day SOFR + 2.620%)(b)	385	365,919
5.95%, 01/19/38 (Call 01/19/33),
(5-year CMT + 2.430%)(b)	105	103,887
6.14%, 10/16/26 (Call 10/16/25),
(1-day SOFR + 1.770%)(b)	35	35,767
6.25%, 08/09/26	30	30,993
6.30%, 10/18/28 (Call 10/18/27),
(1-day SOFR + 2.240%)(b)	420	436,800
6.34%, 10/18/33 (Call 10/18/32),
(1-day SOFR + 2.560%)(b)	645	691,292
7.25%, 04/01/32	340	391,218
Series I, 0.86%, 10/21/25 (Call 10/21/24),
(1-day SOFR + 0.745%)(b)	130	120,822
Morgan Stanley Bank NA, 4.75%, 04/21/26	310	308,841
National Australia Bank Ltd./New York
2.50%, 07/12/26	375	350,194
3.38%, 01/14/26	285	274,293
5.13%, 11/22/24	250	250,527
National Bank of Canada, 5.25%, 01/17/25	290	287,431
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26),
(1-year CMT + 0.900%)(b)	285	252,387
3.03%, 11/28/35 (Call 08/28/30),
(5-year CMT + 2.350%)(b)	200	154,128
3.07%, 05/22/28 (Call 05/22/27),
(1-year CMT + 2.550%)(b)	355	322,833
3.75%, 11/01/29 (Call 11/01/24),
(5-year CMT + 2.100%)(b)	205	192,940
4.45%, 05/08/30 (Call 05/08/29),
(3-mo. LIBOR US + 1.871%)(b)	275	257,271
4.80%, 04/05/26	275	271,089
4.89%, 05/18/29 (Call 05/18/28),
(3-mo. LIBOR US + 1.754%)(b)	335	323,747
5.08%, 01/27/30 (Call 01/27/29),
(3-mo. LIBOR US + 1.905%)(b)	340	330,045
6.02%, 03/02/34 (Call 03/02/33),
(1-year CMT + 2.100%)(b)	200	204,190
Security	Par (000)	Value

Banks (continued)
7.47%, 11/10/26 (Call 11/10/25),
(1-year CMT + 2.850%)(b)	$285	$296,138
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	210	173,252
3.15%, 05/03/29 (Call 02/03/29)	142	131,214
3.38%, 05/08/32 (Call 05/08/27),
(3-mo. LIBOR US + 1.131%)(b)	152	135,759
3.65%, 08/03/28 (Call 05/03/28)	151	145,057
3.95%, 10/30/25	233	225,236
4.00%, 05/10/27 (Call 04/10/27)	250	243,082
6.13%, 11/02/32 (Call 08/02/32)	165	173,118
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	355	324,605
0.50%, 09/16/24	155	146,491
0.50%, 02/02/26	315	285,201
1.50%, 02/12/25	690	653,851
2.88%, 05/23/25	180	174,076
3.63%, 09/09/27	85	83,750
4.13%, 01/20/26	45	44,827
4.25%, 03/01/28	30	30,379
4.63%, 11/03/25	140	140,946
PNC Bank NA
2.70%, 10/22/29	105	89,690
2.95%, 02/23/25 (Call 01/24/25)	35	33,207
3.10%, 10/25/27 (Call 09/25/27)	380	349,395
3.25%, 06/01/25 (Call 05/02/25)	275	262,463
3.25%, 01/22/28 (Call 12/23/27)	250	229,575
3.88%, 04/10/25 (Call 03/10/25)	250	239,027
4.05%, 07/26/28	265	246,063
4.20%, 11/01/25 (Call 10/02/25)	37	35,445
2.50%, 08/27/24 (Call 07/27/24)	45	43,118
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	240	210,586
2.20%, 11/01/24 (Call 10/02/24)	310	294,856
2.31%, 04/23/32 (Call 04/23/31),
(1-day SOFR + 0.979%)(b)	309	249,672
2.55%, 01/22/30 (Call 10/24/29)	425	359,240
2.60%, 07/23/26 (Call 05/23/26)	310	287,857
3.15%, 05/19/27 (Call 04/19/27)	198	184,613
3.45%, 04/23/29 (Call 01/23/29)	369	337,318
4.76%, 01/26/27 (Call 01/26/26),
(1-day SOFR + 1.085%)(b)	375	370,556
5.07%, 01/24/34 (Call 01/24/33),
(1-day SOFR + 1.933%)(b)	285	275,148
5.35%, 12/02/28 (Call 12/02/27),
(1-day SOFR + 1.630%)(b)	275	274,587
5.67%, 10/28/25 (Call 10/28/24),
(1-day SOFR + 1.090%)(b)	15	14,955
6.04%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.140%)(b)	300	308,988
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	115	92,836
2.25%, 05/18/25 (Call 04/18/25)	220	203,078
Royal Bank of Canada
0.65%, 07/29/24	305	288,618
0.75%, 10/07/24	225	211,466
0.88%, 01/20/26	316	284,789
1.15%, 06/10/25	270	249,118
1.15%, 07/14/26	160	142,838
1.20%, 04/27/26	390	350,076

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.40%, 11/02/26	$359	$319,054
1.60%, 01/21/25	305	288,076
2.05%, 01/21/27	135	122,179
2.25%, 11/01/24	412	394,379
2.30%, 11/03/31	295	240,735
2.55%, 07/16/24	200	193,626
3.38%, 04/14/25	150	145,218
3.63%, 05/04/27	295	281,253
3.88%, 05/04/32	185	169,423
3.97%, 07/26/24	280	275,282
4.24%, 08/03/27	180	174,865
4.65%, 01/27/26	297	292,198
4.88%, 01/12/26	155	154,265
4.90%, 01/12/28	150	148,943
4.95%, 04/25/25	160	159,034
5.00%, 02/01/33	185	182,471
5.00%, 05/02/33	160	157,309
5.66%, 10/25/24	200	200,830
6.00%, 11/01/27	445	461,078
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27),
(1-day SOFR + 1.249%)(b)	195	170,902
3.24%, 10/05/26 (Call 08/05/26)	213	193,312
3.45%, 06/02/25 (Call 05/02/25)	105	99,916
3.50%, 06/07/24 (Call 05/07/24)	242	235,209
4.26%, 06/09/25 (Call 06/09/24),
(1-day SOFR + 1.380%)(b)	160	153,138
4.40%, 07/13/27 (Call 04/14/27)	229	217,667
4.50%, 07/17/25 (Call 04/17/25)	260	251,503
5.81%, 09/09/26 (Call 09/09/25),
(1-day SOFR + 2.328%)(b)	180	177,732
6.50%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 2.356%)(b)	200	202,786
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25),
(1-year CMT + 1.250%)(b)	340	304,140
1.67%, 06/14/27 (Call 06/14/26),
(1-day SOFR + 0.989%)(b)	270	233,917
2.90%, 03/15/32 (Call 03/15/31),
(1-day SOFR + 1.475%)(b)	200	162,954
3.82%, 11/03/28 (Call 11/03/27),
(3-mo. LIBOR US + 1.400%)(b)	255	232,221
6.53%, 01/10/29 (Call 01/10/28),
(1-day SOFR + 2.600%)(b)	225	229,181
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26),
(1-day SOFR + 0.560%)(b)	220	196,651
1.75%, 02/06/26 (Call 02/06/25),
(1-day SOFR + 0.441%)(b)	130	122,208
2.20%, 02/07/28 (Call 02/07/27),
(1-day SOFR + 0.730%)(b)	70	63,655
2.20%, 03/03/31	300	242,505
2.35%, 11/01/25 (Call 11/01/24),
(1-day SOFR + 0.940%)(b)	240	229,298
2.40%, 01/24/30	201	172,364
2.62%, 02/07/33 (Call 02/07/32),
(1-day SOFR + 1.002%)(b)	50	41,535
2.65%, 05/19/26	215	202,631
2.90%, 03/30/26 (Call 03/30/25),
(1-day SOFR + 2.600%)(b)	155	148,121
Security	Par (000)	Value

Banks (continued)
3.15%, 03/30/31 (Call 03/30/30),
(1-day SOFR + 2.650%)(b)	$200	$178,150
3.30%, 12/16/24	246	238,686
3.55%, 08/18/25	405	393,903
4.14%, 12/03/29 (Call 12/03/28),
(3-mo. LIBOR US + 1.030%)(b)	130	124,019
4.16%, 08/04/33 (Call 08/04/32),
(1-day SOFR + 1.726%)(b)	130	120,674
4.42%, 05/13/33 (Call 05/13/32),
(1-day SOFR + 1.605%)(b)	60	57,508
4.82%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.567%)(a)(b)	110	107,249
4.86%, 01/26/26 (Call 01/26/25),
(1-day SOFR + 0.604%)(b)	120	119,160
5.10%, 05/18/26 (Call 05/18/25),
(1-day SOFR + 1.130%)(b)	140	139,672
5.16%, 05/18/34	140	139,535
5.75%, 11/04/26 (Call 11/04/25),
(1-day SOFR + 1.353%)(b)	95	96,081
5.82%, 11/04/28 (Call 11/04/27),
(1-day SOFR + 1.715%)(b)	380	390,944
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	25	24,454
3.65%, 07/23/25(a)	250	240,327
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	295	263,848
1.40%, 09/17/26	295	260,671
1.71%, 01/12/31	200	156,776
1.90%, 09/17/28	75	63,630
2.13%, 07/08/30	35	28,718
2.14%, 09/23/30	305	243,963
2.22%, 09/17/31	240	192,706
2.35%, 01/15/25	305	289,372
2.45%, 09/27/24	295	282,843
2.47%, 01/14/29	200	172,854
2.63%, 07/14/26	293	271,163
2.70%, 07/16/24	540	522,185
2.72%, 09/27/29	200	172,170
2.75%, 01/15/30	345	298,642
3.01%, 10/19/26	405	377,209
3.04%, 07/16/29	505	446,218
3.20%, 09/17/29	225	197,786
3.35%, 10/18/27	260	241,857
3.36%, 07/12/27	445	419,159
3.45%, 01/11/27	272	256,455
3.54%, 01/17/28	185	172,864
3.78%, 03/09/26	320	308,074
3.94%, 07/19/28	55	51,868
4.31%, 10/16/28	255	244,104
5.46%, 01/13/26	500	502,060
5.71%, 01/13/30	295	302,717
5.77%, 01/13/33	255	265,914
Synchrony Financial, 5.63%, 08/23/27 (Call 07/23/27)	250	233,462
Synovus Bank, 5.63%, 02/15/28 (Call 01/15/28)	250	221,430
Synovus Financial Corp., 5.20%, 08/11/25 (Call 07/11/25)	35	32,273
Toronto-Dominion Bank (The)
0.70%, 09/10/24	160	150,642
0.75%, 09/11/25	210	190,533
0.75%, 01/06/26	345	308,782
1.15%, 06/12/25	225	207,122

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.20%, 06/03/26	$364	$324,411
1.25%, 12/13/24	85	79,834
1.25%, 09/10/26	305	269,757
1.45%, 01/10/25	195	184,127
1.95%, 01/12/27	100	89,865
2.00%, 09/10/31	200	158,806
2.45%, 01/12/32	210	171,224
2.65%, 06/12/24	362	351,252
2.80%, 03/10/27	320	294,630
3.20%, 03/10/32	220	190,040
3.63%, 09/15/31 (Call 09/15/26),
(5-year USD Swap + 2.205%)(b)	390	363,340
3.77%, 06/06/25	335	325,573
4.11%, 06/08/27	347	334,203
4.29%, 09/13/24	185	182,188
4.46%, 06/08/32	415	392,353
4.69%, 09/15/27	295	289,560
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	460	423,798
2.15%, 12/06/24 (Call 11/05/24)	25	23,474
2.25%, 03/11/30 (Call 12/11/29)	295	234,631
2.64%, 09/17/29 (Call 09/17/24),
(5-year CMT + 1.150%)(b)	275	254,039
3.30%, 05/15/26 (Call 04/15/26)	180	164,556
4.05%, 11/03/25 (Call 09/03/25)	50	47,890
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	274	231,497
1.20%, 08/05/25 (Call 07/03/25)	100	90,469
1.27%, 03/02/27 (Call 03/02/26),
(1-day SOFR + 0.609%)(b)	525	465,334
1.89%, 06/07/29 (Call 06/07/28),
(1-day SOFR + 0.862%)(b)	310	257,622
1.95%, 06/05/30 (Call 03/05/30)	130	104,248
2.50%, 08/01/24 (Call 07/01/24)	285	273,529
2.85%, 10/26/24 (Call 09/26/24)	338	323,936
3.70%, 06/05/25 (Call 05/05/25)	255	245,035
3.88%, 03/19/29 (Call 02/16/29)	130	116,568
4.00%, 05/01/25 (Call 03/01/25)	229	220,674
4.12%, 06/06/28 (Call 06/06/27),
(1-day SOFR + 1.368%)(b)	305	288,917
4.26%, 07/28/26 (Call 07/28/25),
(1-day SOFR + 1.456%)(b)	255	245,170
4.87%, 01/26/29 (Call 01/26/28),
(1-day SOFR + 1.435%)(b)	135	130,708
4.92%, 07/28/33 (Call 07/28/32),
(1-day SOFR + 2.240%)(b)	150	136,581
5.12%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.852%)(b)	40	38,212
5.90%, 10/28/26 (Call 10/28/25),
(1-day SOFR + 1.626%)(b)	190	188,262
6.12%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.300%)(b)	235	241,164
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	275	209,099
1.45%, 05/12/25 (Call 04/11/25)	205	189,545
2.22%, 01/27/28 (Call 01/27/27),
(1-day SOFR + 0.730%)(b)	105	93,647
2.40%, 07/30/24 (Call 06/28/24)	230	221,111
2.49%, 11/03/36 (Call 11/03/31),
(5-year CMT + 0.950%)(b)	100	73,781
Security	Par (000)	Value

Banks (continued)
2.68%, 01/27/33 (Call 01/27/32),
(1-day SOFR + 1.020%)(b)	$210	$168,769
3.00%, 07/30/29 (Call 04/30/29)	225	191,896
3.10%, 04/27/26 (Call 03/27/26)	608	562,060
3.60%, 09/11/24 (Call 08/11/24)	227	220,905
3.90%, 04/26/28 (Call 03/24/28)	252	238,140
3.95%, 11/17/25 (Call 10/17/25)	189	183,126
4.55%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 1.660%)(b)	365	351,261
4.65%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.230%)(b)	405	390,971
4.84%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 1.600%)(b)	450	422,307
4.97%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.110%)(b)	255	231,127
5.73%, 10/21/26 (Call 10/21/25),
(1-day SOFR + 1.430%)(b)	345	343,078
5.85%, 10/21/33 (Call 10/21/32),
(1-day SOFR + 2.090%)(b)	200	201,754
Series V, 2.38%, 07/22/26 (Call 06/22/26)	310	285,398
Series X, 3.15%, 04/27/27 (Call 03/27/27)	308	287,262
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	280	264,704
2.80%, 01/27/25 (Call 12/27/24)	290	276,999
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26),
(3-mo. SOFR + 2.360%)(b)	20	15,135
Wachovia Corp., 7.57%, 08/01/26(c)	135	143,077
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	90	78,439
Wells Fargo & Co.
2.16%, 02/11/26 (Call 02/11/25),
(3-mo. SOFR + 1.012%)(b)	701	662,130
2.19%, 04/30/26 (Call 04/30/25),
(1-day SOFR + 2.000%)(b)	585	550,321
2.39%, 06/02/28 (Call 06/02/27),
(1-day SOFR + 2.100%)(b)	607	542,889
2.41%, 10/30/25 (Call 10/30/24),
(3-mo. SOFR + 1.087%)(b)	579	553,530
2.57%, 02/11/31 (Call 02/11/30),
(1-day SOFR + 1.262%)(b)	590	498,119
2.88%, 10/30/30 (Call 10/30/29),
(3-mo. SOFR + 1.432%)(b)	715	618,475
3.00%, 02/19/25	485	466,914
3.00%, 04/22/26	789	746,733
3.00%, 10/23/26	1,101	1,026,980
3.20%, 06/17/27 (Call 06/17/26),
(3-mo. SOFR + 1.432%)(b)	580	544,904
3.30%, 09/09/24	533	519,819
3.35%, 03/02/33 (Call 03/02/32),
(1-day SOFR + 1.500%)(b)	760	652,452
3.53%, 03/24/28 (Call 03/24/27),
(1-day SOFR + 1.510%)(b)	640	600,960
3.55%, 09/29/25	593	572,654
3.58%, 05/22/28 (Call 05/22/27),
(3-mo. SOFR + 1.572%)(b)	704	661,211
3.91%, 04/25/26 (Call 04/25/25),
(1-day SOFR + 1.320%)(b)	580	564,769
4.10%, 06/03/26	551	531,125
4.15%, 01/24/29 (Call 10/24/28)	567	537,465
4.30%, 07/22/27	523	504,637

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.48%, 04/04/31 (Call 04/04/30),
(1-day SOFR + 4.032%)(b)	$475	$451,915
4.54%, 08/15/26 (Call 08/15/25),
(1-day SOFR + 1.560%)(b)	145	142,629
4.81%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.980%)(b)	550	542,025
4.90%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.100%)(b)	970	937,282
5.39%, 04/24/34	325	324,928
Series B, 7.95%, 11/15/29	25	27,536
Westpac Banking Corp.
1.02%, 11/18/24	115	108,612
1.15%, 06/03/26	385	345,638
1.95%, 11/20/28	370	320,376
2.15%, 06/03/31	380	318,710
2.35%, 02/19/25	47	44,977
2.65%, 01/16/30	310	274,840
2.67%, 11/15/35 (Call 11/15/30),
(5-year CMT + 1.750%)(b)	245	188,692
2.70%, 08/19/26	280	262,234
2.85%, 05/13/26	420	398,849
2.89%, 02/04/30 (Call 02/04/25),
(5-year CMT + 1.350%)(b)	781	728,376
3.02%, 11/18/36 (Call 11/18/31),
(5-year CMT + 1.530%)(b)	195	150,259
3.35%, 03/08/27	193	183,927
3.40%, 01/25/28	282	267,595
3.74%, 08/26/25	20	19,493
4.04%, 08/26/27	50	48,967
4.11%, 07/24/34 (Call 07/24/29),
(5-year CMT + 2.000%)(b)	200	177,040
4.32%, 11/23/31 (Call 11/23/26),
(5-year USD ICE Swap + 2.236%)(b)	150	140,124
5.35%, 10/18/24	60	60,269
5.41%, 08/10/33 (Call 08/10/32),
(1-year CMT + 2.680%)(b)	150	142,200
5.46%, 11/18/27	275	283,486
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	70	49,895
		257,898,239
Beverages — 0.5%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	405	379,764
3.65%, 02/01/26 (Call 11/01/25)	807	785,937
4.00%, 04/13/28 (Call 01/13/28)	310	303,481
4.75%, 01/23/29 (Call 10/23/28)	988	995,193
4.90%, 01/23/31 (Call 10/23/30)	240	247,608
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	35	34,153
4.75%, 04/15/33 (Call 01/15/33)	80	80,132
Coca-Cola Co. (The)
1.00%, 03/15/28	205	177,194
1.38%, 03/15/31	328	264,122
1.45%, 06/01/27	305	276,687
1.50%, 03/05/28	50	44,434
1.65%, 06/01/30	135	113,098
1.75%, 09/06/24	275	265,831
2.00%, 03/05/31	240	202,766
2.13%, 09/06/29	245	216,065
2.25%, 01/05/32	280	239,758
2.90%, 05/25/27	150	142,968
Security	Par (000)	Value

Beverages (continued)
3.38%, 03/25/27	$253	$246,597
3.45%, 03/25/30	433	411,761
Coca-Cola Consolidated Inc., 3.80%, 11/25/25
(Call 08/25/25)	225	219,460
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32
(Call 06/01/32)	60	47,688
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	165	134,711
2.88%, 05/01/30 (Call 02/01/30)	135	117,742
3.15%, 08/01/29 (Call 05/01/29)	85	76,691
3.60%, 02/15/28 (Call 11/15/27)	200	188,482
3.70%, 12/06/26 (Call 09/06/26)	114	109,404
4.35%, 05/09/27 (Call 04/09/27)	180	176,620
4.40%, 11/15/25 (Call 09/15/25)	215	211,184
4.65%, 11/15/28 (Call 08/15/28)	150	148,473
4.75%, 11/15/24	160	158,611
4.75%, 05/09/32 (Call 02/09/32)	155	150,948
4.90%, 05/01/33	140	137,533
5.00%, 02/02/26 (Call 02/02/24)	200	200,038
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)	235	199,036
2.13%, 04/29/32 (Call 01/29/32)	10	8,208
2.38%, 10/24/29 (Call 07/24/29)	220	192,988
5.20%, 10/24/25	210	211,932
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)	95	78,670
2.55%, 09/15/26 (Call 06/15/26)	105	97,489
3.20%, 05/01/30 (Call 02/01/30)	160	144,899
3.40%, 11/15/25 (Call 08/15/25)	65	62,719
3.43%, 06/15/27 (Call 03/15/27)	150	142,885
3.95%, 04/15/29 (Call 02/15/29)	195	186,239
4.05%, 04/15/32 (Call 01/15/32)	230	214,245
4.42%, 05/25/25 (Call 03/25/25)	134	132,383
4.60%, 05/25/28 (Call 02/25/28)	235	232,532
Molson Coors Beverage Co., 3.00%, 07/15/26
(Call 04/15/26)	473	445,651
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	150	121,682
1.63%, 05/01/30 (Call 02/01/30)	249	208,099
1.95%, 10/21/31 (Call 07/21/31)	125	104,023
2.25%, 03/19/25 (Call 02/19/25)	413	396,695
2.38%, 10/06/26 (Call 07/06/26)	224	211,039
2.63%, 03/19/27 (Call 01/19/27)	105	98,906
2.63%, 07/29/29 (Call 04/29/29)	273	247,950
2.75%, 04/30/25 (Call 01/30/25)	262	253,053
2.75%, 03/19/30 (Call 12/19/29)	365	330,142
2.85%, 02/24/26 (Call 11/24/25)	210	201,953
3.00%, 10/15/27 (Call 07/15/27)	448	426,648
3.50%, 07/17/25 (Call 04/17/25)	235	229,969
3.60%, 02/18/28 (Call 01/18/28)	180	175,367
3.90%, 07/18/32 (Call 04/18/32)	225	217,267
4.45%, 05/15/28 (Call 04/15/28)	120	121,256
4.45%, 02/15/33 (Call 11/15/32)(a)	135	136,227
4.55%, 02/13/26 (Call 01/13/26)	145	145,721
7.00%, 03/01/29	55	62,668
		13,543,675
Biotechnology — 0.4%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	250	215,152
1.90%, 02/21/25 (Call 01/21/25)	125	118,270

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
2.00%, 01/15/32 (Call 10/15/31)	$340	$270,038
2.20%, 02/21/27 (Call 12/21/26)	172	157,516
2.30%, 02/25/31 (Call 11/25/30)	245	204,065
2.45%, 02/21/30 (Call 11/21/29)	275	236,459
2.60%, 08/19/26 (Call 05/19/26)	410	382,805
3.00%, 02/22/29 (Call 12/22/28)	130	118,247
3.13%, 05/01/25 (Call 02/01/25)	378	364,672
3.20%, 11/02/27 (Call 08/02/27)	67	63,039
3.35%, 02/22/32 (Call 11/22/31)	125	110,609
4.05%, 08/18/29 (Call 06/18/29)	265	252,375
4.20%, 03/01/33 (Call 12/01/32)	260	243,279
5.15%, 03/02/28 (Call 02/02/28)	695	700,567
5.25%, 03/02/25	710	712,123
5.25%, 03/02/30 (Call 01/02/30)	710	715,687
5.25%, 03/02/33 (Call 12/02/32)	770	772,533
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	220	214,955
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	315	263,709
4.05%, 09/15/25 (Call 06/15/25)	495	482,546
Bio-Rad Laboratories Inc.
3.30%, 03/15/27 (Call 02/15/27)	90	84,146
3.70%, 03/15/32 (Call 12/15/31)	175	153,758
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	175	152,105
1.65%, 10/01/30 (Call 07/01/30)	290	236,353
2.95%, 03/01/27 (Call 12/01/26)	262	247,559
3.50%, 02/01/25 (Call 11/01/24)	470	457,935
3.65%, 03/01/26 (Call 12/01/25)	633	614,605
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	80	66,674
5.75%, 12/13/27 (Call 11/13/27)	140	142,524
5.80%, 12/12/25 (Call 11/12/25)	170	171,992
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	293	236,029
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	135	122,056
1.75%, 09/02/27 (Call 07/02/27)	220	189,834
2.15%, 09/02/31 (Call 06/02/31)	129	101,393
2.20%, 09/02/30 (Call 06/02/30)	275	221,620
		9,797,229
Building Materials — 0.1%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	254	240,746
2.49%, 02/15/27 (Call 12/15/26)	81	74,258
2.70%, 02/15/31 (Call 11/15/30)	80	67,670
2.72%, 02/15/30 (Call 11/15/29)	595	512,610
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	190	154,831
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	170	148,362
4.00%, 06/15/25 (Call 03/15/25)	40	38,771
4.00%, 03/25/32 (Call 12/25/31)	90	80,293
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(c)	89	87,261
3.90%, 02/14/26 (Call 11/14/25)	171	165,846

Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	155	126,046
2.00%, 09/16/31 (Call 06/16/31)	120	96,731
Security	Par (000)	Value

Building Materials (continued)
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	$150	$137,737
1.70%, 08/01/27 (Call 06/01/27)	50	43,952
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	235	192,131
3.50%, 12/15/27 (Call 09/15/27)	139	131,771
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	125	105,517
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	75	64,132
2.00%, 10/01/30 (Call 07/01/30)	50	39,670
2.00%, 02/15/31 (Call 11/15/30)	130	102,878
3.50%, 11/15/27 (Call 08/15/27)	50	47,232
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	195	185,765
3.88%, 06/01/30 (Call 03/01/30)	80	73,699
3.95%, 08/15/29 (Call 05/15/29)	70	65,502
4.20%, 12/01/24 (Call 09/01/24)	115	112,849
Trane Technologies Financing Ltd., 5.25%, 03/03/33 (Call 12/03/32)	50	50,863
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	115	110,110
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	210	200,844
3.55%, 11/01/24 (Call 08/01/24)	120	116,789
3.80%, 03/21/29 (Call 12/21/28)	143	134,624
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	150	135,535
3.90%, 04/01/27 (Call 01/01/27)	95	92,292
		3,937,317
Chemicals — 0.4%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	50	46,432
1.85%, 05/15/27 (Call 03/15/27)	170	154,686
2.05%, 05/15/30 (Call 02/15/30)	232	198,527
3.35%, 07/31/24 (Call 04/30/24)	277	271,191
4.80%, 03/03/33 (Call 12/03/32)	150	152,647
Albemarle Corp.
4.65%, 06/01/27 (Call 05/01/27)	100	97,915
5.05%, 06/01/32 (Call 03/01/32)	155	149,829
Cabot Corp.
4.00%, 07/01/29 (Call 04/01/29)	78	72,420
5.00%, 06/30/32 (Call 03/30/32)	75	71,612
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	40	34,851
5.90%, 07/05/24	300	299,595
6.05%, 03/15/25	465	466,967
6.17%, 07/15/27 (Call 06/15/27)	390	392,738
6.33%, 07/15/29 (Call 05/15/29)	147	147,982
6.38%, 07/15/32 (Call 04/15/32)	240	243,012
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	205	170,074
4.80%, 11/30/28 (Call 08/30/28)	158	157,169
6.30%, 03/15/33 (Call 12/15/32)(a)	10	10,751
7.38%, 11/01/29	279	310,683
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	498	492,726
4.73%, 11/15/28 (Call 08/15/28)	535	531,897
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	287	278,114
4.50%, 12/01/28 (Call 09/01/28)	160	154,859

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
5.75%, 03/08/33 (Call 12/08/32)	$150	$149,553
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	233	183,583
1.65%, 02/01/27 (Call 01/01/27)	45	40,761
2.13%, 02/01/32 (Call 11/01/31)	85	70,157
2.70%, 11/01/26 (Call 08/01/26)	245	231,714
3.25%, 12/01/27 (Call 09/01/27)	49	46,771
4.80%, 03/24/30 (Call 12/24/29)	137	138,228
5.25%, 01/15/28 (Call 12/15/27)	260	267,496
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	232	217,194
2.30%, 07/15/30 (Call 04/15/30)	151	127,633
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	110	102,764
3.45%, 10/01/29 (Call 07/01/29)	158	139,993
5.15%, 05/18/26	100	99,026
5.65%, 05/18/33	100	98,184
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	101	80,683
4.50%, 05/01/29 (Call 02/01/29)	145	132,075
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	25	23,643
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	241	190,771
2.65%, 02/05/25 (Call 11/05/24)	105	101,012
3.20%, 01/30/26 (Call 10/30/25)	75	72,911
4.70%, 12/05/25 (Call 11/05/25)	110	110,037
4.80%, 12/05/24	70	69,787
LYB International Finance II BV, 3.50%, 03/02/27
(Call 12/02/26)	40	38,154
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	70	63,609
2.25%, 10/01/30 (Call 07/01/30)	180	146,930
5.63%, 05/15/33	100	100,016
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)	85	81,296
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	130	107,019
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	94	82,216
3.00%, 04/01/25 (Call 01/01/25)	125	119,380
4.00%, 12/15/26 (Call 09/15/26)	115	111,035
4.20%, 04/01/29 (Call 01/01/29)	175	166,623
4.90%, 03/27/28 (Call 02/27/28)	85	84,236
5.90%, 11/07/24	15	15,089
5.95%, 11/07/25	125	127,419
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	170	153,112
2.40%, 08/15/24 (Call 07/15/24)	20	19,246
2.55%, 06/15/30 (Call 03/15/30)	155	132,744
2.80%, 08/15/29 (Call 05/15/29)	45	40,001
3.75%, 03/15/28 (Call 12/15/27)	95	90,932
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	80	64,087
3.75%, 03/15/27 (Call 12/15/26)	84	79,652
4.55%, 03/01/29 (Call 12/01/28)	102	96,463
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	60	48,114
2.30%, 05/15/30 (Call 02/15/30)	202	170,003
2.95%, 08/15/29 (Call 05/15/29)	130	115,197
3.13%, 06/01/24 (Call 04/01/24)	190	185,290
3.45%, 08/01/25 (Call 05/01/25)	135	130,095
Security	Par (000)	Value

Chemicals (continued)
3.45%, 06/01/27 (Call 03/01/27)	$295	$280,383
3.95%, 01/15/26 (Call 10/15/25)	115	112,027
4.25%, 08/08/25	75	73,780
Westlake Corp.
0.88%, 08/15/24 (Call 06/12/23)	25	23,516
3.38%, 06/15/30 (Call 03/15/30)	85	74,426
3.60%, 08/15/26 (Call 05/15/26)	169	160,716
		10,893,459
Commercial Services — 0.4%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	250	203,685
1.70%, 05/15/28 (Call 03/15/28)	375	332,479
3.38%, 09/15/25 (Call 06/15/25)	289	281,394
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	100	84,265
3.88%, 08/15/30 (Call 05/15/30)	175	150,108
5.25%, 10/01/25 (Call 07/01/25)	120	118,106
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	80	77,897
3.70%, 04/01/27 (Call 01/01/27)	238	231,467
4.00%, 05/01/32 (Call 02/01/32)	150	142,948
Emory University, Series 2020, 2.14%, 09/01/30 (Call 06/01/30)	100	84,395
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	310	247,668
2.60%, 12/01/24 (Call 11/01/24)	60	57,385
2.60%, 12/15/25 (Call 11/15/25)	124	116,231
3.10%, 05/15/30 (Call 02/15/30)	155	133,804
5.10%, 12/15/27 (Call 11/15/27)	175	174,244
5.10%, 06/01/28	100	98,577
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	85	75,782
1.50%, 11/15/24 (Call 10/15/24)	15	14,133
2.15%, 01/15/27 (Call 12/15/26)	190	169,685
2.65%, 02/15/25 (Call 01/15/25)	169	160,951
2.90%, 05/15/30 (Call 02/15/30)	215	181,305
2.90%, 11/15/31 (Call 08/15/31)	185	150,890
3.20%, 08/15/29 (Call 05/15/29)	262	228,645
4.45%, 06/01/28 (Call 03/01/28)	75	71,124
4.80%, 04/01/26 (Call 01/01/26)	78	76,327
4.95%, 08/15/27 (Call 07/15/27)	135	132,318
5.30%, 08/15/29 (Call 06/15/29)	115	113,055
5.40%, 08/15/32 (Call 05/15/32)	125	121,744
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	185	160,389
2.65%, 07/15/31 (Call 04/15/31)	85	65,853
Johns Hopkins University, 4.71%, 07/01/32 (Call 04/01/32)	30	30,100
Leland Stanford Junior University (The), 1.29%, 06/01/27 (Call 04/01/27)	45	39,956
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)	205	165,900
3.25%, 01/15/28 (Call 10/15/27)	175	164,636
3.75%, 03/24/25 (Call 02/24/25)	60	58,451
4.25%, 02/01/29 (Call 11/01/28)	90	87,771
4.25%, 08/08/32 (Call 05/08/32)	45	43,145
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	344	323,687
2.30%, 06/01/30 (Call 03/01/30)	255	216,737
2.40%, 10/01/24 (Call 09/01/24)	295	284,699
2.65%, 10/01/26 (Call 08/01/26)	355	333,434

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
2.85%, 10/01/29 (Call 07/01/29)	$326	$290,309
3.90%, 06/01/27 (Call 05/01/27)(a)	45	44,023
4.40%, 06/01/32 (Call 03/01/32)	150	144,445
Quanta Services Inc.
0.95%, 10/01/24 (Call 07/03/23)	73	68,284
2.35%, 01/15/32 (Call 10/15/31)	135	107,046
2.90%, 10/01/30 (Call 07/01/30)	185	156,976
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	250	221,730
4.00%, 03/18/29 (Call 12/18/28)	345	331,366
4.75%, 05/20/32 (Call 02/20/32)	60	58,906
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	270	214,264
2.45%, 03/01/27 (Call 02/01/27)	140	129,942
2.50%, 12/01/29 (Call 09/01/29)	179	157,626
2.70%, 03/01/29 (Call 01/01/29)	185	167,196
2.90%, 03/01/32 (Call 12/01/31)	80	69,602
2.95%, 01/22/27 (Call 10/22/26)	299	283,416
4.25%, 05/01/29 (Call 02/01/29)	285	278,924
4.75%, 08/01/28 (Call 05/01/28)	220	221,696
Triton Container International Ltd./TAL International
Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	83	63,453
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	315	307,175
4.13%, 03/15/29 (Call 12/15/28)	120	114,988
5.75%, 04/01/33 (Call 01/01/33)	120	124,465
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	35	32,529
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	170	140,145
		9,733,876
Computers — 0.7%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	130	108,116
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	335	308,153
0.70%, 02/08/26 (Call 01/08/26)	475	431,856
1.13%, 05/11/25 (Call 04/11/25)	430	402,966
1.20%, 02/08/28 (Call 12/08/27)	550	482,542
1.25%, 08/20/30 (Call 05/20/30)	290	237,730
1.40%, 08/05/28 (Call 06/05/28)	235	205,679
1.65%, 05/11/30 (Call 02/11/30)	373	317,509
1.65%, 02/08/31 (Call 11/08/30)	580	483,778
1.70%, 08/05/31 (Call 05/05/31)	205	170,349
1.80%, 09/11/24 (Call 08/11/24)	35	33,788
2.05%, 09/11/26 (Call 07/11/26)	290	270,785
2.20%, 09/11/29 (Call 06/11/29)	339	302,452
2.45%, 08/04/26 (Call 05/04/26)	483	457,541
2.50%, 02/09/25	435	420,410
2.75%, 01/13/25 (Call 11/13/24)	386	375,350
2.90%, 09/12/27 (Call 06/12/27)	386	367,190
3.00%, 06/20/27 (Call 03/20/27)	122	117,188
3.00%, 11/13/27 (Call 08/13/27)	475	453,430
3.20%, 05/13/25	300	292,740
3.20%, 05/11/27 (Call 02/11/27)	410	396,105
3.25%, 02/23/26 (Call 11/23/25)	654	635,878
3.25%, 08/08/29 (Call 06/08/29)	320	303,955
3.35%, 02/09/27 (Call 11/09/26)	517	503,848
3.35%, 08/08/32 (Call 05/08/32)	325	305,558
4.00%, 05/10/28	160	159,650
4.15%, 05/10/30 (Call 03/10/30)	160	159,864
4.30%, 05/10/33	160	160,437
Security	Par (000)	Value

Computers (continued)
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	$135	$120,969
2.30%, 09/14/31 (Call 06/14/31)	90	70,871
Dell Inc., 7.10%, 04/15/28	60	64,588
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)	233	229,361
4.90%, 10/01/26 (Call 08/01/26)	412	409,310
5.25%, 02/01/28 (Call 01/01/28)	70	70,309
5.30%, 10/01/29 (Call 07/01/29)	377	375,175
5.75%, 02/01/33 (Call 11/01/32)	320	320,342
5.85%, 07/15/25 (Call 06/15/25)	155	157,048
6.02%, 06/15/26 (Call 03/15/26)	698	714,040
6.10%, 07/15/27 (Call 05/15/27)	120	124,716
6.20%, 07/15/30 (Call 04/15/30)	75	78,061
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	130	113,759
2.38%, 09/15/28 (Call 07/15/28)	170	142,446
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	130	116,809
2.20%, 03/15/31 (Call 12/15/30)	115	94,113
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	75	72,199
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	290	265,930
4.90%, 10/15/25 (Call 07/15/25)	686	681,664
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	300	269,898
2.20%, 06/17/25 (Call 05/17/25)	290	273,714
2.65%, 06/17/31 (Call 03/17/31)	155	125,217
3.00%, 06/17/27 (Call 04/17/27)	230	212,552
3.40%, 06/17/30 (Call 03/17/30)	270	236,347
4.00%, 04/15/29 (Call 02/15/29)	270	253,419
4.20%, 04/15/32 (Call 01/15/32)	205	183,342
4.75%, 01/15/28 (Call 12/15/27)	155	152,990
5.50%, 01/15/33 (Call 10/15/32)	35	34,411
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	270	241,885
1.95%, 05/15/30 (Call 02/15/30)	260	216,354
2.20%, 02/09/27 (Call 01/09/27)	120	110,213
2.72%, 02/09/32 (Call 11/09/31)	50	42,658
3.30%, 05/15/26	595	571,777
3.45%, 02/19/26	410	396,626
3.50%, 05/15/29	520	485,633
4.00%, 07/27/25	200	197,064
4.15%, 07/27/27 (Call 06/27/27)	150	147,403
4.40%, 07/27/32 (Call 04/27/32)(a)	150	144,553
4.50%, 02/06/26	140	139,219
4.50%, 02/06/28 (Call 01/06/28)	270	267,624
4.75%, 02/06/33 (Call 11/06/32)	320	314,176
5.88%, 11/29/32	10	10,758
6.22%, 08/01/27	60	63,107
6.50%, 01/15/28	45	48,082
7.00%, 10/30/25	136	142,946
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)	130	111,176
2.70%, 10/15/28 (Call 08/15/28)	130	106,886
3.15%, 10/15/31 (Call 07/15/31)	115	84,430
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	205	160,265
3.63%, 05/15/25 (Call 04/15/25)	45	43,426
4.38%, 05/15/30 (Call 02/15/30)	140	127,740

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
5.75%, 03/15/33 (Call 12/15/32)	$100	$99,169
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	215	200,393
2.38%, 06/22/27 (Call 04/22/27)	165	151,089
2.70%, 06/22/30 (Call 03/22/30)	120	101,647
3.30%, 09/29/24 (Call 07/29/24)	164	159,367
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	35	29,289
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	125	100,988
3.10%, 02/01/32 (Call 11/01/31)	110	82,574
4.75%, 02/15/26 (Call 11/15/25)	440	419,373
		20,346,337
Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.10%, 08/15/25	55	53,520
3.10%, 08/15/27 (Call 07/15/27)	100	96,266
3.25%, 08/15/32 (Call 05/15/32)	140	129,228
4.60%, 03/01/28 (Call 02/01/28)	36	36,707
4.60%, 03/01/33 (Call 12/01/32)	111	113,292
4.80%, 03/02/26	36	36,549
Conopco Inc., Series E, 7.25%, 12/15/26	70	75,845
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	170	140,954
2.00%, 12/01/24 (Call 11/01/24)	220	210,969
2.38%, 12/01/29 (Call 09/01/29)	190	165,602
2.60%, 04/15/30 (Call 01/15/30)	100	87,924
3.15%, 03/15/27 (Call 12/15/26)	115	110,370
GSK Consumer Healthcare Capital U.S. LLC
3.38%, 03/24/27 (Call 02/24/27)	280	264,569
3.38%, 03/24/29 (Call 01/24/29)	250	229,878
3.63%, 03/24/32 (Call 12/24/31)	435	390,530
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/25(d)	10	9,617
3.13%, 03/24/25	435	418,335
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)(d)	325	330,860
5.00%, 03/22/30 (Call 01/22/30)(d)	190	193,775
5.05%, 03/22/28 (Call 02/22/28)(d)	380	388,181
5.35%, 03/22/26 (Call 02/22/26)(d)	205	208,362
5.50%, 03/22/25(d)	210	212,048
Procter & Gamble Co. (The)
0.55%, 10/29/25	245	223,710
1.00%, 04/23/26	205	186,853
1.20%, 10/29/30	360	291,697
1.90%, 02/01/27	185	171,138
1.95%, 04/23/31	100	85,543
2.30%, 02/01/32	59	51,690
2.45%, 11/03/26	225	212,328
2.70%, 02/02/26	234	226,016
2.80%, 03/25/27	148	140,992
2.85%, 08/11/27	243	231,377
3.00%, 03/25/30	416	387,396
3.95%, 01/26/28	485	482,779
4.10%, 01/26/26	505	502,717
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)	365	294,668
1.75%, 08/12/31 (Call 05/12/31)	105	85,212
2.00%, 07/28/26	155	144,440
2.90%, 05/05/27 (Call 02/05/27)	300	284,403
3.38%, 03/22/25 (Call 01/22/25)	30	29,235
Security	Par (000)	Value

Cosmetics & Personal Care (continued)
3.50%, 03/22/28 (Call 12/22/27)	$50	$48,269
5.90%, 11/15/32	18	19,799
		8,003,643
Distribution & Wholesale — 0.0%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	55	52,358

Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	675	633,980
1.75%, 01/30/26 (Call 12/30/25)	210	187,702
2.45%, 10/29/26 (Call 09/29/26)	585	521,878
2.88%, 08/14/24 (Call 07/14/24)	220	211,363
3.00%, 10/29/28 (Call 08/29/28)	810	702,221
3.30%, 01/30/32 (Call 10/30/31)	820	665,389
3.50%, 01/15/25 (Call 11/15/24)	265	253,637
3.65%, 07/21/27 (Call 04/21/27)	205	188,040
3.88%, 01/23/28 (Call 10/23/27)	290	266,997
4.45%, 10/01/25 (Call 08/01/25)	165	159,058
4.45%, 04/03/26 (Call 02/03/26)	25	23,952
4.63%, 10/15/27 (Call 08/15/27)	150	142,380
5.75%, 06/06/28	150	148,759
6.50%, 07/15/25 (Call 06/15/25)(a)	420	423,662
Series 3NC1, 1.75%, 10/29/24 (Call 07/03/23)	225	210,910
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	115	97,100
3.50%, 08/01/25	200	190,722
Air Lease Corp.
0.80%, 08/18/24 (Call 07/18/24)	40	37,480
1.88%, 08/15/26 (Call 07/15/26)	215	189,976
2.10%, 09/01/28 (Call 07/01/28)	125	103,304
2.20%, 01/15/27 (Call 12/15/26)	90	79,526
2.30%, 02/01/25 (Call 01/01/25)	240	226,337
2.88%, 01/15/26 (Call 12/15/25)	190	176,601
2.88%, 01/15/32 (Call 10/15/31)	35	28,140
3.00%, 02/01/30 (Call 11/01/29)	175	145,782
3.13%, 12/01/30 (Call 09/01/30)	95	78,973
3.25%, 03/01/25 (Call 01/01/25)	255	243,025
3.25%, 10/01/29 (Call 07/01/29)	120	102,500
3.38%, 07/01/25 (Call 06/01/25)	116	110,035
3.63%, 04/01/27 (Call 01/01/27)	160	147,701
3.63%, 12/01/27 (Call 09/01/27)	175	159,603
3.75%, 06/01/26 (Call 04/01/26)	445	421,237
4.25%, 09/15/24 (Call 06/15/24)	181	177,250
4.63%, 10/01/28 (Call 07/01/28)	180	168,928
5.30%, 02/01/28 (Call 01/01/28)	260	256,833
5.85%, 12/15/27 (Call 11/15/27)	15	14,982
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	140	131,925
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	190	151,504
4.63%, 03/30/25	200	192,190
4.75%, 06/09/27 (Call 05/09/27)	130	121,225
5.13%, 09/30/24	105	102,140
5.80%, 05/01/25 (Call 04/01/25)	49	48,483
7.10%, 11/15/27 (Call 10/15/27)	195	198,325
8.00%, 11/01/31	470	489,598
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	210	188,462
2.25%, 03/04/25 (Call 02/01/25)	80	75,986
2.50%, 07/30/24 (Call 06/30/24)	396	383,071
2.55%, 03/04/27 (Call 02/01/27)	398	365,623

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.00%, 10/30/24 (Call 09/29/24)	$342	$330,711
3.13%, 05/20/26 (Call 04/20/26)	225	214,605
3.30%, 05/03/27 (Call 04/03/27)	320	302,102
3.63%, 12/05/24 (Call 11/04/24)	180	175,392
3.95%, 08/01/25 (Call 07/01/25)	455	444,267
4.05%, 05/03/29 (Call 03/03/29)	315	302,923
4.20%, 11/06/25 (Call 10/06/25)	329	322,114
4.42%, 08/03/33 (Call 08/03/32),
(1-day SOFR + 1.760%)(b)	220	208,270
4.90%, 02/13/26 (Call 01/13/26)	400	399,656
4.99%, 05/01/26	160	159,699
4.99%, 05/26/33 (Call 02/26/32),
(1-day SOFR + 2.255%)(b)	135	130,635
5.04%, 05/01/34	250	246,792
5.85%, 11/05/27 (Call 10/05/27)	330	342,857
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	15	14,234
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	232	218,755
3.00%, 04/02/25 (Call 03/02/25)	120	114,841
3.70%, 10/15/24	70	68,334
4.50%, 05/13/32 (Call 02/13/32)	205	196,267
5.15%, 05/15/33 (Call 02/15/33)	100	99,488
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)	2	1,743
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)	69	65,444
Brookfield Finance Inc.
2.34%, 01/30/32 (Call 10/30/31)	155	122,610
2.72%, 04/15/31 (Call 01/15/31)	120	98,888
3.90%, 01/25/28 (Call 10/25/27)	232	216,915
4.25%, 06/02/26 (Call 03/02/26)	155	149,485
4.35%, 04/15/30 (Call 01/15/30)	194	180,587
4.85%, 03/29/29 (Call 12/29/28)	245	236,369
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26),
(1-day SOFR + 0.855%)(b)	215	185,633
2.36%, 07/29/32 (Call 07/29/31),
(1-day SOFR + 1.337%)(b)	280	199,836
2.62%, 11/02/32 (Call 11/02/31),
(1-day SOFR + 1.265%)(b)	80	61,165
2.64%, 03/03/26 (Call 03/03/25),
(1-day SOFR + 1.290%)(b)	185	173,204
3.20%, 02/05/25 (Call 01/05/25)	270	257,691
3.27%, 03/01/30 (Call 03/01/29),
(1-day SOFR + 1.790%)(b)	260	223,119
3.30%, 10/30/24 (Call 09/30/24)	395	380,567
3.65%, 05/11/27 (Call 04/11/27)	266	249,375
3.75%, 07/28/26 (Call 06/28/26)	339	317,226
3.75%, 03/09/27 (Call 02/09/27)	328	307,513
3.80%, 01/31/28 (Call 12/31/27)	320	297,056
4.20%, 10/29/25 (Call 09/29/25)	295	280,271
4.25%, 04/30/25 (Call 03/31/25)	200	193,608
4.93%, 05/10/28 (Call 05/10/27),
(1-day SOFR + 2.057%)(b)	230	221,030
4.99%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 2.160%)(b)	290	284,209
5.25%, 07/26/30 (Call 07/26/29),
(1-day SOFR + 2.600%)(b)	140	133,725
5.27%, 05/10/33 (Call 05/10/32),
(1-day SOFR + 2.370%)(b)	210	200,491
Security	Par (000)	Value

Diversified Financial Services (continued)
5.47%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 2.080%)(b)	$210	$203,935
5.82%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 2.600%)(b)	155	150,528
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	165	129,834
3.00%, 03/16/32 (Call 12/16/31)	80	69,432
3.65%, 01/12/27 (Call 10/12/26)	90	86,379
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	410	359,439
1.15%, 05/13/26 (Call 04/13/26)	170	149,666
1.65%, 03/11/31 (Call 12/11/30)	135	101,826
1.95%, 12/01/31 (Call 09/01/31)	145	110,632
2.00%, 03/20/28 (Call 01/20/28)	310	265,357
2.30%, 05/13/31 (Call 02/13/31)	170	134,966
2.45%, 03/03/27 (Call 02/03/27)	380	339,465
2.75%, 10/01/29 (Call 07/01/29)	45	38,353
2.90%, 03/03/32 (Call 12/03/31)	300	246,261
3.00%, 03/10/25 (Call 12/10/24)	100	95,174
3.20%, 03/02/27 (Call 12/02/26)	219	201,281
3.20%, 01/25/28 (Call 10/25/27)	200	182,242
3.25%, 05/22/29 (Call 02/22/29)	155	137,252
3.30%, 04/01/27 (Call 01/01/27)	141	130,104
3.45%, 02/13/26 (Call 11/13/25)	55	52,594
3.63%, 04/01/25 (Call 01/01/25)	40	38,588
3.85%, 05/21/25 (Call 03/21/25)	170	164,392
4.00%, 02/01/29 (Call 11/01/28)	110	103,199
4.20%, 03/24/25 (Call 02/24/25)	85	82,930
4.63%, 03/22/30 (Call 12/22/29)	195	187,707
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	215	161,373
Citigroup Global Markets Holdings Inc./U.S, 0.75%, 06/07/24 (Call 09/07/23)	20	19,014
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	188	161,009
3.00%, 03/15/25 (Call 12/15/24)	430	415,831
3.75%, 06/15/28 (Call 03/15/28)	208	202,145
Credit Suisse USA Inc., 7.13%, 07/15/32	115	126,755
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	20	19,100
3.95%, 11/06/24 (Call 08/06/24)	120	115,816
4.10%, 02/09/27 (Call 11/09/26)	229	213,604
4.50%, 01/30/26 (Call 11/30/25)(a)	198	191,896
6.70%, 11/29/32 (Call 08/29/32)	65	67,404
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	85	80,226
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	95	74,691
2.85%, 03/30/25	215	204,962
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	345	267,623
2.10%, 06/15/30 (Call 03/15/30)	311	260,746
3.10%, 09/15/27 (Call 06/15/27)	130	122,320
3.65%, 05/23/25	195	192,309
3.75%, 12/01/25 (Call 09/01/25)	312	304,181
3.75%, 09/21/28 (Call 06/21/28)	170	162,892
4.00%, 09/15/27 (Call 08/15/27)	365	358,634
4.35%, 06/15/29 (Call 04/15/29)	245	241,100
4.60%, 03/15/33 (Call 12/15/32)	100	97,891
Invesco Finance PLC, 3.75%, 01/15/26	205	198,143
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	150	147,645

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Jefferies Financial Group Inc.
4.15%, 01/23/30	$240	$217,258
4.85%, 01/15/27	190	187,652
6.45%, 06/08/27	40	41,635
Jefferies Group LLC, 2.75%, 10/15/32 (Call 07/15/32)	105	81,678
Jefferies Group LLC/Jefferies Group Capital Finance Inc.,
2.63%, 10/15/31 (Call 07/15/31)	220	171,211
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	90	84,563
3.75%, 02/13/25	165	158,321
4.38%, 03/11/29 (Call 12/11/28)	120	110,671
4.50%, 09/19/28 (Call 06/19/28)	110	104,254
Legg Mason Inc., 4.75%, 03/15/26	103	101,864
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	160	134,368
2.00%, 03/03/25 (Call 02/03/25)	157	150,021
2.00%, 11/18/31 (Call 08/18/31)	110	91,892
2.95%, 11/21/26 (Call 08/21/26)	238	226,954
2.95%, 06/01/29 (Call 03/01/29)	170	157,068
3.30%, 03/26/27 (Call 01/26/27)	205	197,483
3.35%, 03/26/30 (Call 12/26/29)	282	264,877
3.50%, 02/26/28 (Call 11/26/27)	205	198,928
4.85%, 03/09/33 (Call 12/09/32)	130	133,351
4.88%, 03/09/28 (Call 02/09/28)	160	163,827
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	146	139,154
4.50%, 06/20/28 (Call 03/20/28)	160	157,045
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	180	141,782
3.85%, 06/30/26 (Call 03/30/26)	200	196,024
Nomura Holdings Inc.
1.65%, 07/14/26	335	295,055
1.85%, 07/16/25	267	245,013
2.17%, 07/14/28	200	169,036
2.33%, 01/22/27	250	222,295
2.65%, 01/16/25	480	455,203
2.68%, 07/16/30	230	189,255
3.00%, 01/22/32	200	162,422
3.10%, 01/16/30	240	205,505
5.10%, 07/03/25	35	34,427
5.39%, 07/06/27	220	216,973
5.61%, 07/06/29	200	197,588
ORIX Corp.
2.25%, 03/09/31(a)	25	20,667
3.25%, 12/04/24	332	320,490
3.70%, 07/18/27	75	71,265
4.00%, 04/13/32	112	103,710
5.00%, 09/13/27	132	132,003
5.20%, 09/13/32	102	103,780
Private Export Funding Corp.
1.75%, 11/15/24	105	99,905
Series GG, 2.45%, 07/15/24	40	38,670
Series PP, 1.40%, 07/15/28	133	114,842
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	120	116,558
4.88%, 03/15/27 (Call 09/15/26)	130	124,186
6.63%, 03/15/25 (Call 09/15/24)	85	85,096
Raymond James Financial Inc., 4.65%, 04/01/30 (Call 01/01/30)	154	150,209
Security	Par (000)	Value

Diversified Financial Services (continued)
Stifel Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	$110	$94,649
4.25%, 07/18/24	263	254,758
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	105	75,908
3.70%, 08/04/26 (Call 05/04/26)	149	131,610
3.95%, 12/01/27 (Call 09/01/27)	200	172,340
4.25%, 08/15/24 (Call 05/15/24)	280	265,583
4.50%, 07/23/25 (Call 04/23/25)	195	181,223
4.88%, 06/13/25 (Call 05/13/25)	185	174,945
5.15%, 03/19/29 (Call 12/19/28)	145	128,315
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	175	153,652
1.10%, 02/15/31 (Call 11/15/30)	215	170,549
1.90%, 04/15/27 (Call 02/15/27)	285	262,590
2.05%, 04/15/30 (Call 01/15/30)	404	348,907
2.75%, 09/15/27 (Call 06/15/27)	206	194,213
3.15%, 12/14/25 (Call 09/14/25)	954	922,566
Voya Financial Inc.
3.65%, 06/15/26	160	151,418
4.70%, 01/23/48 (Call 01/23/28),
(3-mo. LIBOR US + 2.084%)(b)	75	61,412
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	200	177,638
2.75%, 03/15/31 (Call 12/15/30)	65	51,572
2.85%, 01/10/25 (Call 12/10/24)	160	153,078
		39,456,003
Electric — 1.9%
AEP Texas Inc.
3.95%, 06/01/28 (Call 03/01/28)	110	104,631
4.70%, 05/15/32 (Call 02/15/32)	110	106,038
5.40%, 06/01/33 (Call 03/01/33)	40	40,164
Series I, 2.10%, 07/01/30 (Call 04/01/30)	192	157,020
AEP Transmission Co. LLC, 3.10%, 12/01/26
(Call 09/01/26)	40	37,867
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	180	159,921
2.45%, 01/15/31 (Call 10/15/30)	255	204,281
5.45%, 06/01/28 (Call 05/01/28)	140	138,033
Alabama Power Co.
3.05%, 03/15/32 (Call 12/15/31)	15	13,117
3.75%, 09/01/27 (Call 08/01/27)	70	67,715
3.94%, 09/01/32 (Call 03/01/32)	95	88,306
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	285	225,914
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	55	47,412
1.95%, 03/15/27 (Call 02/15/27)	90	80,578
2.50%, 09/15/24 (Call 08/15/24)	118	113,253
3.50%, 01/15/31 (Call 10/15/30)	105	93,854
3.65%, 02/15/26 (Call 11/15/25)	205	196,980
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	70	55,825
3.25%, 03/01/25 (Call 12/01/24)	76	73,908
3.80%, 05/15/28 (Call 02/15/28)	23	22,110
3.85%, 09/01/32 (Call 06/01/32)	105	97,449
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	98	81,767
3.20%, 11/13/27 (Call 08/13/27)	25	23,351
3.88%, 02/15/62 (Call 11/15/26),
(5-year CMT + 2.675%)(b)	150	120,470

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.63%, 03/01/33 (Call 12/01/32)	$56	$57,125
5.75%, 11/01/27 (Call 10/01/27)	260	267,849
5.95%, 11/01/32 (Call 08/01/32)	17	17,761
Series J, 4.30%, 12/01/28 (Call 09/01/28)	194	188,126
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	10	9,619
4.50%, 08/01/32 (Call 05/01/32)	145	136,752
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	40	33,759
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	165	129,888
2.60%, 08/15/29 (Call 05/15/29)	64	55,199
2.95%, 09/15/27 (Call 06/15/27)	65	59,898
3.15%, 05/15/25 (Call 02/15/25)	45	43,131
6.35%, 12/15/32 (Call 09/15/32)	80	86,023
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	40	33,403
4.00%, 10/15/28 (Call 07/15/28)	95	91,888
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	193	185,913
3.20%, 04/15/25 (Call 03/15/25)	85	81,343
3.80%, 06/01/29 (Call 03/01/29)	176	163,236
Baltimore Gas & Electric Co., 2.25%, 06/15/31 (Call 03/15/31)	215	179,615
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	140	111,072
3.25%, 04/15/28 (Call 01/15/28)	170	160,776
3.50%, 02/01/25 (Call 11/01/24)	175	170,898
3.70%, 07/15/30 (Call 04/15/30)	175	164,943
4.05%, 04/15/25 (Call 03/15/25)	128	126,003
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	160	132,973
3.05%, 10/15/29 (Call 07/15/29)	77	66,905
3.15%, 01/15/27 (Call 07/15/26)	5	4,681
3.95%, 01/15/26 (Call 07/15/25)	35	33,796
5.95%, 03/15/28 (Call 02/15/28)	130	133,536
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33 (Call 01/01/33)	125	125,530
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	125	118,149
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	15	12,676
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	130	125,557
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	75	69,698
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	145	130,288
2.50%, 09/01/24 (Call 08/01/24)	141	135,481
2.65%, 06/01/31 (Call 03/01/31)	95	79,673
2.95%, 03/01/30 (Call 12/01/29)	45	39,180
Cleco Corporate Holdings LLC, 3.74%, 05/01/26
(Call 02/01/26)	190	179,966
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	85	80,432
3.45%, 08/15/27 (Call 05/15/27)	85	80,279
4.75%, 06/01/50 (Call 03/01/30),
(5-year CMT + 4.116%)(b)	100	87,840
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	40	34,047
2.55%, 06/15/26 (Call 03/15/26)	85	79,748
3.15%, 03/15/32 (Call 12/15/31)	75	66,398
3.70%, 08/15/28 (Call 05/15/28)	160	152,859
4.90%, 02/01/33 (Call 11/01/32)	80	80,366
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	175	163,366
Security	Par (000)	Value

Electric (continued)
Connecticut Light & Power Co. (The)
Series A, 2.05%, 07/01/31 (Call 04/01/31)	$180	$147,767
Series A, 3.20%, 03/15/27 (Call 12/15/26)	50	47,413
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	195	163,254
3.80%, 05/15/28 (Call 02/15/28)	190	182,320
5.20%, 03/01/33 (Call 12/01/32)	165	167,536
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	115	104,766
Series B, 3.13%, 11/15/27 (Call 08/15/27)	70	65,692
Series D, 4.00%, 12/01/28 (Call 09/01/28)	86	83,425
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	150	143,498
5.60%, 03/01/28 (Call 02/01/28)	90	91,981
5.80%, 03/01/33 (Call 12/01/32)	90	92,523
Consumers Energy Co.
3.60%, 08/15/32 (Call 02/15/32)	75	68,221
3.80%, 11/15/28 (Call 08/15/28)	118	112,994
4.63%, 05/15/33 (Call 11/15/32)	185	182,319
4.65%, 03/01/28 (Call 01/01/28)	200	200,776
Dominion Energy Inc.
3.07%, 08/15/24(c)	50	48,379
3.90%, 10/01/25 (Call 07/01/25)	229	222,512
4.25%, 06/01/28 (Call 03/01/28)	134	129,506
4.35%, 08/15/32 (Call 05/15/32)	95	89,325
5.38%, 11/15/32 (Call 08/15/32)	260	260,954
Series A, 1.45%, 04/15/26 (Call 03/15/26)	200	180,690
Series A, 3.30%, 03/15/25 (Call 02/15/25)	15	14,498
Series B, 3.60%, 03/15/27 (Call 01/15/27)	50	47,588
Series C, 2.25%, 08/15/31 (Call 05/15/31)	105	85,122
Series C, 3.38%, 04/01/30 (Call 01/01/30)	495	443,273
Series D, 2.85%, 08/15/26 (Call 05/15/26)	59	54,908
Dominion Energy South Carolina Inc.
6.63%, 02/01/32	25	27,733
Series A, 2.30%, 12/01/31 (Call 09/01/31)	95	77,660
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	165	141,291
3.38%, 03/01/25 (Call 12/01/24)	15	14,607
5.20%, 04/01/33 (Call 01/01/33)	80	81,642
Series A, 1.90%, 04/01/28 (Call 02/01/28)	200	177,454
Series A, 3.00%, 03/01/32 (Call 12/01/31)	130	112,728
Series C, 2.63%, 03/01/31 (Call 12/01/30)	40	34,292
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	205	190,566
2.95%, 03/01/30 (Call 12/01/29)	195	169,948
4.22%, 11/01/24(c)	430	422,767
4.88%, 06/01/28 (Call 05/01/28)	300	296,682
Series C, 3.40%, 06/15/29 (Call 03/15/29)	109	98,973
Series F, 1.05%, 06/01/25 (Call 05/01/25)	265	243,739
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	120	104,904
2.45%, 02/01/30 (Call 11/01/29)	130	112,485
2.55%, 04/15/31 (Call 01/15/31)	155	133,103
2.85%, 03/15/32 (Call 12/15/31)	120	102,763
2.95%, 12/01/26 (Call 09/01/26)	110	104,193
3.95%, 11/15/28 (Call 08/15/28)	170	165,245
4.95%, 01/15/33 (Call 10/15/32)	160	160,475
Series A, 6.00%, 12/01/28	40	42,395
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	232	211,204
2.45%, 06/01/30 (Call 03/01/30)	225	189,007

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.55%, 06/15/31 (Call 03/15/31)	$220	$182,065
2.65%, 09/01/26 (Call 06/01/26)	285	264,568
3.15%, 08/15/27 (Call 05/15/27)	175	163,102
3.40%, 06/15/29 (Call 03/15/29)	155	141,512
4.30%, 03/15/28 (Call 02/15/28)	175	169,451
4.50%, 08/15/32 (Call 05/15/32)	185	174,873
5.00%, 12/08/25	50	49,993
5.00%, 12/08/27 (Call 11/08/27)	175	175,417
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	75	61,200
2.40%, 12/15/31 (Call 09/15/31)	175	144,937
2.50%, 12/01/29 (Call 09/01/29)	115	100,648
3.80%, 07/15/28 (Call 04/15/28)	193	186,239
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	135	112,477
3.65%, 02/01/29 (Call 11/01/28)	105	98,615
5.25%, 04/01/33 (Call 01/01/33)	60	60,820
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	135	109,589
3.25%, 08/15/25 (Call 05/15/25)	45	43,449
3.40%, 04/01/32 (Call 01/01/32)	105	93,680
3.45%, 03/15/29 (Call 12/15/28)	106	98,480
3.70%, 09/01/28 (Call 06/01/28)	160	152,883
5.25%, 03/15/33 (Call 12/15/32)	80	81,661
Edison International
3.55%, 11/15/24 (Call 10/15/24)	192	186,324
4.13%, 03/15/28 (Call 12/15/27)	187	175,845
4.70%, 08/15/25	130	127,795
4.95%, 04/15/25 (Call 03/15/25)	70	68,972
5.25%, 11/15/28 (Call 10/15/28)	60	59,223
5.75%, 06/15/27 (Call 04/15/27)	122	123,048
6.95%, 11/15/29 (Call 09/15/29)	35	37,245
Emera U.S. Finance LP
0.83%, 06/15/24	15	14,174
2.64%, 06/15/31 (Call 03/15/31)	85	67,931
3.55%, 06/15/26 (Call 03/15/26)	180	170,291
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	90	86,810
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	195	189,961
Entergy Arkansas LLC
3.50%, 04/01/26 (Call 01/01/26)	140	135,365
3.70%, 06/01/24 (Call 03/01/24)	162	159,272
4.00%, 06/01/28 (Call 03/01/28)	19	18,297
5.15%, 01/15/33 (Call 10/15/32)	155	156,570
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	30	27,100
1.90%, 06/15/28 (Call 04/15/28)	20	17,218
2.40%, 06/15/31 (Call 03/05/31)	150	122,099
2.80%, 06/15/30 (Call 03/15/30)	145	124,311
2.95%, 09/01/26 (Call 06/01/26)	227	211,541
Entergy Louisiana LLC
0.95%, 10/01/24 (Call 07/03/23)	55	51,949
1.60%, 12/15/30 (Call 09/15/30)	145	113,541
2.35%, 06/15/32 (Call 03/15/32)	85	68,808
2.40%, 10/01/26 (Call 07/01/26)	60	55,411
3.05%, 06/01/31 (Call 03/01/31)	27	23,600
3.12%, 09/01/27 (Call 06/01/27)	40	37,393
3.25%, 04/01/28 (Call 01/01/28)	100	93,093
4.00%, 03/15/33 (Call 12/15/32)	35	32,167
5.59%, 10/01/24	20	20,066
Security	Par (000)	Value

Electric (continued)
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	$110	$100,301
5.00%, 09/01/33	40	39,595
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	130	103,236
4.00%, 03/30/29 (Call 12/30/28)	113	108,414
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	164	157,342
2.90%, 09/15/29 (Call 06/15/29)	115	101,532
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	75	70,217
3.10%, 04/01/27 (Call 01/01/27)	165	156,636
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)	125	120,588
4.95%, 04/15/33 (Call 01/15/33)	60	59,132
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	35	29,294
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	10	8,368
2.90%, 03/01/27 (Call 02/01/27)	100	93,090
3.38%, 03/01/32 (Call 12/01/31)	90	79,000
4.20%, 06/27/24	80	78,747
4.60%, 07/01/27 (Call 06/01/27)	275	271,227
4.75%, 05/15/26	55	54,510
5.13%, 05/15/33	80	79,164
5.45%, 03/01/28 (Call 02/01/28)	295	300,056
Series H, 3.15%, 01/15/25 (Call 10/15/24)	125	120,581
Series L, 2.90%, 10/01/24 (Call 08/01/24)	180	173,774
Series M, 3.30%, 01/15/28 (Call 10/15/27)	120	111,740
Series O, 4.25%, 04/01/29 (Call 01/01/29)	70	67,547
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	190	171,800
Series R, 1.65%, 08/15/30 (Call 05/15/30)	169	134,990
Series U, 1.40%, 08/15/26 (Call 07/15/26)	165	147,370
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	60	55,475
3.35%, 03/15/32 (Call 12/15/31)	115	100,332
3.40%, 04/15/26 (Call 01/15/26)	242	231,514
3.95%, 06/15/25 (Call 03/15/25)	247	240,892
4.05%, 04/15/30 (Call 01/15/30)	259	242,947
5.15%, 03/15/28 (Call 02/15/28)	80	80,666
5.30%, 03/15/33 (Call 12/15/32)	140	140,963
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	335	280,723
2.85%, 04/01/25 (Call 03/01/25)	330	318,645
3.13%, 12/01/25 (Call 06/01/25)	150	144,464
3.25%, 06/01/24 (Call 12/01/23)	110	107,751
4.40%, 05/15/28 (Call 03/15/28)	80	79,414
4.45%, 05/15/26 (Call 04/15/26)	55	54,696
4.63%, 05/15/30 (Call 03/15/30)	85	84,149
4.80%, 05/15/33 (Call 02/15/33)	55	54,998
5.05%, 04/01/28 (Call 03/01/28)	105	107,470
5.10%, 04/01/33 (Call 01/01/33)	140	143,151
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	270	251,967
Georgia Power Co.
3.25%, 03/30/27 (Call 12/30/26)	135	127,760
4.65%, 05/16/28	250	247,445
4.70%, 05/15/32 (Call 02/15/32)	125	121,729
4.95%, 05/17/33	300	296,292
Series A, 2.20%, 09/15/24 (Call 08/15/24)	145	138,853
Series B, 2.65%, 09/15/29 (Call 06/15/29)	229	199,361
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	130	124,037

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Iberdrola International BV, 5.81%, 03/15/25	$85	$85,980
Indiana Michigan Power Co., 3.85%, 05/15/28
(Call 02/15/28)	10	9,606
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	25	20,854
3.25%, 12/01/24 (Call 09/01/24)	185	179,189
3.60%, 04/01/29 (Call 01/01/29)	10	9,267
4.10%, 09/26/28 (Call 06/26/28)	140	134,155
IPALCO Enterprises Inc.
3.70%, 09/01/24 (Call 07/01/24)	70	67,761
4.25%, 05/01/30 (Call 02/01/30)	92	83,086
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	85	80,624
3.35%, 11/15/27 (Call 08/15/27)	185	173,484
3.65%, 06/15/24 (Call 03/15/24)	25	24,404
Kentucky Utilities Co., 5.45%, 04/15/33 (Call 01/15/33)	35	35,832
Louisville Gas & Electric Co.
5.45%, 04/15/33 (Call 01/15/33)	10	10,211
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	50	48,276
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	78	73,942
3.50%, 10/15/24 (Call 07/15/24)	189	184,857
3.65%, 04/15/29 (Call 01/15/29)	234	222,101
6.75%, 12/30/31	15	17,051
Mississippi Power Co., 3.95%, 03/30/28 (Call 12/30/27)	52	49,535
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	20	17,868
1.35%, 03/15/31 (Call 12/15/30)	155	118,811
1.65%, 06/15/31 (Call 03/15/31)	90	70,637
1.88%, 02/07/25	160	151,986
2.40%, 03/15/30 (Call 12/15/29)	95	80,871
2.75%, 04/15/32 (Call 01/15/32)	25	20,994
2.85%, 01/27/25 (Call 10/27/24)	87	83,994
3.05%, 04/25/27 (Call 01/25/27)	88	82,761
3.25%, 11/01/25 (Call 08/01/25)	70	67,087
3.40%, 02/07/28 (Call 11/07/27)	45	42,485
3.45%, 06/15/25	135	130,575
3.70%, 03/15/29 (Call 12/15/28)	145	136,881
3.90%, 11/01/28 (Call 08/01/28)	75	71,735
4.15%, 12/15/32 (Call 09/15/32)	100	93,607
4.45%, 03/13/26 (Call 02/13/26)	55	54,666
4.80%, 03/15/28 (Call 02/15/28)	325	325,832
5.45%, 10/30/25	110	111,084
5.80%, 01/15/33 (Call 07/15/32)	130	137,222
Series D, 1.00%, 10/18/24	90	84,852
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	124	117,230
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	127	109,064
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	425	382,152
1.90%, 06/15/28 (Call 04/15/28)	260	225,085
2.25%, 06/01/30 (Call 03/01/30)	551	457,176
2.44%, 01/15/32 (Call 10/15/31)	205	167,001
2.75%, 11/01/29 (Call 08/01/29)	279	244,903
3.50%, 04/01/29 (Call 01/01/29)	140	129,111
3.55%, 05/01/27 (Call 02/01/27)	336	318,410
4.20%, 06/20/24	135	133,007
4.26%, 09/01/24	135	132,979
4.45%, 06/20/25	575	568,968
4.63%, 07/15/27 (Call 06/15/27)	285	282,934
Security	Par (000)	Value

Electric (continued)
4.80%, 12/01/77 (Call 12/01/27),
(3-mo. LIBOR US + 2.409%)(b)	$105	$91,310
4.90%, 02/28/28 (Call 01/28/28)	330	328,928
5.00%, 02/28/30 (Call 12/28/29)	440	437,624
5.00%, 07/15/32 (Call 04/15/32)	220	217,664
5.05%, 02/28/33 (Call 11/28/32)	300	297,096
6.05%, 03/01/25	15	15,172
Northern States Power Co./MN, 2.25%, 04/01/31
(Call 10/01/30)	202	169,935
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	40	32,365
3.20%, 05/15/27 (Call 02/15/27)	200	189,876
3.25%, 05/15/29 (Call 02/15/29)	155	144,187
3.95%, 04/01/30 (Call 01/01/30)	5	4,756
Ohio Power Co.
5.00%, 06/01/33	30	29,628
Series P, 2.60%, 04/01/30 (Call 01/01/30)	55	47,378
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	125	99,061
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	120	107,761
3.30%, 03/15/30 (Call 09/15/29)	20	18,045
3.80%, 08/15/28 (Call 02/15/28)	105	100,288
5.40%, 01/15/33 (Call 07/15/32)	100	102,394
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	235	212,957
2.75%, 06/01/24 (Call 05/01/24)	168	163,536
2.75%, 05/15/30 (Call 02/15/30)	205	181,821
2.95%, 04/01/25 (Call 01/01/25)	125	120,309
3.70%, 11/15/28 (Call 08/15/28)	85	81,679
4.15%, 06/01/32 (Call 03/01/32)	115	110,012
4.55%, 09/15/32 (Call 06/15/32)	120	117,593
5.75%, 03/15/29 (Call 12/15/28)	85	89,592
7.00%, 05/01/32	5	5,731
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	237	205,216
2.50%, 02/01/31 (Call 11/01/30)	303	239,019
2.95%, 03/01/26 (Call 12/01/25)	85	78,482
3.00%, 06/15/28 (Call 04/15/28)	155	135,600
3.15%, 01/01/26	378	353,434
3.25%, 06/01/31 (Call 03/01/31)	237	195,971
3.30%, 03/15/27 (Call 12/15/26)	35	32,018
3.30%, 12/01/27 (Call 09/01/27)	145	129,486
3.45%, 07/01/25	35	33,289
3.50%, 06/15/25 (Call 03/15/25)	195	185,991
3.75%, 07/01/28	145	131,876
4.20%, 03/01/29 (Call 01/01/29)	95	86,730
4.40%, 03/01/32 (Call 12/01/31)	65	56,835
4.55%, 07/01/30 (Call 01/01/30)	690	628,783
4.65%, 08/01/28 (Call 05/01/28)	100	93,764
4.95%, 06/08/25	220	216,284
5.45%, 06/15/27 (Call 05/15/27)	205	201,962
5.90%, 06/15/32 (Call 03/15/32)	187	182,899
6.15%, 01/15/33 (Call 10/15/32)	170	167,783
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)	25	21,883
3.50%, 06/15/29 (Call 03/15/29)	75	70,160
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)	10	9,677
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	50	45,703
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	257	244,209

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
PPL Electric Utilities Corp., 5.00%, 05/15/33 (Call 02/15/33)	$300	$302,190
Progress Energy Inc.
7.00%, 10/30/31	40	44,185
7.75%, 03/01/31	170	193,390
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	40	32,401
3.70%, 06/15/28 (Call 12/15/27)	167	160,966
4.10%, 06/01/32 (Call 03/01/32)	55	52,334
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	85	69,862
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31 (Call 03/15/31)	35	29,219
Public Service Co. of Oklahoma
5.25%, 01/15/33 (Call 10/15/32)	150	150,906
Series J, 2.20%, 08/15/31 (Call 05/15/31)	100	81,343
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	80	72,550
1.90%, 08/15/31 (Call 05/15/31)	230	186,590
2.25%, 09/15/26 (Call 06/15/26)	246	227,299
2.45%, 01/15/30 (Call 10/15/29)	100	86,873
3.00%, 05/15/27 (Call 02/15/27)	110	103,885
3.10%, 03/15/32 (Call 12/15/31)	40	35,377
3.20%, 05/15/29 (Call 02/15/29)	60	55,145
3.65%, 09/01/28 (Call 06/01/28)	105	99,561
3.70%, 05/01/28 (Call 02/01/28)	157	150,726
4.65%, 03/15/33 (Call 12/15/32)	80	79,104
4.90%, 12/15/32 (Call 09/15/32)	100	101,137
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	220	200,171
1.60%, 08/15/30 (Call 05/15/30)	155	122,487
2.45%, 11/15/31 (Call 08/15/31)	30	24,378
2.88%, 06/15/24 (Call 05/15/24)	185	179,979
5.85%, 11/15/27 (Call 10/15/27)	20	20,675
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	112	97,880
3.65%, 05/15/25 (Call 02/15/25)	110	105,911
4.10%, 06/15/30 (Call 03/15/30)	110	101,263
4.22%, 03/15/32 (Call 12/15/31)	90	81,808
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	60	56,740
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	400	323,216
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	40	34,560
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	313	292,420
3.30%, 04/01/25 (Call 03/01/25)	115	110,717
3.40%, 02/01/28 (Call 11/01/27)	349	325,149
3.70%, 04/01/29 (Call 02/01/29)	215	197,235
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	160	150,512
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	90	75,689
2.75%, 02/01/32 (Call 11/01/31)	5	4,226
2.85%, 08/01/29 (Call 05/01/29)	149	131,995
4.90%, 06/01/26 (Call 05/01/26)	65	64,552
5.30%, 03/01/28 (Call 02/01/28)	20	20,365
5.85%, 11/01/27 (Call 10/01/27)	255	264,078
5.95%, 11/01/32 (Call 08/01/32)	120	127,106
6.65%, 04/01/29	83	86,635
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	45	40,548
Series A, 4.20%, 03/01/29 (Call 12/01/28)	75	72,095
Series B, 3.65%, 03/01/28 (Call 12/01/27)	58	54,954
Series C, 4.20%, 06/01/25	120	117,832
Security	Par (000)	Value

Electric (continued)
Series D, 4.70%, 06/01/27 (Call 05/01/27)	$120	$119,282
Series E, 3.70%, 08/01/25 (Call 06/01/25)	210	204,011
Series G, 2.50%, 06/01/31 (Call 03/01/31)	135	113,311
Series K, 0.98%, 08/01/24	45	42,707
Southern California Gas Co., 5.20%, 06/01/33	100	99,649
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	405	384,973
4.48%, 08/01/24(c)	10	9,852
4.85%, 06/15/28 (Call 04/15/28)	120	118,675
5.11%, 08/01/27	195	194,421
5.15%, 10/06/25	100	100,229
5.20%, 06/15/33 (Call 12/15/32)	120	118,777
5.70%, 10/15/32 (Call 04/15/32)	130	134,048
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)	90	77,519
Series A, 3.70%, 04/30/30 (Call 01/30/30)	154	141,731
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	165	148,858
4.15%, 12/01/25 (Call 09/01/25)	210	206,107
Southwestern Electric Power Co.
5.30%, 04/01/33 (Call 01/01/33)	45	44,646
Series K, 2.75%, 10/01/26 (Call 07/01/26)	75	69,315
Series M, 4.10%, 09/15/28 (Call 06/15/28)	140	133,874
Series N, 1.65%, 03/15/26 (Call 02/15/26)	65	59,070
Southwestern Public Service Co., 3.30%, 06/15/24 (Call 12/15/23)	10	9,784
System Energy Resources Inc., 6.00%, 04/15/28 (Call 03/15/28)	10	10,158
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	115	95,679
3.88%, 07/12/24	125	122,971
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	50	39,652
3.05%, 03/15/25 (Call 12/15/24)	132	127,034
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	90	72,788
2.95%, 06/15/27 (Call 03/15/27)	130	122,678
2.95%, 03/15/30 (Call 12/15/29)	116	103,720
3.50%, 03/15/29 (Call 12/15/28)	143	134,124
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	140	114,566
2.40%, 03/30/32 (Call 12/30/31)	110	90,252
5.00%, 04/01/33 (Call 01/01/33)	130	128,796
Series A, 2.88%, 07/15/29 (Call 04/15/29)	150	134,706
Series A, 3.10%, 05/15/25 (Call 02/15/25)	120	115,171
Series A, 3.15%, 01/15/26 (Call 10/15/25)	170	163,656
Series A, 3.50%, 03/15/27 (Call 12/15/26)	220	210,586
Series A, 3.80%, 04/01/28 (Call 01/01/28)	160	153,230
Series B, 2.95%, 11/15/26 (Call 08/15/26)	135	126,403
Series B, 3.75%, 05/15/27 (Call 04/15/27)	190	184,064
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	40	34,457
1.80%, 10/15/30 (Call 07/15/30)	70	56,185
2.20%, 12/15/28 (Call 10/15/28)	105	91,358
4.75%, 01/09/26 (Call 12/09/25)	160	159,208
4.75%, 01/15/28 (Call 12/15/27)	100	98,802
5.00%, 09/27/25 (Call 08/27/25)	135	135,108
5.15%, 10/01/27 (Call 09/01/27)	140	141,292
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	100	86,879
2.05%, 12/15/24 (Call 11/15/24)	151	144,130

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.75%, 09/30/32 (Call 06/30/32)	$95	$93,648
Wisconsin Power & Light Co., 4.95%, 04/01/33 (Call 01/01/33)	15	14,972
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	100	80,136
3.00%, 07/01/29 (Call 04/01/29)	15	13,560
3.05%, 10/15/27 (Call 07/15/27)	130	121,212
3.95%, 09/01/32 (Call 06/01/32)	145	134,431
Wisconsin Public Service Corp., 5.35%, 11/10/25 (Call 10/10/25)	70	70,603
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	165	147,819
2.35%, 11/15/31 (Call 05/15/31)	150	121,376
2.60%, 12/01/29 (Call 06/01/29)	160	139,320
3.30%, 06/01/25 (Call 12/01/24)	95	91,573
3.35%, 12/01/26 (Call 06/01/26)	87	82,587
3.40%, 06/01/30 (Call 12/01/29)	20	18,124
4.00%, 06/15/28 (Call 12/15/27)	15	14,431
4.60%, 06/01/32 (Call 12/01/31)	200	192,486
		53,110,652
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	40	32,078
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	160	142,010
1.80%, 10/15/27 (Call 08/15/27)	75	66,915
1.95%, 10/15/30 (Call 07/15/30)	50	41,626
2.00%, 12/21/28 (Call 10/21/28)	285	249,432
2.20%, 12/21/31 (Call 09/21/31)	265	219,863
3.15%, 06/01/25 (Call 03/01/25)	205	198,217
		950,141
Electronics — 0.3%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	45	37,201
2.30%, 03/12/31 (Call 12/12/30)	225	186,370
2.75%, 09/15/29 (Call 06/15/29)	120	105,972
3.05%, 09/22/26 (Call 06/22/26)	105	98,281
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	125	111,654
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	20	19,273
3.55%, 10/01/27 (Call 07/01/27)	15	14,078
5.41%, 07/01/32 (Call 04/01/32)	110	108,932
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	45	42,593
2.20%, 09/15/31 (Call 06/15/31)	90	73,510
2.80%, 02/15/30 (Call 11/15/29)	245	216,284
4.35%, 06/01/29 (Call 03/01/29)	60	59,052
4.75%, 03/30/26	15	14,942
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	10	8,231
3.25%, 09/08/24 (Call 07/08/24)	161	156,085
3.88%, 01/12/28 (Call 10/12/27)	100	93,167
4.00%, 04/01/25 (Call 01/01/25)	55	53,260
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	60	47,834
4.63%, 04/15/26 (Call 01/15/26)	152	147,581
5.50%, 06/01/32 (Call 03/01/32)	160	151,237
6.25%, 03/15/28 (Call 02/15/28)	100	100,987
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	160	152,547
Security	Par (000)	Value

Electronics (continued)
4.75%, 06/15/25 (Call 03/15/25)	$120	$117,446
4.88%, 06/15/29 (Call 03/15/29)	155	149,673
4.88%, 05/12/30 (Call 02/12/30)	145	139,680
6.00%, 01/15/28 (Call 12/15/27)	40	40,710
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	290	274,966
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	85	75,695
1.35%, 06/01/25 (Call 05/01/25)	375	351,259
1.75%, 09/01/31 (Call 06/01/31)	214	173,173
1.95%, 06/01/30 (Call 03/01/30)	185	156,059
2.30%, 08/15/24 (Call 07/15/24)	30	29,053
2.50%, 11/01/26 (Call 08/01/26)	455	429,170
2.70%, 08/15/29 (Call 05/15/29)	220	199,082
4.25%, 01/15/29 (Call 12/15/28)	60	59,297
4.85%, 11/01/24	80	80,126
4.95%, 02/15/28 (Call 01/15/28)	115	117,829
5.00%, 02/15/33 (Call 11/15/32)	120	123,481
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	10	8,261
3.15%, 08/15/27 (Call 05/15/27)	45	42,072
3.35%, 03/01/26 (Call 12/01/25)	205	196,384
3.50%, 02/15/28 (Call 11/15/27)	165	154,572
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	35	31,496
3.00%, 01/15/31 (Call 10/15/30)	125	104,546
3.60%, 01/15/30 (Call 10/15/29)	106	94,569
3.95%, 01/12/28 (Call 10/12/27)	125	117,002
4.25%, 05/15/27 (Call 04/15/27)	120	115,285
5.45%, 02/01/29 (Call 01/01/29)	35	34,537
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	157	138,309
4.55%, 10/30/24 (Call 07/30/24)	192	189,107
4.60%, 04/06/27 (Call 01/06/27)	174	172,796
Legrand France SA, 8.50%, 02/15/25	169	178,567
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)	180	156,227
2.38%, 08/09/28 (Call 06/09/28)	125	102,234
2.65%, 08/09/31 (Call 05/09/31)	105	80,987
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	25	24,655
4.90%, 06/15/28 (Call 03/15/28)	160	157,920
6.10%, 03/15/33 (Call 12/15/32)	45	45,542
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 12/04/31)	115	97,347
3.13%, 08/15/27 (Call 05/15/27)	125	117,147
3.45%, 08/01/24 (Call 05/01/24)	60	58,684
3.70%, 02/15/26 (Call 11/15/25)	225	219,472
4.50%, 02/13/26	260	258,523
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	60	53,329
2.40%, 04/01/28 (Call 02/01/28)	130	108,941
2.95%, 04/01/31 (Call 01/01/31)	140	110,391
		7,684,672
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc., 5.90%, 03/01/33 (Call 12/01/32)	150	148,652

Entertainment — 0.1%
Warnermedia Holdings Inc.
3.64%, 03/15/25	305	295,143

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
3.76%, 03/15/27 (Call 02/15/27)	$700	$655,697
3.79%, 03/15/25 (Call 06/12/23)	45	43,483
4.05%, 03/15/29 (Call 01/15/29)	230	210,073
4.28%, 03/15/32 (Call 12/15/31)	925	808,533
		2,012,929
Environmental Control — 0.1%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	200	181,440
1.45%, 02/15/31 (Call 11/15/30)	175	137,970
2.30%, 03/01/30 (Call 12/01/29)	224	192,102
2.38%, 03/15/33 (Call 12/15/32)	85	69,327
2.50%, 08/15/24 (Call 07/15/24)	242	234,041
2.90%, 07/01/26 (Call 04/01/26)	385	364,121
3.20%, 03/15/25 (Call 12/15/24)	145	140,434
3.38%, 11/15/27 (Call 08/15/27)	150	142,675
3.95%, 05/15/28 (Call 02/15/28)	181	174,459
4.88%, 04/01/29 (Call 03/01/29)	100	100,344
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	25	20,227
2.60%, 02/01/30 (Call 11/01/29)	104	90,426
3.20%, 06/01/32 (Call 03/01/32)	140	121,999
3.50%, 05/01/29 (Call 02/01/29)	72	66,719
4.20%, 01/15/33 (Call 10/15/32)	150	141,256
4.25%, 12/01/28 (Call 09/01/28)	160	155,653
Waste Management Inc.
1.15%, 03/15/28 (Call 01/15/28)	110	93,618
1.50%, 03/15/31 (Call 12/15/30)	25	19,878
2.00%, 06/01/29 (Call 04/01/29)	120	103,422
3.13%, 03/01/25 (Call 12/01/24)	100	97,099
3.15%, 11/15/27 (Call 08/15/27)	155	146,720
4.15%, 04/15/32 (Call 01/15/32)	289	277,547
4.63%, 02/15/30 (Call 12/15/29)	255	254,110
4.63%, 02/15/33 (Call 11/15/32)	265	261,945
		3,587,532
Food — 0.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	50	54,340
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	70	59,512
3.30%, 03/19/25 (Call 12/19/24)	193	186,365
3.95%, 03/15/25 (Call 01/15/25)	220	215,193
4.15%, 03/15/28 (Call 12/15/27)	256	248,630
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	255	217,910
4.60%, 11/01/25 (Call 09/01/25)	239	237,150
4.85%, 11/01/28 (Call 08/01/28)	370	364,720
7.00%, 10/01/28	30	32,369
8.25%, 09/15/30	40	46,407
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	135	111,038
3.50%, 10/01/26 (Call 07/01/26)	25	23,695
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	120	98,873
2.88%, 04/15/30 (Call 01/15/30)	175	156,188
3.20%, 02/10/27 (Call 11/10/26)	222	211,759
4.00%, 04/17/25 (Call 02/17/25)	283	278,045
4.20%, 04/17/28 (Call 01/17/28)	315	308,965
4.95%, 03/29/33 (Call 12/29/32)	160	159,854
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	80	74,181
1.70%, 06/01/30 (Call 03/01/30)	60	49,885
Security	Par (000)	Value

Food (continued)
2.05%, 11/15/24 (Call 10/15/24)	$115	$110,828
2.30%, 08/15/26 (Call 05/15/26)	291	274,393
2.45%, 11/15/29 (Call 08/15/29)	90	79,560
3.20%, 08/21/25 (Call 05/21/25)	20	19,332
4.50%, 05/04/33	25	24,979
Hormel Foods Corp.
0.65%, 06/03/24 (Call 06/16/23)	213	203,553
1.70%, 06/03/28 (Call 04/03/28)	260	229,024
1.80%, 06/11/30 (Call 03/11/30)	125	104,589
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	65	56,330
3.20%, 10/01/26 (Call 07/01/26)	150	141,335
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc.
3.00%, 02/02/29 (Call 12/02/28)(d)	25	21,065
3.00%, 05/15/32 (Call 02/15/32)(d)	305	232,386
3.63%, 01/15/32 (Call 01/15/27)(d)	200	161,824
3.75%, 12/01/31 (Call 12/01/26)(d)	40	32,655
5.13%, 02/01/28 (Call 01/01/28)(d)	355	341,719
5.50%, 01/15/30 (Call 01/15/25)(d)	315	299,266
5.75%, 04/01/33 (Call 01/01/33)(d)	200	186,568
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	110	88,590
2.38%, 03/15/30 (Call 12/15/29)	105	89,889
3.38%, 12/15/27 (Call 09/15/27)	105	98,833
3.50%, 03/15/25	405	393,409
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	90	75,050
3.25%, 04/01/26	228	217,929
3.40%, 11/15/27 (Call 08/15/27)	160	151,181
4.30%, 05/15/28 (Call 02/15/28)	165	161,311
5.25%, 03/01/33 (Call 12/01/32)	110	111,304
Series B, 7.45%, 04/01/31	50	57,147
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	400	379,564
3.75%, 04/01/30 (Call 01/01/30)	175	163,565
3.88%, 05/15/27 (Call 02/15/27)	290	280,674
4.25%, 03/01/31 (Call 12/01/30)	85	81,280
4.63%, 01/30/29 (Call 10/30/28)	50	49,729
6.75%, 03/15/32	70	78,112
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	130	102,346
2.20%, 05/01/30 (Call 02/01/30)	135	111,838
2.65%, 10/15/26 (Call 07/15/26)	195	182,401
3.50%, 02/01/26 (Call 11/01/25)	114	110,091
3.70%, 08/01/27 (Call 05/01/27)	160	154,272
4.50%, 01/15/29 (Call 10/15/28)	150	147,312
7.50%, 04/01/31	55	63,260
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	140	125,500
1.85%, 02/15/31 (Call 11/15/30)	110	87,580
2.50%, 04/15/30 (Call 01/15/30)	135	115,258
3.15%, 08/15/24 (Call 06/15/24)	155	150,677
3.40%, 08/15/27 (Call 05/15/27)	137	128,966
4.95%, 04/15/33	150	146,705
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	438	410,945
1.50%, 02/04/31 (Call 11/04/30)	280	220,777
2.63%, 03/17/27 (Call 02/17/27)	10	9,307
2.75%, 04/13/30 (Call 01/13/30)	192	169,327

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.00%, 03/17/32 (Call 12/17/31)	$159	$139,104
4.13%, 05/07/28 (Call 02/07/28)	25	24,521
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	175	139,794
4.25%, 04/15/31 (Call 04/15/26)	250	214,265
6.25%, 07/01/33	105	102,314
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	45	38,515
2.45%, 12/14/31 (Call 09/14/31)	165	135,861
3.25%, 07/15/27 (Call 04/15/27)	201	189,491
3.30%, 07/15/26 (Call 04/15/26)	231	220,563
3.75%, 10/01/25 (Call 07/01/25)	225	218,497
5.95%, 04/01/30 (Call 01/01/30)	160	168,406
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	268	253,547
3.95%, 08/15/24 (Call 05/15/24)	279	274,463
4.00%, 03/01/26 (Call 01/01/26)	223	216,491
4.35%, 03/01/29 (Call 12/01/28)	232	221,964
Walmart Inc., 3.90%, 09/09/25	195	192,917
		13,319,327
Forest Products & Paper — 0.0%
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	15	14,691
5.50%, 01/17/27	160	161,206
Georgia-Pacific LLC
7.75%, 11/15/29	70	80,802
8.88%, 05/15/31	5	6,229
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	125	106,275
3.13%, 01/15/32 (Call 10/15/31)	220	174,491
3.75%, 01/15/31 (Call 10/15/30)	250	212,153
5.00%, 01/15/30 (Call 10/15/29)	75	69,944
6.00%, 01/15/29 (Call 10/15/28)	230	227,553
		1,053,344
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	197	156,213
2.63%, 09/15/29 (Call 06/15/29)	122	109,052
3.00%, 06/15/27 (Call 03/15/27)	155	145,499
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	172	138,503
4.00%, 04/01/28 (Call 01/01/28)	210	203,570
4.40%, 07/01/32 (Call 04/01/32)	25	24,048
5.25%, 03/01/28 (Call 02/01/28)	355	360,893
5.40%, 03/01/33 (Call 12/01/32)	300	304,755
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	101	98,199
Series A, 2.50%, 11/15/24 (Call 10/15/24)	228	218,980
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	125	100,035
3.95%, 09/15/27 (Call 06/15/27)	35	32,747
4.75%, 09/01/28 (Call 06/01/28)	100	95,718
5.20%, 07/15/25 (Call 04/15/25)	90	89,042
5.50%, 01/15/26 (Call 12/15/25)	50	49,690
5.50%, 10/01/26	60	59,162
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	138	125,830
1.70%, 02/15/31 (Call 11/15/30)	299	234,377
2.95%, 09/01/29 (Call 06/01/29)	174	153,080
3.49%, 05/15/27 (Call 02/15/27)	300	284,619
Security	Par (000)	Value

Gas (continued)
3.60%, 05/01/30 (Call 02/01/30)	$90	$81,815
5.25%, 03/30/28 (Call 02/29/28)	190	191,434
5.40%, 06/30/33	30	30,103
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	50	41,745
4.25%, 09/01/32 (Call 06/01/32)	15	14,319
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	30	24,689
3.50%, 06/01/29 (Call 03/01/29)	187	171,789
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	220	207,728
3.15%, 09/15/24 (Call 06/15/24)	75	73,220
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	175	164,288
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	270	234,274
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	120	114,304
5.15%, 09/15/32 (Call 03/15/32)	35	34,939
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	203	159,854
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	102	83,234
3.70%, 04/01/28 (Call 01/01/28)	60	56,151
4.05%, 03/15/32 (Call 12/15/31)	160	144,182
5.45%, 03/23/28 (Call 02/23/28)	35	35,140
5.80%, 12/01/27 (Call 11/01/27)	90	92,071
		4,939,291
Hand & Machine Tools — 0.1%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	50	40,593
4.63%, 06/15/28 (Call 03/15/28)	100	96,480
Regal Rexnord Corp.
6.05%, 02/15/26(d)	85	85,193
6.05%, 04/15/28 (Call 03/15/28)(d)	55	54,436
6.30%, 02/15/30 (Call 12/15/29)(d)	310	309,637
6.40%, 04/15/33 (Call 01/15/33)(d)	200	197,738
Snap-on Inc., 3.25%, 03/01/27 (Call 12/01/26)	10	9,530
Stanley Black & Decker Inc., 3.00%, 05/15/32 (Call 02/15/32)(a)	30	25,051
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 06/12/23)	115	109,290
2.30%, 03/15/30 (Call 12/15/29)	225	184,673
3.40%, 03/01/26 (Call 01/01/26)	205	195,601
4.00%, 03/15/60 (Call 03/15/25),
(5-year CMT + 2.657%)(b)	125	93,396
4.25%, 11/15/28 (Call 08/15/28)	105	99,969
6.00%, 03/06/28 (Call 02/06/28)	270	276,421
		1,778,008
Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	93	81,727
1.40%, 06/30/30 (Call 03/30/30)	221	181,655
2.95%, 03/15/25 (Call 12/15/24)	300	292,431
3.75%, 11/30/26 (Call 08/30/26)	345	340,115
3.88%, 09/15/25 (Call 06/15/25)	50	49,201
Baxter International Inc.
1.32%, 11/29/24	60	56,359
1.73%, 04/01/31 (Call 01/01/31)	155	120,075
1.92%, 02/01/27 (Call 01/01/27)	305	271,959
2.27%, 12/01/28 (Call 10/01/28)	155	133,508
2.54%, 02/01/32 (Call 11/01/31)(a)	310	250,548
2.60%, 08/15/26 (Call 05/15/26)	140	129,788

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
3.95%, 04/01/30 (Call 01/01/30)	$115	$106,236
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	265	250,213
2.65%, 06/01/30 (Call 03/01/30)	215	188,033
4.00%, 03/01/28 (Call 12/01/27)	50	48,667
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	24	23,239
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	173	151,069
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	250	239,597
2.60%, 11/15/29 (Call 08/15/29)	195	173,431
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	199	195,838
GE Healthcare Holding LLC
5.55%, 11/15/24(d)	390	389,813
5.60%, 11/15/25 (Call 10/15/25)(d)	175	175,534
5.65%, 11/15/27 (Call 10/15/27)(d)	455	464,191
5.86%, 03/15/30 (Call 01/15/30)(d)	265	272,815
5.91%, 11/22/32 (Call 08/22/32)(d)	320	334,118
Medtronic Global Holdings SCA
4.25%, 03/30/28 (Call 02/29/28)	215	212,115
4.50%, 03/30/33 (Call 12/30/32)	250	246,557
Revvity Inc.
0.85%, 09/15/24 (Call 06/12/23)	195	183,602
1.90%, 09/15/28 (Call 07/15/28)	125	106,470
2.25%, 09/15/31 (Call 06/15/31)	135	108,224
2.55%, 03/15/31 (Call 12/15/30)	85	69,770
3.30%, 09/15/29 (Call 06/15/29)	115	102,879
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	220	177,065
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31 (Call 12/15/30)	200	166,956
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	85	78,673
1.95%, 06/15/30 (Call 03/15/30)	220	183,044
3.38%, 11/01/25 (Call 08/01/25)	162	156,220
3.50%, 03/15/26 (Call 12/15/25)	398	384,683
3.65%, 03/07/28 (Call 12/07/27)	130	124,489
Thermo Fisher Scientific Inc.
1.22%, 10/18/24 (Call 06/12/23)	465	441,034
1.75%, 10/15/28 (Call 08/15/28)	120	104,880
2.00%, 10/15/31 (Call 07/15/31)	320	261,645
2.60%, 10/01/29 (Call 07/01/29)	140	124,538
4.80%, 11/21/27 (Call 10/21/27)	170	173,128
4.95%, 11/21/32 (Call 08/21/32)	180	183,620
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 07/03/23)	170	160,349
2.60%, 11/24/31 (Call 08/24/31)	125	104,444
3.05%, 01/15/26 (Call 12/15/25)	135	128,457
3.55%, 04/01/25 (Call 01/01/25)	90	87,169
		8,990,171
Health Care - Services — 0.8%
Adventist Health System/West, 2.95%, 03/01/29
(Call 12/01/28)	40	35,109
Advocate Health & Hospitals Corp., 3.83%, 08/15/28
(Call 05/15/28)	155	148,981
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	264	257,239
Anthem Inc., 4.10%, 05/15/32 (Call 02/15/32)	100	93,981
Ascension Health, Series B, 2.53%, 11/15/29
(Call 08/15/29)	236	204,480
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	55	45,046
2.34%, 01/01/30 (Call 10/01/29)	145	124,986
Security	Par (000)	Value

Health Care - Services (continued)
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	$115	$92,462
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	70	63,158
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	25	20,018
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31 (Call 02/15/31)	5	4,134
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	440	377,920
2.50%, 03/01/31 (Call 12/01/30)	455	364,100
2.63%, 08/01/31 (Call 05/01/31)	290	232,073
3.00%, 10/15/30 (Call 07/15/30)	265	221,657
3.38%, 02/15/30 (Call 02/15/25)	415	357,767
4.25%, 12/15/27 (Call 06/16/23)	530	498,131
4.63%, 12/15/29 (Call 12/15/24)	900	834,147
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	5	4,822
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	40	36,681
2.76%, 10/01/24 (Call 07/01/24)	65	62,833
2.78%, 10/01/30 (Call 04/01/30)	87	73,646
3.35%, 10/01/29 (Call 04/01/29)	172	153,321
6.07%, 11/01/27 (Call 08/01/27)	110	113,276
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	155	141,445
2.25%, 05/15/30 (Call 02/15/30)	279	235,426
2.38%, 01/15/25 (Call 12/15/24)	120	114,689
2.55%, 03/15/31 (Call 12/15/30)	215	182,182
2.88%, 09/15/29 (Call 06/15/29)	189	169,370
3.35%, 12/01/24 (Call 10/01/24)	220	213,730
3.50%, 08/15/24 (Call 05/15/24)	200	195,504
3.65%, 12/01/27 (Call 09/01/27)	435	414,999
4.10%, 03/01/28 (Call 12/01/27)	290	282,338
4.75%, 02/15/33 (Call 11/15/32)	205	200,847
4.90%, 02/08/26 (Call 02/08/24)	150	149,033
5.35%, 10/15/25 (Call 09/15/25)	135	135,919
5.50%, 10/15/32 (Call 07/15/32)	180	186,298
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	160	128,155
3.13%, 03/15/27 (Call 02/15/27)(d)	200	185,134
3.50%, 09/01/30 (Call 03/01/30)	485	428,061
3.63%, 03/15/32 (Call 12/15/31)(d)	447	388,881
4.13%, 06/15/29 (Call 03/15/29)	367	341,097
4.50%, 02/15/27 (Call 08/15/26)	282	274,987
5.20%, 06/01/28	80	79,539
5.25%, 04/15/25	337	334,439
5.25%, 06/15/26 (Call 12/15/25)	325	322,653
5.38%, 02/01/25	540	536,398
5.38%, 09/01/26 (Call 03/01/26)	265	263,961
5.50%, 06/01/33 (Call 03/01/33)	160	159,725
5.63%, 09/01/28 (Call 03/01/28)	285	287,277
5.88%, 02/15/26 (Call 08/15/25)	365	366,544
5.88%, 02/01/29 (Call 08/01/28)	110	111,805
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	410	359,783
2.15%, 02/03/32 (Call 11/03/31)	165	131,228
3.13%, 08/15/29 (Call 05/15/29)	115	102,836
3.70%, 03/23/29 (Call 02/23/29)	200	185,436
3.85%, 10/01/24 (Call 07/01/24)	245	239,997
3.95%, 03/15/27 (Call 12/15/26)	55	53,003
4.50%, 04/01/25 (Call 03/01/25)	135	133,565

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.88%, 04/01/30 (Call 01/01/30)	$200	$197,058
5.70%, 03/13/26 (Call 03/13/24)	50	50,185
5.75%, 03/01/28 (Call 02/01/28)	115	119,212
5.88%, 03/01/33 (Call 12/01/32)	145	152,301
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	146	138,196
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	125	112,201
2.30%, 12/01/24 (Call 11/01/24)	180	171,632
2.70%, 06/01/31 (Call 03/01/31)	85	72,366
2.95%, 12/01/29 (Call 09/01/29)	146	130,225
3.25%, 09/01/24 (Call 07/01/24)	193	187,521
3.60%, 02/01/25 (Call 11/01/24)	255	247,666
3.60%, 09/01/27 (Call 06/01/27)	163	155,134
Mercy Health/OH, Series 2018, 4.30%, 07/01/28 (Call 01/01/28)	10	9,725
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)	20	14,862
OhioHealth Corp., 2.30%, 11/15/31 (Call 05/15/31)	105	86,352
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	95	86,416
Piedmont Healthcare Inc., 2.04%, 01/01/32 (Call 07/01/31)	45	35,663
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	55	46,636
Series H, 2.75%, 10/01/26 (Call 07/01/26)	70	64,597
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	75	64,618
2.95%, 06/30/30 (Call 03/30/30)	210	185,504
3.45%, 06/01/26 (Call 03/01/26)	117	112,355
3.50%, 03/30/25 (Call 12/30/24)	5	4,839
4.20%, 06/30/29 (Call 03/30/29)	120	116,934
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	36	33,268
SSM Health Care Corp.
4.89%, 06/01/28	100	98,995
Series A, 3.82%, 06/01/27 (Call 03/01/27)	25	23,809
Stanford Health Care, Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	15	13,595
Sutter Health
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	40	36,438
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	10	8,324
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	155	151,345
1.15%, 05/15/26 (Call 04/15/26)	230	209,486
1.25%, 01/15/26	115	105,740
2.00%, 05/15/30	395	335,240
2.30%, 05/15/31 (Call 02/15/31)	455	389,148
2.38%, 08/15/24	235	227,682
2.88%, 08/15/29	244	221,279
2.95%, 10/15/27	128	120,691
3.10%, 03/15/26	250	241,212
3.38%, 04/15/27	140	134,431
3.45%, 01/15/27	225	217,267
3.70%, 12/15/25	65	63,426
3.75%, 07/15/25	631	618,576
3.85%, 06/15/28	220	213,530
3.88%, 12/15/28	188	182,178
4.00%, 05/15/29 (Call 03/15/29)	210	203,339
4.20%, 05/15/32 (Call 02/15/32)	290	279,424
4.25%, 01/15/29 (Call 12/15/28)	285	280,862
4.50%, 04/15/33 (Call 01/15/33)	280	274,968
Security	Par (000)	Value

Health Care - Services (continued)
5.00%, 10/15/24	$125	$125,154
5.15%, 10/15/25	95	96,245
5.25%, 02/15/28 (Call 01/15/28)	195	200,827
5.30%, 02/15/30 (Call 12/15/29)	235	243,303
5.35%, 02/15/33 (Call 11/15/32)	55	57,401
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)	200	175,978
2.65%, 10/15/30 (Call 07/15/30)	70	56,700
2.65%, 01/15/32 (Call 10/15/31)	130	102,436
		20,760,747
Holding Companies - Diversified — 0.2%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	140	121,614
2.88%, 06/15/27 (Call 05/15/27)(a)	115	100,285
2.88%, 06/15/28 (Call 04/15/28)	315	262,392
3.20%, 11/15/31 (Call 08/15/31)	85	64,616
3.25%, 07/15/25 (Call 06/15/25)(a)	278	257,131
3.88%, 01/15/26 (Call 12/15/25)	260	241,210
4.20%, 06/10/24 (Call 05/10/24)	285	277,892
4.25%, 03/01/25 (Call 01/01/25)	202	192,546
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	125	106,432
2.95%, 03/10/26 (Call 02/10/26)	10	8,857
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)	15	13,158
Blackstone Private Credit Fund
1.75%, 09/15/24	70	65,442
2.35%, 11/22/24	35	32,702
2.63%, 12/15/26 (Call 11/15/26)	165	140,644
2.70%, 01/15/25 (Call 11/15/24)	150	139,965
3.25%, 03/15/27 (Call 02/15/27)	275	236,354
4.00%, 01/15/29 (Call 11/15/28)	170	143,511
4.70%, 03/24/25	120	115,801
7.05%, 09/29/25	45	45,009
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	110	92,174
2.75%, 09/16/26 (Call 08/19/26)	95	82,789
2.85%, 09/30/28 (Call 07/30/28)	188	153,577
3.63%, 01/15/26 (Call 12/15/25)	80	73,631
FS KKR Capital Corp.
1.65%, 10/12/24	135	124,967
2.63%, 01/15/27 (Call 12/15/26)	90	76,663
3.13%, 10/12/28 (Call 08/12/28)	155	126,516
3.25%, 07/15/27 (Call 06/15/27)	110	94,498
3.40%, 01/15/26 (Call 12/15/25)	140	126,927
4.13%, 02/01/25 (Call 01/01/25)(a)	90	85,127
4.63%, 07/15/24 (Call 06/15/24)	190	184,064
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	110	100,644
3.75%, 02/10/25 (Call 01/10/25)(a)	75	71,959
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	215	177,528
2.50%, 08/24/26 (Call 07/24/26)	15	12,905
Main Street Capital Corp., 3.00%, 07/14/26 (Call 06/14/26)	120	105,365
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	15	13,910
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	120	103,020
3.50%, 02/25/25 (Call 01/25/25)	25	23,708
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	130	110,118

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
2.88%, 06/11/28 (Call 04/11/28)	$180	$146,752
3.40%, 07/15/26 (Call 06/15/26)	105	92,882
3.75%, 07/22/25 (Call 06/22/25)	165	152,377
4.00%, 03/30/25 (Call 02/28/25)	160	150,650
4.25%, 01/15/26 (Call 12/15/25)	105	97,110
Owl Rock Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)	70	59,454
Owl Rock Core Income Corp.
3.13%, 09/23/26 (Call 08/23/26)	85	73,318
4.70%, 02/08/27 (Call 01/08/27)	115	104,315
5.50%, 03/21/25	40	38,769
7.75%, 09/16/27 (Call 08/16/27)(d)	25	25,084
Owl Rock Technology Finance Corp., 2.50%, 01/15/27 (Call 12/15/26)	90	74,317
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	95	79,710
3.44%, 10/15/28 (Call 08/15/28)	10	7,622
3.71%, 01/22/26 (Call 12/22/25)	115	100,992
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	50	43,971
3.88%, 11/01/24 (Call 10/01/24)	50	48,117
		5,801,091
Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	210	185,789
1.40%, 10/15/27 (Call 08/15/27)	65	56,198
2.50%, 10/15/24 (Call 09/15/24)	198	190,197
2.60%, 10/15/25 (Call 09/15/25)	132	123,854
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	30	29,565
4.75%, 11/29/27 (Call 05/29/27)	300	293,787
5.00%, 06/15/27 (Call 12/15/26)	65	64,056
5.25%, 06/01/26 (Call 12/01/25)	20	19,977
5.88%, 11/15/24 (Call 05/15/24)	115	115,182
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	152	118,054
3.85%, 01/15/30 (Call 07/15/29)	55	47,958
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	215	188,179
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	116	115,602
5.50%, 03/01/26 (Call 12/01/25)	175	175,611
7.88%, 06/15/32	15	17,178
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	87	77,877
4.35%, 02/15/28 (Call 11/15/27)	85	80,147
4.88%, 11/15/25 (Call 08/15/25)	105	103,245
4.88%, 03/15/27 (Call 12/15/26)	130	127,327
		2,129,783
Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	80	78,156
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	190	177,004
3.80%, 11/15/24 (Call 08/15/24)	50	48,643
4.40%, 03/15/29 (Call 12/15/28)	103	99,110
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	75	60,907
3.70%, 05/01/25	5	4,872
4.70%, 05/14/32 (Call 02/14/32)	70	66,488
4.75%, 02/26/29 (Call 11/26/28)	155	152,765
Security	Par (000)	Value

Home Furnishings (continued)
5.50%, 03/01/33 (Call 12/01/32)	$75	$75,019
		762,964
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	30	23,567
2.65%, 04/30/30 (Call 02/01/30)	65	54,845
4.88%, 12/06/28 (Call 09/06/28)	75	74,120
5.75%, 03/15/33 (Call 12/15/32)	130	134,087
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	105	86,884
3.15%, 08/01/27 (Call 05/01/27)	105	99,842
5.60%, 11/15/32 (Call 08/15/32)	155	163,744
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	40	32,885
3.10%, 10/01/27 (Call 07/01/27)	135	126,376
3.90%, 05/15/28 (Call 02/15/28)	235	226,524
4.40%, 05/01/29 (Call 03/01/29)	30	29,381
4.60%, 05/01/32 (Call 02/01/32)	150	147,660
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	115	100,416
2.00%, 11/02/31 (Call 08/02/31)	135	112,397
2.75%, 02/15/26	90	86,041
3.05%, 08/15/25	115	111,483
3.10%, 03/26/30 (Call 12/26/29)	180	165,173
3.20%, 04/25/29 (Call 01/25/29)	165	154,970
3.95%, 11/01/28 (Call 08/01/28)	115	112,492
4.50%, 02/16/33 (Call 11/16/32)	185	185,139
		2,228,026
Insurance — 0.7%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	5	5,975
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28),
(6-mo. LIBOR US + 3.540%)(b)	200	191,018
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	15	13,661
2.88%, 10/15/26 (Call 07/15/26)	264	247,411
3.60%, 04/01/30 (Call 01/01/30)	235	216,865
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	110	103,183
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	125	120,551
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	90	80,809
1.45%, 12/15/30 (Call 09/15/30)	135	105,062
3.28%, 12/15/26 (Call 09/15/26)	182	171,983
5.25%, 03/30/33 (Call 12/30/32)	200	199,812
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	160	156,334
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	347	328,914
3.40%, 06/30/30 (Call 03/30/30)	220	195,745
3.90%, 04/01/26 (Call 01/01/26)	175	169,551
4.20%, 04/01/28 (Call 01/01/28)	94	91,477
5.13%, 03/27/33 (Call 12/27/32)	135	132,133
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3-mo. LIBOR US + 2.868%)(b)	60	57,693
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	264	229,656
3.75%, 05/02/29 (Call 02/02/29)	191	179,584
4.50%, 12/15/28 (Call 09/15/28)	192	188,592
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	130	104,390

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
2.60%, 12/02/31 (Call 09/02/31)	$120	$99,530
2.85%, 05/28/27 (Call 04/28/27)	60	55,592
5.00%, 09/12/32 (Call 06/12/32)	107	106,542
5.35%, 02/28/33 (Call 11/28/32)	200	202,944
Aon Global Ltd.
3.50%, 06/14/24 (Call 03/14/24)	55	53,822
3.88%, 12/15/25 (Call 09/15/25)	257	249,161
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	241	233,196
Arthur J Gallagher & Co., 2.40%, 11/09/31 (Call 08/09/31)	120	96,836
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	65	49,103
3.70%, 02/22/30 (Call 11/22/29)	110	95,977
4.90%, 03/27/28 (Call 12/27/27)	105	101,429
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	115	97,821
5.00%, 07/01/24(a)	66	65,370
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	110	89,236
4.13%, 01/12/28 (Call 10/12/27)	330	305,078
6.15%, 04/03/30 (Call 01/03/30)	49	49,212
6.65%, 02/01/33 (Call 11/01/32)	25	25,175
AXA SA, 8.60%, 12/15/30	155	186,206
AXIS Specialty Finance LLC, 3.90%, 07/15/29
(Call 04/15/29)	164	151,579
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	185	176,161
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	271	220,944
2.30%, 03/15/27 (Call 02/15/27)	230	217,720
2.88%, 03/15/32 (Call 12/15/31)	230	203,895
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	542	526,439
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	70	64,517
5.63%, 05/15/30 (Call 02/15/30)(a)	180	169,670
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	255	205,015
4.20%, 09/15/24 (Call 06/15/24)	80	78,418
4.20%, 03/17/32 (Call 12/17/31)	70	63,379
4.50%, 03/15/29 (Call 12/15/28)	40	38,325
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)	265	211,176
3.15%, 03/15/25	65	63,123
3.35%, 05/03/26 (Call 02/03/26)	145	141,307
Cincinnati Financial Corp., 6.92%, 05/15/28	94	101,908
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	120	97,151
3.45%, 08/15/27 (Call 05/15/27)	131	123,029
3.90%, 05/01/29 (Call 02/01/29)	96	89,778
4.50%, 03/01/26 (Call 12/01/25)	175	171,412
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	5	4,950
5.25%, 05/30/29 (Call 02/28/29)	140	132,385
Corebridge Financial Inc.
3.50%, 04/04/25	155	147,918
3.65%, 04/05/27	115	107,573
3.85%, 04/05/29	270	243,005
3.90%, 04/05/32	325	280,787
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	100	78,518
4.95%, 06/01/29 (Call 03/01/29)	108	101,528
Security	Par (000)	Value

Insurance (continued)
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	$270	$256,786
5.59%, 01/11/33 (Call 10/11/32)	190	186,209
7.00%, 04/01/28	40	42,620
F&G Annuities & Life Inc., 7.40%, 01/13/28 (Call 12/13/27)(d)	50	50,167
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	65	54,926
4.63%, 04/29/30 (Call 01/29/30)	125	117,684
4.85%, 04/17/28 (Call 01/17/28)	149	144,561
5.63%, 08/16/32	130	127,249
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	125	98,360
3.40%, 06/15/30 (Call 03/15/30)	150	129,906
4.50%, 08/15/28 (Call 05/15/28)	125	119,305
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	125	95,786
4.00%, 05/15/30 (Call 02/15/30)	50	44,030
4.60%, 11/15/24	130	127,121
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	135	108,065
4.55%, 09/15/28 (Call 06/15/28)	155	150,720
4.80%, 06/15/32 (Call 03/15/32)	5	4,803
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	54	42,804
4.50%, 04/15/26 (Call 01/15/26)	90	87,908
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)	190	165,441
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)	105	81,339
5.17%, 06/08/27 (Call 05/08/27)	95	91,038
5.67%, 06/08/32 (Call 03/08/32)(a)	75	71,488
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	115	90,786
3.80%, 02/23/32 (Call 11/23/31)	85	71,351
4.35%, 02/15/25 (Call 11/15/24)	45	43,313
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	115	94,723
3.35%, 03/09/25	107	102,054
3.40%, 01/15/31 (Call 10/15/30)	115	94,809
3.40%, 03/01/32 (Call 12/01/31)	10	8,031
3.63%, 12/12/26 (Call 09/15/26)	15	13,943
3.80%, 03/01/28 (Call 12/01/27)	140	127,442
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	165	147,142
3.75%, 04/01/26 (Call 01/01/26)	95	92,859
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	90	83,444
3.70%, 03/16/32 (Call 12/16/31)	180	165,109
4.06%, 02/24/32 (Call 02/24/27),
(5-year USD ICE Swap + 1.647%)(b)	80	75,226
4.15%, 03/04/26	492	479,193
Markel Group Inc.
3.35%, 09/17/29 (Call 06/17/29)	68	61,725
3.50%, 11/01/27 (Call 08/01/27)	140	131,747
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	180	150,368
2.38%, 12/15/31 (Call 09/15/31)	100	82,255
3.50%, 03/10/25 (Call 12/10/24)	222	216,501
3.75%, 03/14/26 (Call 12/14/25)	180	175,464

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.38%, 03/15/29 (Call 12/15/28)	$310	$302,823
5.75%, 11/01/32 (Call 08/01/32)	172	181,764
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	95	90,658
MetLife Inc.
3.00%, 03/01/25	113	109,034
3.60%, 11/13/25 (Call 08/13/25)	196	190,434
4.55%, 03/23/30 (Call 12/23/29)	344	338,909
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	197	187,631
4.88%, 10/01/24 (Call 09/01/24)	180	177,547
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	160	148,866
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	60	49,784
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	135	109,654
3.10%, 11/15/26 (Call 08/15/26)	75	70,104
3.40%, 05/15/25 (Call 02/15/25)	75	72,137
3.70%, 05/15/29 (Call 02/15/29)	166	154,330
5.38%, 03/15/33 (Call 12/15/32)	40	39,901
Progressive Corp. (The)
2.45%, 01/15/27	90	83,429
2.50%, 03/15/27 (Call 02/15/27)	90	83,484
3.00%, 03/15/32 (Call 12/15/31)	120	105,575
3.20%, 03/26/30 (Call 12/26/29)	75	67,946
4.00%, 03/01/29 (Call 12/01/28)	100	96,614
4.95%, 06/15/33 (Call 03/15/33)	60	59,986
6.25%, 12/01/32	20	22,127
6.63%, 03/01/29	30	32,995
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	282	258,862
2.10%, 03/10/30 (Call 12/10/29)	170	144,403
3.70%, 10/01/50 (Call 07/01/30),
(5-year CMT + 3.035%)(b)	25	21,182
3.88%, 03/27/28 (Call 12/27/27)	202	195,152
4.50%, 09/15/47 (Call 09/15/27),
(3-mo. LIBOR US + 2.380%)(b)	50	46,527
5.13%, 03/01/52 (Call 11/28/31),
(5-year CMT + 3.162%)(b)	190	170,540
5.70%, 09/15/48 (Call 09/15/28),
(3-mo. LIBOR US + 2.665%)(b)	200	194,000
6.00%, 09/01/52 (Call 06/01/32),
(5-year CMT + 3.234%)(b)	215	208,915
Prudential Funding Asia PLC
3.13%, 04/14/30	196	174,432
3.63%, 03/24/32 (Call 12/24/31)	100	90,039
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	135	117,175
3.90%, 05/15/29 (Call 02/15/29)	140	129,605
3.95%, 09/15/26 (Call 06/15/26)	75	71,619
RenaissanceRe Finance Inc., 3.70%, 04/01/25 (Call 01/01/25)	10	9,735
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (Call 01/15/29)	175	159,539
5.75%, 06/05/33	140	139,950
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	90	67,614
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	190	184,716
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	40	37,468
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	158	136,277
4.50%, 09/15/28 (Call 06/15/28)	135	128,708
Security	Par (000)	Value

Insurance (continued)
4.65%, 06/15/27 (Call 05/15/27)	$175	$170,483
5.35%, 05/15/33	60	58,996
		20,261,709
Internet — 0.6%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(a)	305	250,579
3.40%, 12/06/27 (Call 09/06/27)	415	388,843
3.60%, 11/28/24 (Call 08/28/24)	1,035	1,007,811
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	390	359,401
0.80%, 08/15/27 (Call 06/15/27)	285	250,239
1.10%, 08/15/30 (Call 05/15/30)	435	354,651
2.00%, 08/15/26 (Call 05/15/26)	458	428,468
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	215	199,744
1.00%, 05/12/26 (Call 04/12/26)	555	503,463
1.20%, 06/03/27 (Call 04/03/27)	250	221,652
1.50%, 06/03/30 (Call 03/03/30)	634	523,595
1.65%, 05/12/28 (Call 03/12/28)	677	597,588
2.10%, 05/12/31 (Call 02/12/31)	550	465,025
2.80%, 08/22/24 (Call 06/22/24)	526	512,598
3.00%, 04/13/25	155	150,691
3.15%, 08/22/27 (Call 05/22/27)	667	636,585
3.30%, 04/13/27 (Call 03/13/27)	315	303,594
3.45%, 04/13/29 (Call 02/13/29)	190	181,551
3.60%, 04/13/32 (Call 01/13/32)	455	426,608
3.80%, 12/05/24 (Call 09/05/24)	294	289,522
4.55%, 12/01/27 (Call 11/01/27)	240	241,994
4.60%, 12/01/25	20	20,054
4.65%, 12/01/29 (Call 10/01/29)	310	313,605
4.70%, 11/29/24	220	219,982
4.70%, 12/01/32 (Call 09/01/32)	330	334,557
5.20%, 12/03/25 (Call 09/03/25)	261	264,878
Baidu Inc.
3.43%, 04/07/30 (Call 01/07/30)	50	45,175
3.63%, 07/06/27	265	251,567
4.13%, 06/30/25	225	219,236
4.38%, 03/29/28 (Call 12/29/27)	55	53,386
4.88%, 11/14/28 (Call 08/14/28)	50	49,509
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	195	185,780
3.60%, 06/01/26 (Call 03/01/26)	188	181,988
3.65%, 03/15/25 (Call 12/15/24)	100	97,907
4.63%, 04/13/30 (Call 01/13/30)	314	312,012
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	115	104,091
1.90%, 03/11/25 (Call 02/11/25)	202	191,052
2.60%, 05/10/31 (Call 02/10/31)	205	171,591
2.70%, 03/11/30 (Call 12/11/29)	200	172,852
3.45%, 08/01/24 (Call 05/01/24)	287	280,508
3.60%, 06/05/27 (Call 03/05/27)	286	272,381
5.90%, 11/22/25 (Call 10/22/25)	30	30,611
5.95%, 11/22/27 (Call 10/22/27)	25	25,833
6.30%, 11/22/32 (Call 08/22/32)	125	132,728
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(a)	88	73,668
3.25%, 02/15/30 (Call 11/15/29)	320	277,085
3.80%, 02/15/28 (Call 11/15/27)	95	89,081
4.63%, 08/01/27 (Call 05/01/27)	55	53,546
5.00%, 02/15/26 (Call 11/15/25)	215	213,734

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)	$200	$181,028
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	480	461,174
3.85%, 08/15/32 (Call 05/15/32)	765	709,392
4.60%, 05/15/28	160	159,904
4.80%, 05/15/30	160	160,398
4.95%, 05/15/33	160	159,554
Netflix Inc.
4.88%, 04/15/28	30	29,813
5.88%, 02/15/25	90	91,085
5.88%, 11/15/28	390	404,910
6.38%, 05/15/29	30	31,818
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)	20	18,253
2.00%, 09/03/30 (Call 06/03/30)	155	122,495
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	175	146,004
4.75%, 07/15/27 (Call 07/03/23)	105	103,219
5.25%, 04/01/25 (Call 01/01/25)	35	34,811
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)	215	172,174
		15,918,631
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29(a)	130	124,013
4.55%, 03/11/26	190	186,707
6.55%, 11/29/27 (Call 10/29/27)	235	243,375
6.80%, 11/29/32 (Call 08/29/32)	180	185,810
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	130	122,000
2.70%, 06/01/30 (Call 03/01/30)	90	78,402
3.13%, 04/01/32 (Call 01/01/32)	45	39,130
3.95%, 05/23/25	145	141,851
3.95%, 05/01/28 (Call 02/01/28)	177	169,593
4.30%, 05/23/27 (Call 04/23/27)	105	102,986
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (Call 07/15/25)	75	68,575
2.15%, 08/15/30 (Call 05/15/30)	20	16,366
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	25	21,485
2.40%, 06/15/25 (Call 05/15/25)	9	8,453
2.80%, 12/15/24 (Call 11/15/24)	125	119,591
3.25%, 01/15/31 (Call 10/15/30)	70	60,806
3.45%, 04/15/30 (Call 01/15/30)	172	153,075
5.00%, 12/15/26 (Call 07/03/23)	230	226,946
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	295	260,948
6.25%, 08/10/26	211	217,997
		2,548,109
Leisure Time — 0.0%
Brunswick Corp.
0.85%, 08/18/24 (Call 06/16/23)	80	75,190
2.40%, 08/18/31 (Call 05/18/31)	165	124,449
4.40%, 09/15/32 (Call 06/15/32)	5	4,322
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	60	57,173
		261,134
Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	130	114,434
3.70%, 01/15/31 (Call 10/15/30)	80	68,253
Security	Par (000)	Value

Lodging (continued)
Hyatt Hotels Corp.
1.80%, 10/01/24 (Call 07/03/23)	$20	$18,947
4.38%, 09/15/28 (Call 06/15/28)	165	157,055
4.85%, 03/15/26 (Call 12/15/25)	145	142,934
5.38%, 04/23/25 (Call 03/23/25)	135	134,784
5.75%, 04/23/30 (Call 01/23/30)	60	60,378
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	110	106,915
3.75%, 10/01/25 (Call 07/01/25)	43	41,603
4.90%, 04/15/29 (Call 03/15/29)	90	88,285
5.00%, 10/15/27 (Call 09/15/27)	220	220,350
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	197	199,078
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	390	373,862
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	65	56,012
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	200	168,104
Series R, 3.13%, 06/15/26 (Call 03/15/26)	155	146,424
Series X, 4.00%, 04/15/28 (Call 01/15/28)	35	33,393
		2,130,811
Machinery — 0.4%
Caterpillar Financial Services Corp.
0.60%, 09/13/24	275	260,210
0.80%, 11/13/25	85	77,472
0.90%, 03/02/26	80	72,386
1.10%, 09/14/27	10	8,704
1.15%, 09/14/26	190	170,312
1.70%, 01/08/27	220	200,464
2.15%, 11/08/24	255	245,152
3.25%, 12/01/24	40	38,990
3.30%, 06/09/24	86	84,388
3.40%, 05/13/25	65	63,322
3.60%, 08/12/27	255	246,980
3.65%, 08/12/25	415	405,443
4.35%, 05/15/26	300	298,470
4.80%, 01/06/26	100	100,489
4.90%, 01/17/25	80	80,043
5.40%, 03/10/25	180	181,647
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	70	58,587
2.60%, 09/19/29 (Call 06/19/29)	139	126,109
2.60%, 04/09/30 (Call 01/09/30)	235	209,239
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	150	133,146
1.88%, 01/15/26 (Call 12/15/25)	35	32,072
3.95%, 05/23/25	110	107,105
4.55%, 04/10/28 (Call 03/10/28)	95	92,479
5.45%, 10/14/25	155	155,614
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	112	105,869
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	149	143,883
3.10%, 04/15/30 (Call 01/15/30)	55	50,362
5.38%, 10/16/29	85	89,097
7.13%, 03/03/31	90	104,888
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	100	89,693
3.15%, 11/15/25 (Call 08/15/25)	140	133,888
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	105	83,745
3.50%, 10/01/30 (Call 07/01/30)	115	100,030

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	$100	$83,500
3.00%, 05/01/30 (Call 02/01/30)	5	4,295
John Deere Capital Corp.
0.45%, 06/07/24	185	176,475
0.63%, 09/10/24	135	127,815
0.70%, 01/15/26	165	149,606
1.25%, 01/10/25	115	108,690
1.30%, 10/13/26	125	112,235
1.45%, 01/15/31	170	136,643
1.50%, 03/06/28	100	87,223
1.70%, 01/11/27	110	99,958
1.75%, 03/09/27	25	22,660
2.00%, 06/17/31	170	140,750
2.05%, 01/09/25	295	282,483
2.13%, 03/07/25	25	23,846
2.25%, 09/14/26	185	171,959
2.35%, 03/08/27	20	18,514
2.45%, 01/09/30	195	171,284
2.65%, 06/24/24	165	160,868
2.65%, 06/10/26	175	165,681
2.80%, 09/08/27	175	163,802
2.80%, 07/18/29	135	122,841
3.05%, 01/06/28	110	104,089
3.35%, 06/12/24	175	171,603
3.35%, 04/18/29	120	112,957
3.40%, 06/06/25	130	126,767
3.40%, 09/11/25	5	4,852
3.45%, 03/13/25	285	278,533
3.45%, 03/07/29	125	119,078
3.90%, 06/07/32	115	109,636
4.05%, 09/08/25	125	123,335
4.15%, 09/15/27	155	152,938
4.35%, 09/15/32	155	152,452
4.55%, 10/11/24	60	59,911
4.75%, 01/20/28	240	242,568
4.80%, 01/09/26	270	271,844
4.85%, 10/11/29	80	81,277
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)	65	52,282
4.55%, 04/15/28 (Call 01/15/28)	138	130,558
5.65%, 05/15/33 (Call 02/15/33)	80	78,314
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	75	65,974
4.60%, 05/15/28 (Call 02/15/28)	100	97,491
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	100	94,520
2.29%, 04/05/27 (Call 02/05/27)	165	150,822
2.57%, 02/15/30 (Call 11/15/29)	364	314,798
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	35	28,400
2.88%, 03/01/25 (Call 12/01/24)	60	57,950
3.50%, 03/01/29 (Call 12/01/28)	175	167,317
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	100	94,965
3.45%, 11/15/26 (Call 08/15/26)	210	197,759
4.95%, 09/15/28 (Call 06/15/28)	268	260,906
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	125	110,666
2.25%, 01/30/31 (Call 10/30/30)	125	104,288
Security	Par (000)	Value

Machinery (continued)
3.25%, 11/01/26 (Call 08/01/26)	$145	$137,434
		11,137,690
Manufacturing — 0.2%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	213	202,569
2.25%, 09/19/26 (Call 06/19/26)(a)	183	168,389
2.38%, 08/26/29 (Call 05/26/29)	243	208,062
2.65%, 04/15/25 (Call 03/15/25)	150	143,798
2.88%, 10/15/27 (Call 07/15/27)(a)	181	166,848
3.00%, 08/07/25	145	139,634
3.05%, 04/15/30 (Call 01/15/30)(a)	217	193,206
3.38%, 03/01/29 (Call 12/01/28)(a)	66	60,779
3.63%, 09/14/28 (Call 06/14/28)	163	153,320
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	90	70,301
2.75%, 03/01/30 (Call 12/01/29)	175	148,545
3.50%, 12/01/24 (Call 10/01/24)	40	38,748
3.75%, 12/01/27 (Call 09/01/27)	180	171,833
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	235	222,719
4.15%, 03/15/33 (Call 12/15/32)	10	9,560
4.35%, 05/18/28 (Call 04/18/28)	40	39,674
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)	215	208,507
General Electric Co., 6.75%, 03/15/32	245	276,294
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	260	246,054
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	125	121,469
3.25%, 03/01/27 (Call 12/01/26)	157	148,417
3.25%, 06/14/29 (Call 03/14/29)	179	164,134
3.30%, 11/21/24 (Call 08/21/24)	190	184,131
3.65%, 06/15/24	175	171,603
4.25%, 09/15/27 (Call 08/15/27)	145	141,377
4.50%, 09/15/29 (Call 07/15/29)	210	205,325
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	85	81,021
5.90%, 07/15/32 (Call 04/15/32)	100	100,843
Teledyne Technologies Inc.
1.60%, 04/01/26 (Call 03/01/26)	20	18,211
2.25%, 04/01/28 (Call 02/01/28)	165	145,700
2.75%, 04/01/31 (Call 01/01/31)	263	222,374
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	95	79,342
3.00%, 06/01/30 (Call 03/01/30)	100	88,077
3.38%, 03/01/28 (Call 12/01/27)	100	92,078
3.65%, 03/15/27 (Call 12/15/26)	115	109,321
3.88%, 03/01/25 (Call 12/01/24)	30	29,234
3.90%, 09/17/29 (Call 06/17/29)	58	54,111
4.00%, 03/15/26 (Call 12/15/25)	138	134,413
		5,160,021
Media — 0.6%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	215	178,297
2.30%, 02/01/32 (Call 11/01/31)	145	109,191
2.80%, 04/01/31 (Call 01/01/31)	475	379,530
3.75%, 02/15/28 (Call 11/15/27)	276	252,788
4.20%, 03/15/28 (Call 12/15/27)	335	313,433
4.40%, 04/01/33 (Call 01/01/33)	10	8,683
4.91%, 07/23/25 (Call 04/23/25)	956	940,216
5.05%, 03/30/29 (Call 12/30/28)	388	372,150

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	$475	$377,050
1.95%, 01/15/31 (Call 10/15/30)	350	287,619
2.35%, 01/15/27 (Call 10/15/26)	369	341,554
2.65%, 02/01/30 (Call 11/01/29)	380	335,187
3.15%, 03/01/26 (Call 12/01/25)	541	522,303
3.15%, 02/15/28 (Call 11/15/27)	362	340,222
3.30%, 02/01/27 (Call 11/01/26)	230	220,004
3.30%, 04/01/27 (Call 02/01/27)	230	219,572
3.38%, 08/15/25 (Call 05/15/25)	412	400,485
3.40%, 04/01/30 (Call 01/01/30)	348	321,656
3.55%, 05/01/28 (Call 02/01/28)	243	230,937
3.95%, 10/15/25 (Call 08/15/25)	616	605,565
4.15%, 10/15/28 (Call 07/15/28)	871	849,626
4.25%, 10/15/30 (Call 07/15/30)	280	271,155
4.25%, 01/15/33	20	19,123
4.55%, 01/15/29	200	199,264
4.65%, 02/15/33 (Call 11/15/32)	280	278,550
4.80%, 05/15/33 (Call 02/15/33)	200	199,438
5.25%, 11/07/25	40	40,514
5.35%, 11/15/27 (Call 10/15/27)	145	149,177
5.50%, 11/15/32 (Call 08/15/32)	120	125,770
7.05%, 03/15/33	20	23,152
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	200	192,266
3.63%, 05/15/30 (Call 02/15/30)	194	168,510
3.90%, 11/15/24 (Call 08/15/24)	190	184,551
3.95%, 06/15/25 (Call 03/15/25)	45	43,479
3.95%, 03/20/28 (Call 12/20/27)	372	344,729
4.13%, 05/15/29 (Call 02/15/29)	182	165,538
4.90%, 03/11/26 (Call 12/11/25)	150	148,014
FactSet Research Systems Inc.
2.90%, 03/01/27 (Call 02/01/27)	85	78,452
3.45%, 03/01/32 (Call 12/01/31)	60	51,551
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	160	153,546
3.50%, 04/08/30 (Call 01/08/30)	170	153,355
4.71%, 01/25/29 (Call 10/25/28)	375	365,411
Grupo Televisa SAB, 8.50%, 03/11/32	10	11,890
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	188	168,138
3.38%, 02/15/28 (Call 11/15/27)	115	101,402
3.70%, 06/01/28 (Call 03/01/28)	135	119,594
4.00%, 01/15/26 (Call 10/15/25)	180	170,532
4.20%, 06/01/29 (Call 03/01/29)	100	89,593
4.20%, 05/19/32 (Call 02/19/32)	135	112,955
4.75%, 05/15/25 (Call 04/15/25)	220	214,300
4.95%, 01/15/31 (Call 10/15/30)	326	292,272
7.88%, 07/30/30	170	179,916
TCI Communications Inc.
7.13%, 02/15/28	80	87,907
7.88%, 02/15/26	50	53,780
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)	98	93,801
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	183	168,821
2.95%, 06/15/27	215	202,896
3.00%, 02/13/26	251	241,003
3.15%, 09/17/25	179	172,968
Series B, 7.00%, 03/01/32	30	34,563
Security	Par (000)	Value

Media (continued)
Walt Disney Co. (The)
1.75%, 01/13/26	$380	$354,050
2.00%, 09/01/29 (Call 06/01/29)	426	365,291
2.20%, 01/13/28(a)	256	232,768
2.65%, 01/13/31	665	577,965
3.35%, 03/24/25	480	468,389
3.38%, 11/15/26 (Call 08/15/26)	90	86,522
3.70%, 09/15/24 (Call 06/15/24)	183	179,785
3.70%, 10/15/25 (Call 07/15/25)	127	124,181
3.70%, 03/23/27	170	165,663
3.80%, 03/22/30	237	224,408
6.55%, 03/15/33	5	5,603
		16,262,569
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	295	286,386
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	65	63,516
4.13%, 04/01/32 (Call 01/01/32)	80	72,468
4.50%, 12/15/28 (Call 09/15/28)	100	96,335
		518,705
Mining — 0.1%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30 (Call 07/01/30)	200	171,146
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (Call 01/28/28)	120	120,756
4.88%, 02/27/26	170	170,670
4.90%, 02/28/33 (Call 11/28/32)	115	115,450
6.42%, 03/01/26	55	57,028
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 07/03/23)	135	126,585
4.25%, 03/01/30 (Call 03/01/25)	125	114,549
4.38%, 08/01/28 (Call 08/01/23)	110	103,478
4.55%, 11/14/24 (Call 08/14/24)	120	118,458
4.63%, 08/01/30 (Call 08/01/25)	138	129,654
5.00%, 09/01/27 (Call 07/03/23)	135	132,126
5.25%, 09/01/29 (Call 09/01/24)	160	156,826
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	156	152,028
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	254	210,662
2.60%, 07/15/32 (Call 04/15/32)	230	188,674
2.80%, 10/01/29 (Call 07/01/29)	156	135,974
Rio Tinto Alcan Inc., 7.25%, 03/15/31	105	120,983
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	165	183,703
Rio Tinto Finance USA PLC, 5.00%, 03/09/33
(Call 12/09/32)	190	192,255
Southern Copper Corp., 3.88%, 04/23/25	205	199,899
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	104	82,699
		2,983,603
Multi-National — 0.1%
African Development Bank, 4.38%, 03/14/28	50	50,926
Asian Development Bank
3.75%, 04/25/28	1,000	992,350
4.00%, 01/12/33	40	40,562
Asian Infrastructure Investment Bank (The), 3.75%, 09/14/27	170	167,560
Inter-American Development Bank
3.50%, 04/12/33	30	29,243
4.00%, 01/12/28	20	20,071

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Multi-National (continued)
International Bank for Reconstruction & Development
3.50%, 07/12/28	$1,000	$981,370
3.88%, 02/14/30	30	30,016
		2,312,098
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	230	206,590
3.25%, 02/15/29 (Call 08/15/23)	200	170,930
3.28%, 12/01/28 (Call 10/01/28)	95	82,534
3.57%, 12/01/31 (Call 09/01/31)	280	233,783
4.13%, 05/01/25 (Call 07/03/23)	140	135,225
4.25%, 04/01/28 (Call 07/03/23)	155	143,163
5.50%, 12/01/24 (Call 06/01/24)	205	203,290
		1,175,515
Oil & Gas — 1.0%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	235	193,210
2.72%, 01/12/32 (Call 10/12/31)	385	328,255
3.02%, 01/16/27 (Call 10/16/26)	245	232,196
3.12%, 05/04/26 (Call 02/04/26)	475	455,587
3.41%, 02/11/26 (Call 12/11/25)	188	181,631
3.54%, 04/06/27 (Call 02/06/27)	80	77,114
3.59%, 04/14/27 (Call 01/14/27)	143	137,896
3.63%, 04/06/30 (Call 01/06/30)	299	280,698
3.80%, 09/21/25 (Call 07/21/25)	258	252,492
3.94%, 09/21/28 (Call 06/21/28)	270	261,808
4.23%, 11/06/28 (Call 08/06/28)	131	128,710
4.81%, 02/13/33 (Call 11/13/32)	485	479,752
4.89%, 09/11/33 (Call 06/11/33)	120	119,215
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	260	247,954
3.72%, 11/28/28 (Call 08/28/28)	208	199,187
Burlington Resources LLC, 7.20%, 08/15/31	30	34,328
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	40	37,532
2.95%, 07/15/30 (Call 04/15/30)	115	99,491
3.85%, 06/01/27 (Call 03/01/27)	278	264,278
3.90%, 02/01/25 (Call 11/01/24)	176	171,183
7.20%, 01/15/32	70	76,584
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	130	105,279
4.25%, 04/15/27 (Call 01/15/27)	20	19,293
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	415	391,366
2.00%, 05/11/27 (Call 03/11/27)	235	215,189
2.24%, 05/11/30 (Call 02/11/30)	348	304,434
2.95%, 05/16/26 (Call 02/16/26)	465	446,749
3.33%, 11/17/25 (Call 08/17/25)	234	227,916
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	160	147,283
1.02%, 08/12/27 (Call 06/12/27)	180	158,042
3.25%, 10/15/29 (Call 07/15/29)	175	163,259
3.85%, 01/15/28 (Call 10/15/27)	132	130,148
3.90%, 11/15/24 (Call 08/15/24)	85	83,818
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29 (Call 06/30/29)	250	228,732
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	400	388,124
4.38%, 05/02/28	200	199,370
Conoco Funding Co., 7.25%, 10/15/31	115	132,029
Security.	Par (000)	Value

Oil & Gas (continued)
ConocoPhillips Co.
2.40%, 03/07/25 (Call 06/12/23)	$32	$30,698
5.90%, 10/15/32	120	130,402
6.95%, 04/15/29	252	280,650
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	250	244,910
4.38%, 01/15/28 (Call 10/15/27)	210	197,427
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)	170	161,170
4.38%, 03/15/29 (Call 12/15/28)	173	163,085
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	205	192,618
5.25%, 10/15/27 (Call 06/12/23)	155	153,222
5.85%, 12/15/25 (Call 09/15/25)	208	210,357
5.88%, 06/15/28 (Call 06/15/23)	20	20,020
7.88%, 09/30/31	116	131,979
7.95%, 04/15/32	50	58,124
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	180	153,713
3.25%, 12/01/26 (Call 10/01/26)	161	153,568
3.50%, 12/01/29 (Call 09/01/29)	212	191,555
6.25%, 03/15/33 (Call 12/15/32)	60	62,306
Eni USA Inc., 7.30%, 11/15/27	99	107,792
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	70	67,696
4.15%, 01/15/26 (Call 10/15/25)	280	277,001
4.38%, 04/15/30 (Call 01/15/30)	167	164,829
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	255	237,451
5.00%, 01/15/29 (Call 07/15/28)	87	81,884
5.68%, 10/01/25 (Call 10/04/23)	219	218,862
5.70%, 04/01/28 (Call 03/01/28)	105	104,441
6.13%, 02/01/25 (Call 01/01/25)	255	255,079
7.00%, 02/01/30 (Call 11/01/29)	145	150,787
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	15	13,930
2.38%, 05/22/30 (Call 02/22/30)	203	176,941
2.88%, 04/06/25 (Call 03/06/25)	450	435,042
3.00%, 04/06/27 (Call 02/06/27)	173	163,461
3.13%, 04/06/30 (Call 01/06/30)	365	335,829
3.25%, 11/10/24	105	102,673
3.63%, 09/10/28 (Call 06/10/28)	285	275,450
7.25%, 09/23/27	150	166,326
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	190	183,582
2.28%, 08/16/26 (Call 06/16/26)	255	239,282
2.44%, 08/16/29 (Call 05/16/29)	364	327,855
2.61%, 10/15/30 (Call 07/15/30)	430	378,757
2.71%, 03/06/25 (Call 12/06/24)	410	396,273
2.99%, 03/19/25 (Call 02/19/25)	500	484,795
3.04%, 03/01/26 (Call 12/01/25)	500	482,510
3.29%, 03/19/27 (Call 01/19/27)	247	239,696
3.48%, 03/19/30 (Call 12/19/29)	411	387,709
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	145	117,781
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	125	122,115
4.30%, 04/01/27 (Call 01/01/27)	192	185,965
7.30%, 08/15/31	105	115,270
7.88%, 10/01/29	100	111,258

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
HF Sinclair Corp.
4.50%, 10/01/30 (Call 07/01/30)	$95	$84,423
5.88%, 04/01/26 (Call 01/01/26)	160	160,635
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	237	227,942
6.80%, 03/15/32	105	109,062
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	272	265,020
3.80%, 04/01/28 (Call 01/01/28)	120	112,870
4.70%, 05/01/25 (Call 04/01/25)	366	361,421
5.13%, 12/15/26 (Call 09/15/26)	197	196,653
Occidental Petroleum Corp., 7.50%, 05/01/31	500	543,250
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	150	149,094
Ovintiv Inc.
5.65%, 05/15/25	120	119,892
5.65%, 05/15/28 (Call 04/15/28)	120	119,423
6.25%, 07/15/33 (Call 04/15/33)	100	99,125
7.20%, 11/01/31	65	68,205
7.38%, 11/01/31	105	112,172
8.13%, 09/15/30	70	77,122
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	130	117,975
2.15%, 12/15/30 (Call 09/15/30)	170	138,780
3.85%, 04/09/25 (Call 03/09/25)	395	385,524
3.90%, 03/15/28 (Call 12/15/27)	170	163,023
Phillips 66 Co.
3.15%, 12/15/29	120	106,334
3.55%, 10/01/26	105	99,599
3.61%, 02/15/25	75	72,866
3.75%, 03/01/28	120	113,227
4.95%, 12/01/27 (Call 11/01/27)	195	194,729
5.30%, 06/30/33 (Call 03/30/33)	110	109,335
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)	215	174,773
2.15%, 01/15/31 (Call 10/15/30)	210	171,589
5.10%, 03/29/26	130	130,007
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	325	312,721
2.38%, 11/07/29 (Call 08/07/29)	363	319,879
2.50%, 09/12/26	262	246,264
2.75%, 04/06/30 (Call 01/06/30)	370	331,305
2.88%, 05/10/26	392	375,348
3.25%, 05/11/25	408	397,510
3.88%, 11/13/28 (Call 08/13/28)	352	344,231
Suncor Energy Inc., 7.15%, 02/01/32	125	135,436
Tosco Corp., 8.13%, 02/15/30	20	23,542
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	272	261,338
2.83%, 01/10/30 (Call 10/10/29)	280	252,384
3.46%, 02/19/29 (Call 11/19/28)	305	287,511
TotalEnergies Capital SA, 3.88%, 10/11/28	227	221,379
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	50	44,773
2.80%, 12/01/31 (Call 09/01/31)	185	152,601
3.40%, 09/15/26 (Call 06/15/26)	15	14,284
4.00%, 04/01/29 (Call 01/01/29)	25	23,801
4.35%, 06/01/28 (Call 03/01/28)	31	29,960
7.50%, 04/15/32	165	186,033
		25,988,628
Security	Par (000)	Value

Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	$130	$117,926
3.14%, 11/07/29 (Call 08/07/29)	135	121,053
3.34%, 12/15/27 (Call 09/15/27)	259	242,528
4.49%, 05/01/30 (Call 02/01/30)	95	91,945
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	205	181,431
3.80%, 11/15/25 (Call 08/15/25)	208	202,309
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)	142	127,107
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	155	143,542
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	295	259,874
4.50%, 05/15/28	80	79,194
4.85%, 05/15/33	80	79,208
		1,646,117
Packaging & Containers — 0.1%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	155	147,792
4.50%, 05/15/28 (Call 02/15/28)	45	43,405
5.63%, 05/26/33 (Call 02/26/33)	100	100,211
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	177	147,611
2.69%, 05/25/31 (Call 02/25/31)	135	110,489
4.00%, 05/17/25 (Call 04/17/25)	100	97,161
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	43	36,623
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	272	246,631
1.65%, 01/15/27 (Call 12/15/26)	155	134,256
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	137	121,168
3.40%, 12/15/27 (Call 09/15/27)	90	85,234
3.65%, 09/15/24 (Call 06/15/24)	121	118,398
Sonoco Products Co.
1.80%, 02/01/25 (Call 07/03/23)	150	140,466
2.25%, 02/01/27 (Call 01/01/27)	145	130,847
2.85%, 02/01/32 (Call 11/01/31)	120	100,079
3.13%, 05/01/30 (Call 02/01/30)	55	47,945
WestRock MWV LLC
7.95%, 02/15/31	5	5,722
8.20%, 01/15/30	29	33,500
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	25	24,163
3.38%, 09/15/27 (Call 06/15/27)	100	92,705
3.75%, 03/15/25 (Call 01/15/25)	218	210,804
3.90%, 06/01/28 (Call 03/01/28)	117	110,653
4.00%, 03/15/28 (Call 12/15/27)	275	260,293
4.65%, 03/15/26 (Call 01/15/26)	249	244,167
4.90%, 03/15/29 (Call 12/15/28)	172	167,767
		2,958,090
Pharmaceuticals — 1.4%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	697	671,127
2.95%, 11/21/26 (Call 09/21/26)	830	783,030
3.20%, 05/14/26 (Call 02/14/26)	535	513,659
3.20%, 11/21/29 (Call 08/21/29)	976	886,159
3.60%, 05/14/25 (Call 02/14/25)	985	959,479
3.80%, 03/15/25 (Call 12/15/24)	820	801,878
3.85%, 06/15/24 (Call 03/15/24)	325	320,239
4.25%, 11/14/28 (Call 08/14/28)	438	429,236

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	$310	$264,427
2.80%, 05/15/30 (Call 02/15/30)	15	13,063
3.25%, 03/01/25 (Call 12/01/24)	217	209,817
3.45%, 12/15/27 (Call 09/15/27)	160	151,928
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	305	276,144
1.75%, 05/28/28 (Call 03/28/28)	305	267,061
2.25%, 05/28/31 (Call 02/28/31)	190	161,363
4.88%, 03/03/28 (Call 02/03/28)	310	314,061
4.88%, 03/03/33 (Call 12/03/32)	310	315,623
4.90%, 03/03/30 (Call 01/03/30)	190	192,968
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	340	306,014
1.38%, 08/06/30 (Call 05/06/30)	272	219,858
3.13%, 06/12/27 (Call 03/12/27)	304	289,332
3.38%, 11/16/25	422	409,002
4.00%, 01/17/29 (Call 10/17/28)	238	232,766
Becton Dickinson & Co.
3.36%, 06/06/24 (Call 04/06/24)	223	218,286
4.30%, 08/22/32 (Call 05/22/32)	120	114,059
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	270	219,075
2.82%, 05/20/30 (Call 02/20/30)	168	147,403
3.70%, 06/06/27 (Call 03/06/27)	384	368,256
3.73%, 12/15/24 (Call 09/15/24)	106	103,663
4.69%, 02/13/28 (Call 01/13/28)	275	274,422
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	225	205,659
1.13%, 11/13/27 (Call 09/13/27)	245	214,549
1.45%, 11/13/30 (Call 08/13/30)	260	209,745
2.90%, 07/26/24 (Call 06/26/24)	554	540,948
2.95%, 03/15/32 (Call 12/15/31)	355	313,728
3.20%, 06/15/26 (Call 04/15/26)	449	433,096
3.25%, 02/27/27	25	24,213
3.40%, 07/26/29 (Call 04/26/29)	445	418,892
3.45%, 11/15/27 (Call 08/15/27)(a)	75	72,269
3.90%, 02/20/28 (Call 11/20/27)	425	417,358
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	225	219,400
3.41%, 06/15/27 (Call 03/15/27)	250	238,273
3.50%, 11/15/24 (Call 08/15/24)	85	82,557
3.75%, 09/15/25 (Call 06/15/25)	165	160,260
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)	115	103,985
2.38%, 03/15/31 (Call 12/15/30)	300	250,062
2.40%, 03/15/30 (Call 12/15/29)	319	271,565
3.05%, 10/15/27 (Call 07/15/27)	140	130,470
3.25%, 04/15/25 (Call 01/15/25)	300	289,686
3.40%, 03/01/27 (Call 12/01/26)	320	304,122
3.50%, 06/15/24 (Call 03/17/24)	205	200,773
4.13%, 11/15/25 (Call 09/15/25)	524	513,190
4.38%, 10/15/28 (Call 07/15/28)	680	662,680
4.50%, 02/25/26 (Call 11/27/25)	285	281,848
5.40%, 03/15/33 (Call 12/15/32)	150	152,906
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	510	440,660
1.75%, 08/21/30 (Call 05/21/30)	150	120,537
1.88%, 02/28/31 (Call 11/28/30)	265	211,377
2.13%, 09/15/31 (Call 06/15/31)	290	233,024
Security	Par (000)	Value

Pharmaceuticals (continued)
2.63%, 08/15/24 (Call 07/15/24)	$15	$14,540
2.88%, 06/01/26 (Call 03/01/26)	390	368,679
3.00%, 08/15/26 (Call 06/15/26)	150	141,294
3.25%, 08/15/29 (Call 05/15/29)	362	327,860
3.38%, 08/12/24 (Call 05/12/24)	190	186,078
3.63%, 04/01/27 (Call 02/01/27)	105	100,298
3.75%, 04/01/30 (Call 01/01/30)	483	444,800
3.88%, 07/20/25 (Call 04/20/25)	195	190,817
4.10%, 03/25/25 (Call 01/25/25)	255	251,851
4.30%, 03/25/28 (Call 12/25/27)	1,010	983,477
5.00%, 02/20/26 (Call 01/20/26)	270	270,281
5.00%, 01/30/29	200	200,406
5.13%, 02/21/30 (Call 12/21/29)	180	179,599
5.25%, 01/30/31	150	150,498
5.25%, 02/21/33 (Call 11/21/32)	440	441,197
5.30%, 06/01/33	200	200,438
6.25%, 06/01/27	75	78,292
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	70	67,601
3.10%, 05/15/27 (Call 02/15/27)	160	152,656
3.38%, 03/15/29 (Call 12/15/28)	260	246,997
4.70%, 02/27/33 (Call 11/27/32)	140	142,421
5.50%, 03/15/27	135	141,230
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	123	120,475
3.88%, 05/15/28	375	364,669
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (Call 05/01/24)	119	116,452
3.38%, 06/01/29 (Call 03/01/29)	200	188,850
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	185	170,120
0.95%, 09/01/27 (Call 07/01/27)	155	136,344
1.30%, 09/01/30 (Call 06/01/30)	340	280,986
2.45%, 03/01/26 (Call 12/01/25)	422	402,322
2.63%, 01/15/25 (Call 11/15/24)	175	170,056
2.90%, 01/15/28 (Call 10/15/27)	577	549,004
2.95%, 03/03/27 (Call 12/03/26)	275	264,280
6.95%, 09/01/29	20	24,138
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	100	90,136
1.30%, 08/15/26 (Call 07/15/26)	150	133,508
3.95%, 02/16/28 (Call 11/16/27)	84	81,187
Mead Johnson Nutrition Co., 4.13%, 11/15/25
(Call 08/15/25)	175	172,330
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	310	282,137
1.45%, 06/24/30 (Call 03/24/30)	240	197,129
1.70%, 06/10/27 (Call 05/10/27)	395	357,791
1.90%, 12/10/28 (Call 10/10/28)	365	321,331
2.15%, 12/10/31 (Call 09/10/31)	405	339,171
2.75%, 02/10/25 (Call 11/10/24)	405	392,951
3.40%, 03/07/29 (Call 12/07/28)	355	338,350
4.05%, 05/17/28(a)	90	89,523
4.30%, 05/17/30	180	177,682
4.50%, 05/17/33 (Call 02/17/33)	100	99,733
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	45	48,630
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	170	160,653
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	85	80,991
2.00%, 02/14/27 (Call 12/14/26)	396	366,320

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.20%, 08/14/30 (Call 05/14/30)	$250	$217,110
3.00%, 11/20/25 (Call 08/20/25)	229	221,271
3.10%, 05/17/27 (Call 02/17/27)	243	233,346
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	385	357,419
1.70%, 05/28/30 (Call 02/28/30)	332	276,768
1.75%, 08/18/31 (Call 05/18/31)	215	174,993
2.63%, 04/01/30 (Call 01/01/30)	296	263,259
2.75%, 06/03/26	210	200,353
3.00%, 12/15/26	478	456,284
3.45%, 03/15/29 (Call 12/15/28)	537	511,782
3.60%, 09/15/28 (Call 06/15/28)	230	221,538
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26 (Call 04/19/26)	740	736,270
4.45%, 05/19/28 (Call 04/19/28)	740	737,269
4.65%, 05/19/25	740	738,579
4.75%, 05/19/33 (Call 02/19/33)	760	762,994
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	215	209,889
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	580	547,329
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	585	488,522
5.00%, 11/26/28 (Call 08/26/28)	362	363,368
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	429	407,803
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	195	179,977
2.30%, 06/22/27 (Call 04/22/27)	155	135,808
2.70%, 06/22/30 (Call 03/22/30)	290	232,754
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	135	112,658
3.00%, 09/12/27 (Call 06/12/27)	120	112,862
3.90%, 08/20/28 (Call 05/20/28)	168	162,258
4.50%, 11/13/25 (Call 08/13/25)	216	213,674
5.40%, 11/14/25 (Call 10/14/25)	25	25,328
5.60%, 11/16/32 (Call 08/16/32)	175	184,485
		39,435,739
Pipelines — 0.9%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	110	94,758
3.60%, 09/01/32 (Call 06/01/32)	120	102,546
4.45%, 07/15/27 (Call 04/15/27)	65	62,771
4.80%, 05/03/29 (Call 02/03/29)	115	111,433
4.95%, 12/15/24 (Call 09/15/24)	155	153,134
5.95%, 06/01/26 (Call 03/01/26)	90	91,491
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	340	310,335
5.13%, 06/30/27 (Call 01/01/27)	417	413,443
5.88%, 03/31/25 (Call 10/02/24)	359	359,524
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	130	122,195
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	235	192,350
4.00%, 03/01/31 (Call 03/01/26)	310	272,949
4.50%, 10/01/29 (Call 10/01/24)	65	59,898
Columbia Pipeline Group Inc., 4.50%, 06/01/25
(Call 03/01/25)	292	286,963
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	20	16,750
5.13%, 05/15/29 (Call 02/15/29)	160	155,798
5.38%, 07/15/25 (Call 04/15/25)	165	163,507
5.63%, 07/15/27 (Call 04/15/27)	105	105,839
Security	Par (000)	Value

Pipelines (continued)
8.13%, 08/16/30	$115	$128,573
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29 (Call 08/15/29)	139	123,604
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	90	90,997
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	120	107,383
2.50%, 01/15/25 (Call 12/15/24)	85	81,202
2.50%, 02/14/25	100	95,308
3.13%, 11/15/29 (Call 08/15/29)	175	156,658
3.50%, 06/10/24 (Call 03/10/24)	285	278,838
3.70%, 07/15/27 (Call 04/15/27)	140	133,510
4.25%, 12/01/26 (Call 09/01/26)	2	1,945
5.70%, 03/08/33 (Call 12/08/32)	495	503,257
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	335	318,294
3.75%, 05/15/30 (Call 02/15/30)	295	267,108
3.90%, 07/15/26 (Call 04/15/26)	60	57,260
4.00%, 10/01/27 (Call 07/01/27)	160	151,438
4.05%, 03/15/25 (Call 12/15/24)	231	225,431
4.15%, 09/15/29 (Call 06/15/29)	130	121,499
4.20%, 04/15/27 (Call 01/15/27)	97	92,959
4.40%, 03/15/27 (Call 12/15/26)	157	151,478
4.75%, 01/15/26 (Call 10/15/25)	205	202,046
4.95%, 05/15/28 (Call 02/15/28)	7	6,843
4.95%, 06/15/28 (Call 03/15/28)	179	174,894
5.25%, 04/15/29 (Call 01/15/29)	371	366,170
5.50%, 06/01/27 (Call 03/01/27)	208	208,532
5.55%, 02/15/28 (Call 01/15/28)	195	195,903
5.75%, 02/15/33 (Call 11/15/32)	255	256,229
5.95%, 12/01/25 (Call 09/01/25)	94	94,570
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	255	224,346
3.13%, 07/31/29 (Call 04/30/29)	263	237,741
3.70%, 02/15/26 (Call 11/15/25)	195	189,957
3.75%, 02/15/25 (Call 11/15/24)	354	347,292
3.95%, 02/15/27 (Call 11/15/26)	155	151,348
4.15%, 10/16/28 (Call 07/16/28)	210	202,959
5.05%, 01/10/26	175	176,389
5.35%, 01/31/33 (Call 10/31/32)	245	249,795
5.38%, 02/15/78 (Call 02/15/28),
(3-mo. LIBOR US + 2.570%)(b)	125	101,943
Series E, 5.25%, 08/16/77 (Call 08/16/27),
(3-mo. LIBOR US + 3.033%)(b)	100	86,605
Kinder Morgan Energy Partners LP
4.25%, 09/01/24 (Call 06/01/24)	215	211,390
7.40%, 03/15/31	50	54,669
7.75%, 03/15/32	55	61,370
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	125	111,338
2.00%, 02/15/31 (Call 11/15/30)	167	132,565
4.30%, 06/01/25 (Call 03/01/25)	394	386,526
4.30%, 03/01/28 (Call 12/01/27)	270	261,120
4.80%, 02/01/33 (Call 11/01/32)	80	75,510
7.75%, 01/15/32	225	254,794
7.80%, 08/01/31	40	44,950
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)	130	113,320
5.00%, 03/01/26 (Call 12/01/25)	195	193,177

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	$356	$324,608
2.65%, 08/15/30 (Call 05/15/30)	305	255,431
4.00%, 02/15/25 (Call 11/15/24)	145	141,243
4.00%, 03/15/28 (Call 12/15/27)	255	242,270
4.13%, 03/01/27 (Call 12/01/26)	295	285,825
4.25%, 12/01/27 (Call 09/01/27)	30	28,861
4.80%, 02/15/29 (Call 11/15/28)	60	58,495
4.88%, 12/01/24 (Call 09/01/24)	319	315,491
4.88%, 06/01/25 (Call 03/01/25)	320	316,349
4.95%, 09/01/32 (Call 06/01/32)	165	158,174
5.00%, 03/01/33 (Call 12/01/32)	210	201,757
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	25	24,013
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	105	97,360
2.75%, 09/01/24 (Call 08/01/24)	105	101,249
3.10%, 03/15/30 (Call 12/15/29)	150	129,465
3.40%, 09/01/29 (Call 06/01/29)	161	142,274
4.00%, 07/13/27 (Call 04/13/27)	101	95,312
4.35%, 03/15/29 (Call 12/15/28)	160	149,584
4.55%, 07/15/28 (Call 04/15/28)	135	129,947
4.90%, 03/15/25 (Call 12/15/24)	146	144,092
5.85%, 01/15/26 (Call 12/15/25)	155	156,683
6.10%, 11/15/32 (Call 08/15/32)	165	167,399
6.35%, 01/15/31 (Call 10/15/30)	110	113,275
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	190	168,355
3.60%, 11/01/24 (Call 08/01/24)	160	155,210
3.80%, 09/15/30 (Call 06/15/30)	150	133,207
4.50%, 12/15/26 (Call 09/15/26)	191	184,670
4.65%, 10/15/25 (Call 07/15/25)	267	262,405
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	194	184,899
4.50%, 05/15/30 (Call 11/15/29)	457	432,304
5.00%, 03/15/27 (Call 09/15/26)	474	468,464
5.63%, 03/01/25 (Call 12/01/24)	470	469,939
5.88%, 06/30/26 (Call 12/31/25)	375	380,411
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	86	81,362
3.50%, 03/15/25 (Call 12/15/24)	175	168,765
Targa Resources Corp.
4.00%, 01/15/32 (Call 07/15/26)	235	201,745
4.20%, 02/01/33 (Call 11/01/32)	10	8,843
4.88%, 02/01/31 (Call 02/01/26)	220	202,688
5.00%, 01/15/28 (Call 07/03/23)	170	163,545
5.20%, 07/01/27 (Call 06/01/27)	110	108,571
5.50%, 03/01/30 (Call 03/01/25)	275	264,542
6.13%, 03/15/33 (Call 12/15/32)	60	60,781
6.50%, 07/15/27 (Call 07/03/23)	215	215,542
6.88%, 01/15/29 (Call 01/15/24)	135	136,879
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	155	149,169
4.38%, 03/13/25 (Call 12/13/24)	125	122,205
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	10	10,569
7.00%, 10/15/28	95	101,663
Texas Eastern Transmission LP, 7.00%, 07/15/32	95	105,819
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	60	56,368
2.50%, 10/12/31 (Call 07/12/31)	178	143,632
Security	Par (000)	Value

Pipelines (continued)
4.10%, 04/15/30 (Call 01/15/30)	$285	$264,694
4.25%, 05/15/28 (Call 02/15/28)	338	324,426
4.88%, 01/15/26 (Call 10/15/25)	110	109,384
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	155	138,189
4.00%, 03/15/28 (Call 12/15/27)	110	104,515
7.85%, 02/01/26 (Call 11/01/25)	295	312,564
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	45	43,972
Western Midstream Operating LP
3.35%, 02/01/25 (Call 01/01/25)	260	248,089
3.95%, 06/01/25 (Call 03/01/25)	25	24,045
4.30%, 02/01/30 (Call 11/01/29)	330	294,347
4.50%, 03/01/28 (Call 12/01/27)	135	127,111
6.15%, 04/01/33 (Call 01/01/33)	5	4,988
Williams Companies Inc., 5.65%, 03/15/33 (Call 12/15/32)	300	303,639
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	310	256,367
3.50%, 11/15/30 (Call 08/15/30)	227	203,571
3.75%, 06/15/27 (Call 03/15/27)	324	308,853
3.90%, 01/15/25 (Call 10/15/24)	293	286,003
4.00%, 09/15/25 (Call 06/15/25)	100	97,173
4.55%, 06/24/24 (Call 03/24/24)	153	151,162
4.65%, 08/15/32 (Call 05/15/32)	215	203,394
5.40%, 03/02/26	140	141,163
8.75%, 03/15/32	30	35,688
Series A, 7.50%, 01/15/31	120	132,058
		24,573,821
Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	105	102,508
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	119	96,220
4.88%, 03/01/26 (Call 12/01/25)	135	132,549
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	80	58,531
		389,808
Real Estate Investment Trusts — 1.5%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	45	37,903
2.90%, 10/01/30 (Call 07/01/30)	166	138,892
4.80%, 10/01/32 (Call 07/01/32)	20	18,702
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	5	3,675
2.00%, 05/18/32 (Call 02/18/32)	165	125,334
2.75%, 12/15/29 (Call 09/15/29)	100	85,280
3.38%, 08/15/31 (Call 05/15/31)	225	194,366
3.45%, 04/30/25 (Call 02/28/25)	115	110,799
3.80%, 04/15/26 (Call 02/15/26)	184	177,023
3.95%, 01/15/27 (Call 10/15/26)	130	124,502
3.95%, 01/15/28 (Call 10/15/27)	120	112,855
4.30%, 01/15/26 (Call 10/15/25)	40	38,841
4.50%, 07/30/29 (Call 04/30/29)	60	57,093
4.70%, 07/01/30 (Call 04/01/30)	125	119,187
4.90%, 12/15/30 (Call 09/15/30)	204	197,539
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	110	86,218
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	35	27,752
3.63%, 04/15/32 (Call 01/15/32)	44	38,040
4.25%, 02/15/28 (Call 11/15/27)	170	159,887
4.90%, 02/15/29 (Call 11/15/28)	70	67,270

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	$105	$95,812
1.45%, 09/15/26 (Call 08/15/26)	175	154,948
1.50%, 01/31/28 (Call 11/30/27)	220	186,553
1.60%, 04/15/26 (Call 03/15/26)	85	76,777
1.88%, 10/15/30 (Call 07/15/30)	257	203,631
2.10%, 06/15/30 (Call 03/15/30)	100	81,275
2.30%, 09/15/31 (Call 06/15/31)	37	29,536
2.40%, 03/15/25 (Call 02/15/25)	175	165,987
2.70%, 04/15/31 (Call 01/15/31)	205	170,607
2.75%, 01/15/27 (Call 11/15/26)	190	174,574
2.90%, 01/15/30 (Call 10/15/29)	158	137,116
2.95%, 01/15/25 (Call 12/15/24)	222	213,231
3.13%, 01/15/27 (Call 10/15/26)	78	72,539
3.38%, 10/15/26 (Call 07/15/26)	246	231,793
3.55%, 07/15/27 (Call 04/15/27)	190	177,764
3.60%, 01/15/28 (Call 10/15/27)	140	130,577
3.65%, 03/15/27 (Call 02/15/27)	40	37,814
3.80%, 08/15/29 (Call 05/15/29)	264	243,408
3.95%, 03/15/29 (Call 12/15/28)	104	96,956
4.00%, 06/01/25 (Call 03/01/25)	715	695,709
4.05%, 03/15/32 (Call 12/15/31)(a)	100	90,896
4.40%, 02/15/26 (Call 11/15/25)	126	123,112
5.25%, 07/15/28 (Call 06/15/28)	90	89,939
5.50%, 03/15/28 (Call 02/15/28)	160	161,691
5.55%, 07/15/33 (Call 04/15/33)	100	100,545
5.65%, 03/15/33 (Call 12/15/32)	150	152,476
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	165	141,039
2.05%, 01/15/32 (Call 10/15/31)	165	132,973
2.30%, 03/01/30 (Call 12/01/29)	105	88,708
2.45%, 01/15/31 (Call 10/17/30)	155	130,454
2.90%, 10/15/26 (Call 07/15/26)	20	18,605
2.95%, 05/11/26 (Call 02/11/26)	70	66,022
3.20%, 01/15/28 (Call 10/15/27)	5	4,635
3.30%, 06/01/29 (Call 03/01/29)	100	91,018
3.35%, 05/15/27 (Call 02/15/27)	85	80,026
3.45%, 06/01/25 (Call 03/03/25)	116	112,035
3.50%, 11/15/25 (Call 08/15/25)	30	28,903
Boston Properties LP
2.55%, 04/01/32 (Call 01/01/32)	220	161,759
2.75%, 10/01/26 (Call 07/01/26)	292	256,650
2.90%, 03/15/30 (Call 12/15/29)	202	160,457
3.20%, 01/15/25 (Call 10/15/24)	210	198,763
3.25%, 01/30/31 (Call 10/30/30)	105	84,028
3.40%, 06/21/29 (Call 03/21/29)	280	231,977
3.65%, 02/01/26 (Call 11/03/25)	160	147,915
4.50%, 12/01/28 (Call 09/01/28)	100	89,579
6.75%, 12/01/27 (Call 11/01/27)	35	35,026
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	130	95,707
4.55%, 10/01/29 (Call 07/01/29)	50	34,029
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	35	29,608
2.50%, 08/16/31 (Call 05/16/31)	125	97,526
3.85%, 02/01/25 (Call 11/01/24)	100	96,098
3.90%, 03/15/27 (Call 12/15/26)	150	139,134
4.05%, 07/01/30 (Call 04/01/30)	75	67,698
4.13%, 06/15/26 (Call 03/15/26)	200	187,990
4.13%, 05/15/29 (Call 02/15/29)	170	153,896
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	$110	$79,762
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	210	181,807
3.15%, 07/01/29 (Call 04/01/29)	45	40,068
4.10%, 10/15/28 (Call 07/15/28)	138	132,372
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	150	114,912
2.25%, 03/15/26 (Call 02/15/26)	10	8,880
2.75%, 04/15/31 (Call 01/15/31)	45	33,517
Crown Castle Inc.
4.80%, 09/01/28	100	98,375
5.00%, 01/11/28 (Call 12/11/27)	130	128,933
5.10%, 05/01/33	105	103,397
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	208	182,946
1.35%, 07/15/25 (Call 06/15/25)	115	105,776
2.10%, 04/01/31 (Call 01/01/31)	345	277,725
2.25%, 01/15/31 (Call 10/15/30)	230	188,230
2.50%, 07/15/31 (Call 04/15/31)	10	8,257
2.90%, 03/15/27 (Call 02/15/27)	150	138,547
3.10%, 11/15/29 (Call 08/15/29)	130	114,900
3.20%, 09/01/24 (Call 07/01/24)	232	225,200
3.30%, 07/01/30 (Call 04/01/30)	170	150,154
3.65%, 09/01/27 (Call 06/01/27)	248	233,537
3.70%, 06/15/26 (Call 03/15/26)	153	146,615
3.80%, 02/15/28 (Call 11/15/27)	229	215,471
4.00%, 03/01/27 (Call 12/01/26)	144	138,516
4.30%, 02/15/29 (Call 11/15/28)	90	85,895
4.45%, 02/15/26 (Call 11/15/25)	279	273,936
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	25	19,629
2.25%, 12/15/28 (Call 10/15/28)	155	132,599
2.50%, 02/15/32 (Call 11/15/31)	50	39,798
3.00%, 02/15/30 (Call 11/15/29)	60	51,631
3.13%, 09/01/26 (Call 06/01/26)	180	167,472
4.00%, 11/15/25 (Call 08/15/25)	130	124,658
4.38%, 02/15/29 (Call 11/15/28)	140	133,146
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	306	266,376
3.70%, 08/15/27 (Call 05/15/27)	251	229,349
4.45%, 07/15/28 (Call 04/15/28)	191	177,678
5.55%, 01/15/28 (Call 12/15/27)	387	379,748
EPR Properties
3.75%, 08/15/29 (Call 05/15/29)	100	79,282
4.50%, 04/01/25 (Call 01/01/25)	100	96,003
4.50%, 06/01/27 (Call 03/01/27)	100	88,132
4.75%, 12/15/26 (Call 09/15/26)	100	90,071
4.95%, 04/15/28 (Call 01/15/28)	100	86,081
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	225	203,206
1.25%, 07/15/25 (Call 06/15/25)	60	54,856
1.45%, 05/15/26 (Call 04/15/26)	130	116,388
1.55%, 03/15/28 (Call 01/15/28)	75	63,117
1.80%, 07/15/27 (Call 05/15/27)	125	108,371
2.00%, 05/15/28 (Call 03/15/28)	105	89,095
2.15%, 07/15/30 (Call 04/15/30)	180	145,706
2.50%, 05/15/31 (Call 02/15/31)	125	101,812
2.63%, 11/18/24 (Call 10/18/24)	195	186,660
2.90%, 11/18/26 (Call 09/18/26)	191	176,140

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.20%, 11/18/29 (Call 08/18/29)	$283	$248,545
3.90%, 04/15/32 (Call 01/15/32)	189	169,622
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	105	82,860
2.50%, 02/15/30 (Call 11/15/29)	145	124,142
2.85%, 11/01/26 (Call 08/01/26)	104	96,253
3.00%, 07/01/29 (Call 04/01/29)	148	132,019
3.25%, 08/01/27 (Call 05/01/27)	140	130,315
3.38%, 06/01/25 (Call 03/01/25)	180	173,815
3.50%, 03/01/28 (Call 12/01/27)	50	46,556
4.15%, 12/01/28 (Call 09/01/28)	94	90,669
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	109	83,471
1.70%, 03/01/28 (Call 01/01/28)	35	29,851
2.55%, 06/15/31 (Call 03/15/31)	175	142,641
2.65%, 03/15/32 (Call 12/15/31)	25	20,138
3.00%, 01/15/30 (Call 10/15/29)	80	68,850
3.38%, 04/15/26 (Call 01/15/26)	200	190,214
3.50%, 04/01/25 (Call 01/01/25)	150	144,322
3.63%, 05/01/27 (Call 02/01/27)	55	51,655
4.00%, 03/01/29 (Call 12/01/28)	45	42,132
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)	65	50,948
2.55%, 06/01/31 (Call 03/01/31)	140	113,659
3.90%, 04/01/29 (Call 02/01/29)	80	73,841
5.70%, 04/01/28 (Call 03/01/28)	10	10,135
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)	140	126,101
3.20%, 06/15/29 (Call 03/15/29)	90	79,201
3.25%, 07/15/27 (Call 04/15/27)	120	109,798
3.50%, 06/01/30 (Call 03/01/30)	85	74,325
Federal Realty OP LP, 5.38%, 05/01/28	75	73,795
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	200	162,058
3.35%, 09/01/24 (Call 08/01/24)	35	33,858
4.00%, 01/15/30 (Call 10/15/29)	132	115,129
4.00%, 01/15/31 (Call 10/15/30)	120	103,127
5.25%, 06/01/25 (Call 03/01/25)	129	126,268
5.30%, 01/15/29 (Call 10/15/28)	112	107,060
5.38%, 04/15/26 (Call 01/15/26)	160	155,624
5.75%, 06/01/28 (Call 03/03/28)	146	141,137
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	167	128,231
3.50%, 08/01/26 (Call 05/01/26)	160	147,755
3.75%, 07/01/27 (Call 04/01/27)	154	143,106
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	110	94,345
Healthpeak Properties Inc.
2.13%, 12/01/28 (Call 10/01/28)	215	182,206
2.88%, 01/15/31 (Call 10/15/30)	15	12,745
3.00%, 01/15/30 (Call 10/15/29)	255	222,436
3.25%, 07/15/26 (Call 05/15/26)	105	98,506
3.40%, 02/01/25 (Call 11/01/24)	22	21,267
3.50%, 07/15/29 (Call 04/15/29)	80	72,710
4.00%, 06/01/25 (Call 03/01/25)	103	100,336
Healthpeak Properties Interim Inc., 5.25%, 12/15/32 (Call 09/15/32)	205	200,096
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	75	54,275
3.05%, 02/15/30 (Call 11/15/29)	75	57,882
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.88%, 03/01/27 (Call 12/01/26)	$30	$27,033
4.13%, 03/15/28 (Call 12/15/27)	30	25,888
4.20%, 04/15/29 (Call 01/15/29)	120	100,855
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	175	169,150
Series F, 4.50%, 02/01/26 (Call 11/01/25)	60	58,450
Series H, 3.38%, 12/15/29 (Call 09/15/29)	145	123,305
Series I, 3.50%, 09/15/30 (Call 06/15/30)	205	173,545
Series J, 2.90%, 12/15/31 (Call 09/15/31)	75	58,862
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	105	67,286
3.95%, 11/01/27 (Call 08/01/27)	55	40,298
4.65%, 04/01/29 (Call 01/01/29)	100	71,414
5.95%, 02/15/28 (Call 01/15/28)	20	15,752
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	195	148,549
2.30%, 11/15/28 (Call 09/15/28)	185	155,689
4.15%, 04/15/32 (Call 01/15/32)	155	139,257
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	45	29,830
3.05%, 02/15/30 (Call 11/15/29)	130	99,116
3.45%, 12/15/24 (Call 09/15/24)	90	85,797
4.25%, 08/15/29 (Call 05/15/29)	135	114,564
4.38%, 10/01/25 (Call 07/01/25)	70	64,987
4.75%, 12/15/28 (Call 09/15/28)	5	4,392
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	110	93,576
2.25%, 12/01/31 (Call 09/01/31)	110	85,046
2.70%, 10/01/30 (Call 07/01/30)	60	49,567
2.80%, 10/01/26 (Call 07/01/26)	206	189,032
3.20%, 04/01/32 (Call 01/01/32)	25	20,808
3.30%, 02/01/25 (Call 12/01/24)	185	178,000
3.80%, 04/01/27 (Call 01/01/27)	105	99,052
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	15	13,697
Kite Realty Group Trust
4.00%, 03/15/25 (Call 12/15/24)	30	28,370
4.75%, 09/15/30 (Call 06/15/30)	55	49,694
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)	35	28,189
2.40%, 10/15/31 (Call 07/15/31)	105	83,575
3.88%, 12/15/27 (Call 09/15/27)	35	32,897
4.00%, 06/15/29 (Call 03/15/29)	125	115,602
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	215	204,446
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	80	60,646
2.70%, 09/15/30 (Call 06/15/30)	51	40,963
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	155	136,251
1.70%, 02/15/31 (Call 11/15/30)	90	71,370
2.75%, 03/15/30 (Call 12/15/29)	15	13,067
3.60%, 06/01/27 (Call 03/01/27)	143	136,399
3.95%, 03/15/29 (Call 12/15/28)	180	172,339
4.00%, 11/15/25 (Call 08/15/25)	45	43,939
National Health Investors Inc., 3.00%, 02/01/31
(Call 11/01/30)	110	80,142
NNN REIT Inc.
2.50%, 04/15/30 (Call 01/15/30)	20	16,670
3.50%, 10/15/27 (Call 07/15/27)	180	166,961
3.60%, 12/15/26 (Call 09/15/26)	15	14,100
3.90%, 06/15/24 (Call 03/15/24)	30	29,391

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 11/15/25 (Call 08/15/25)	$55	$52,851
4.30%, 10/15/28 (Call 07/15/28)	172	161,016
Omega Healthcare Investors Inc.
3.38%, 02/01/31 (Call 11/01/30)	35	27,635
3.63%, 10/01/29 (Call 07/01/29)	115	94,395
4.50%, 01/15/25 (Call 10/15/24)	130	124,894
4.50%, 04/01/27 (Call 01/01/27)	180	167,134
4.75%, 01/15/28 (Call 10/15/27)	34	31,110
5.25%, 01/15/26 (Call 10/15/25)	35	34,005
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	85	63,822
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	95	74,148
3.95%, 01/15/28 (Call 10/15/27)	65	59,800
4.30%, 03/15/27 (Call 12/15/26)	110	104,247
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)	5	3,394
3.15%, 08/15/30 (Call 05/15/30)	69	50,865
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	315	244,966
1.63%, 03/15/31 (Call 12/15/30)	70	56,284
1.75%, 02/01/31 (Call 11/01/30)	140	111,467
2.13%, 04/15/27 (Call 02/15/27)	181	165,070
2.25%, 04/15/30 (Call 01/15/30)	255	216,679
2.25%, 01/15/32 (Call 10/15/31)	135	109,758
2.88%, 11/15/29 (Call 08/15/29)	135	119,606
3.25%, 10/01/26 (Call 07/01/26)	47	45,026
3.38%, 12/15/27 (Call 09/15/27)	170	161,087
3.88%, 09/15/28 (Call 06/15/28)	95	90,967
4.00%, 09/15/28 (Call 06/15/28)	130	126,097
4.38%, 02/01/29 (Call 11/01/28)	59	57,243
4.75%, 06/15/33 (Call 03/15/33)	70	68,443
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	170	152,572
1.50%, 11/09/26 (Call 10/09/26)	15	13,489
1.85%, 05/01/28 (Call 03/01/28)	172	150,184
1.95%, 11/09/28 (Call 09/09/28)	290	252,201
2.25%, 11/09/31 (Call 08/09/31)	125	102,764
2.30%, 05/01/31 (Call 02/01/31)	125	104,661
3.09%, 09/15/27 (Call 06/15/27)	80	75,246
3.39%, 05/01/29 (Call 02/01/29)	136	126,638
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	136	111,275
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	115	101,450
2.20%, 06/15/28 (Call 04/15/28)	85	74,360
3.00%, 01/15/27 (Call 10/15/26)	235	218,447
3.10%, 12/15/29 (Call 09/15/29)	210	187,211
3.25%, 06/15/29 (Call 03/15/29)	40	36,264
3.25%, 01/15/31 (Call 10/15/30)	269	235,270
3.40%, 01/15/28 (Call 11/15/27)	15	13,984
3.65%, 01/15/28 (Call 10/15/27)	220	207,227
3.88%, 07/15/24 (Call 04/15/24)	145	141,880
3.88%, 04/15/25 (Call 02/15/25)	125	121,750
3.95%, 08/15/27 (Call 05/15/27)	110	105,361
4.13%, 10/15/26 (Call 07/15/26)	10	9,745
4.63%, 11/01/25 (Call 09/01/25)	100	98,922
4.70%, 12/15/28 (Call 11/15/28)	100	97,653
4.85%, 03/15/30 (Call 01/15/30)	15	14,694
4.88%, 06/01/26 (Call 03/01/26)	130	129,107
4.90%, 07/15/33 (Call 04/15/33)	140	134,505
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.05%, 01/13/26 (Call 01/13/24)	$10	$9,941
5.63%, 10/13/32 (Call 07/13/32)	300	305,835
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	105	91,509
3.60%, 02/01/27 (Call 11/01/26)	136	128,952
3.70%, 06/15/30 (Call 03/15/30)	80	71,979
4.13%, 03/15/28 (Call 12/15/27)	15	14,110
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	20	15,945
2.15%, 09/01/31 (Call 06/01/31)	120	93,623
5.00%, 06/15/28 (Call 05/15/28)	70	68,526
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	150	110,725
3.90%, 10/15/29 (Call 07/15/29)	75	61,741
5.13%, 08/15/26 (Call 05/15/26)	140	132,668
Safehold Operating Partnership LP, 2.80%, 06/15/31 (Call 03/15/31)	110	85,965
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	195	173,419
1.75%, 02/01/28 (Call 11/01/27)	100	86,082
2.00%, 09/13/24 (Call 06/13/24)	283	270,183
2.20%, 02/01/31 (Call 11/01/30)	190	154,434
2.25%, 01/15/32 (Call 10/15/31)	230	180,479
2.45%, 09/13/29 (Call 06/13/29)	210	179,248
2.65%, 07/15/30 (Call 04/15/30)	120	102,185
2.65%, 02/01/32 (Call 12/01/31)	130	105,729
3.25%, 11/30/26 (Call 08/30/26)	240	226,296
3.30%, 01/15/26 (Call 10/15/25)	341	326,746
3.38%, 10/01/24 (Call 07/01/24)	248	240,865
3.38%, 06/15/27 (Call 03/15/27)	150	140,979
3.38%, 12/01/27 (Call 09/01/27)	187	174,013
3.50%, 09/01/25 (Call 06/01/25)	85	82,011
5.50%, 03/08/33 (Call 12/08/32)	210	209,357
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	110	103,607
4.25%, 02/01/26 (Call 11/01/25)	65	61,183
4.70%, 06/01/27 (Call 03/01/27)	90	82,992
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	125	105,255
3.20%, 01/15/27 (Call 11/15/26)	3	2,725
3.20%, 02/15/31 (Call 11/15/30)	30	24,621
3.40%, 01/15/30 (Call 10/15/29)	145	123,249
4.00%, 07/15/29 (Call 04/15/29)	50	44,685
4.45%, 09/15/26 (Call 06/15/26)	136	129,683
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	115	79,066
2.75%, 11/18/30 (Call 08/18/30)	65	47,232
4.50%, 03/15/28 (Call 12/15/27)	100	86,317
4.63%, 03/15/29 (Call 12/15/28)	65	55,955
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	125	106,014
2.70%, 07/15/31 (Call 04/15/31)	130	102,368
4.20%, 04/15/32 (Call 01/15/32)	80	69,904
5.70%, 01/15/33 (Call 10/15/32)	175	170,441
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	115	82,429
3.13%, 09/01/26 (Call 06/01/26)	149	132,363
3.88%, 07/15/27 (Call 04/15/27)	10	9,052
UDR Inc.
2.10%, 08/01/32 (Call 05/01/32)	100	76,701

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.95%, 09/01/26 (Call 06/01/26)	$69	$63,808
3.00%, 08/15/31 (Call 05/15/31)	35	29,714
3.20%, 01/15/30 (Call 10/15/29)	135	118,801
3.50%, 07/01/27 (Call 04/01/27)	120	112,979
3.50%, 01/15/28 (Call 10/15/27)	105	96,489
4.40%, 01/26/29 (Call 10/26/28)	80	76,218
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	120	95,051
2.65%, 01/15/25 (Call 12/15/24)	80	75,424
3.00%, 01/15/30 (Call 10/15/29)	185	158,791
3.25%, 10/15/26 (Call 07/15/26)	95	87,737
3.50%, 02/01/25 (Call 11/01/24)	142	136,493
3.85%, 04/01/27 (Call 01/01/27)	100	94,317
4.00%, 03/01/28 (Call 12/01/27)	55	51,341
4.13%, 01/15/26 (Call 10/15/25)	10	9,597
4.40%, 01/15/29 (Call 10/15/28)	166	156,390
4.75%, 11/15/30 (Call 08/15/30)	120	113,992
VICI Properties LP
4.38%, 05/15/25	140	135,328
4.75%, 02/15/28 (Call 01/15/28)	235	223,664
4.95%, 02/15/30 (Call 12/15/29)	230	214,756
5.13%, 05/15/32 (Call 02/15/32)	315	293,873
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	10	8,205
3.40%, 06/01/31 (Call 03/01/31)	100	68,792
3.50%, 01/15/25 (Call 11/15/24)	105	97,294
Welltower Inc.
2.75%, 01/15/32 (Call 10/15/31)	140	113,217
3.85%, 06/15/32 (Call 03/15/32)	50	43,940
4.00%, 06/01/25 (Call 03/01/25)	336	325,796
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	85	70,920
2.70%, 02/15/27 (Call 12/15/26)	340	309,594
2.75%, 01/15/31 (Call 10/15/30)	90	74,109
2.80%, 06/01/31 (Call 03/01/31)	215	177,650
3.10%, 01/15/30 (Call 10/15/29)	173	150,150
4.13%, 03/15/29 (Call 12/15/28)	80	74,454
4.25%, 04/01/26 (Call 01/01/26)	195	190,150
4.25%, 04/15/28 (Call 01/15/28)	220	209,268
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	340	316,367
4.00%, 04/15/30 (Call 01/15/30)	367	339,391
4.75%, 05/15/26	120	119,162
7.38%, 03/15/32	25	28,041
WP Carey Inc.
2.40%, 02/01/31 (Call 11/01/30)	25	20,036
2.45%, 02/01/32 (Call 11/01/31)	75	58,814
3.85%, 07/15/29 (Call 04/15/29)	50	45,353
4.00%, 02/01/25 (Call 11/01/24)	145	140,918
4.25%, 10/01/26 (Call 07/01/26)	110	106,351
		41,892,243
Retail — 0.9%
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	50	43,107
3.50%, 03/15/32 (Call 12/15/31)	80	67,849
3.90%, 04/15/30 (Call 01/15/30)	120	107,522
5.90%, 03/09/26	90	91,152
5.95%, 03/09/28 (Call 02/09/28)	165	167,328
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	55	45,041
Security	Par (000)	Value

Retail (continued)
2.40%, 08/01/31 (Call 05/01/31)	$82	$62,345
3.50%, 11/15/24 (Call 09/15/24)	128	123,630
3.80%, 11/15/27 (Call 08/15/27)	80	73,626
3.85%, 03/01/32 (Call 12/01/31)	200	168,938
4.50%, 10/01/25 (Call 07/01/25)	75	72,938
4.75%, 06/01/30 (Call 03/01/30)	112	104,363
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	40	31,552
3.13%, 04/21/26 (Call 01/21/26)	100	95,082
3.25%, 04/15/25 (Call 01/15/25)	125	120,431
3.63%, 04/15/25 (Call 03/15/25)	182	176,753
3.75%, 06/01/27 (Call 03/01/27)	125	120,245
3.75%, 04/18/29 (Call 01/18/29)	84	77,976
4.00%, 04/15/30 (Call 01/15/30)	110	102,567
4.50%, 02/01/28 (Call 01/01/28)	220	217,644
4.75%, 08/01/32 (Call 05/01/32)	85	82,636
4.75%, 02/01/33 (Call 11/01/32)	235	228,032
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	150	120,669
4.45%, 10/01/28 (Call 07/01/28)	145	141,590
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	385	343,936
1.60%, 04/20/30 (Call 01/20/30)	127	106,431
1.75%, 04/20/32 (Call 01/20/32)	140	113,578
3.00%, 05/18/27 (Call 02/18/27)	320	306,803
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	204	196,342
Dick’s Sporting Goods Inc., 3.15%, 01/15/32
(Call 10/15/31)	110	88,996
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	219	198,386
3.88%, 04/15/27 (Call 01/15/27)	218	211,057
4.13%, 05/01/28 (Call 02/01/28)	215	207,922
4.15%, 11/01/25 (Call 08/01/25)	91	89,185
4.25%, 09/20/24	60	59,184
4.63%, 11/01/27 (Call 10/01/27)	200	198,618
5.00%, 11/01/32 (Call 08/01/32)	35	34,508
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	115	94,870
4.00%, 05/15/25 (Call 03/15/25)	321	313,546
4.20%, 05/15/28 (Call 02/15/28)	440	423,113
Genuine Parts Co.
1.75%, 02/01/25 (Call 06/12/23)	162	151,962
1.88%, 11/01/30 (Call 08/01/30)	35	27,178
2.75%, 02/01/32 (Call 11/01/31)	30	24,871
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	180	153,769
1.38%, 03/15/31 (Call 12/15/30)	265	209,721
1.50%, 09/15/28 (Call 07/15/28)	270	233,337
1.88%, 09/15/31 (Call 06/15/31)	140	114,288
2.13%, 09/15/26 (Call 06/15/26)	218	202,825
2.50%, 04/15/27 (Call 02/15/27)	205	191,962
2.70%, 04/15/25 (Call 03/15/25)	80	77,285
2.70%, 04/15/30 (Call 01/15/30)	317	283,322
2.80%, 09/14/27 (Call 06/14/27)	338	317,494
2.88%, 04/15/27 (Call 03/15/27)	130	123,358
2.95%, 06/15/29 (Call 03/15/29)	408	375,384
3.00%, 04/01/26 (Call 01/01/26)	301	290,537
3.25%, 04/15/32 (Call 01/15/32)	290	262,038
3.35%, 09/15/25 (Call 06/15/25)	206	200,401
3.90%, 12/06/28 (Call 09/06/28)	282	275,731

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.00%, 09/15/25 (Call 08/15/25)	$230	$226,998
4.50%, 09/15/32 (Call 06/15/32)(a)	245	243,415
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	255	217,423
1.70%, 09/15/28 (Call 07/15/28)	240	205,944
1.70%, 10/15/30 (Call 07/15/30)	220	175,980
2.50%, 04/15/26 (Call 01/15/26)	368	346,568
2.63%, 04/01/31 (Call 01/01/31)	400	337,560
3.10%, 05/03/27 (Call 02/03/27)	394	371,140
3.13%, 09/15/24 (Call 06/15/24)	5	4,866
3.35%, 04/01/27 (Call 03/01/27)	200	190,692
3.38%, 09/15/25 (Call 06/15/25)	231	222,841
3.65%, 04/05/29 (Call 01/05/29)	140	131,411
3.75%, 04/01/32 (Call 01/01/32)	300	272,175
4.00%, 04/15/25 (Call 03/15/25)	195	191,352
4.40%, 09/08/25	95	94,019
4.50%, 04/15/30 (Call 01/15/30)	383	374,268
4.80%, 04/01/26 (Call 03/01/26)	240	239,537
5.00%, 04/15/33 (Call 01/15/33)(a)	5	4,940
5.15%, 07/01/33 (Call 04/01/33)	145	144,623
6.50%, 03/15/29	60	64,427
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	165	153,059
2.13%, 03/01/30 (Call 12/01/29)	72	61,620
2.63%, 09/01/29 (Call 06/01/29)	249	222,833
3.25%, 06/10/24	203	199,127
3.30%, 07/01/25 (Call 06/01/25)	269	260,626
3.38%, 05/26/25 (Call 02/26/25)	145	141,230
3.50%, 03/01/27 (Call 12/01/26)	286	276,167
3.50%, 07/01/27 (Call 05/01/27)	185	177,676
3.60%, 07/01/30 (Call 04/01/30)	282	263,580
3.70%, 01/30/26 (Call 10/30/25)	446	434,779
3.80%, 04/01/28 (Call 01/01/28)	295	285,610
4.60%, 09/09/32 (Call 06/09/32)(a)	80	79,678
O’Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	80	63,729
3.55%, 03/15/26 (Call 12/15/25)	142	137,371
3.60%, 09/01/27 (Call 06/01/27)	137	131,054
3.90%, 06/01/29 (Call 03/01/29)	124	117,791
4.20%, 04/01/30 (Call 01/01/30)	85	80,728
4.35%, 06/01/28 (Call 03/01/28)	135	132,794
4.70%, 06/15/32 (Call 03/15/32)	285	277,684
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	35	31,100
1.88%, 04/15/31 (Call 01/15/31)	70	55,559
4.60%, 04/15/25 (Call 03/15/25)	195	193,025
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	200	181,512
2.25%, 03/12/30 (Call 12/12/29)	132	112,626
2.45%, 06/15/26 (Call 03/15/26)	210	197,230
2.55%, 11/15/30 (Call 08/15/30)	220	189,259
3.00%, 02/14/32 (Call 11/14/31)	235	206,027
3.50%, 03/01/28 (Call 12/01/27)	110	104,559
3.55%, 08/15/29 (Call 05/15/29)	256	241,088
3.80%, 08/15/25 (Call 06/15/25)	484	472,979
4.00%, 11/15/28 (Call 08/15/28)	135	130,926
4.75%, 02/15/26	115	114,920
4.80%, 02/15/33 (Call 11/15/32)	180	179,192
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	255	234,975
Security	Par (000)	Value

Retail (continued)
2.25%, 04/15/25 (Call 03/15/25)	$364	$347,758
2.35%, 02/15/30 (Call 11/15/29)	146	127,483
2.50%, 04/15/26	313	298,386
2.65%, 09/15/30 (Call 06/15/30)	57	50,049
3.38%, 04/15/29 (Call 01/15/29)	244	231,922
4.40%, 01/15/33 (Call 10/15/32)	270	263,182
4.50%, 09/15/32 (Call 06/15/32)	290	286,143
TJX Companies Inc. (The)
1.60%, 05/15/31 (Call 02/15/31)	10	8,134
2.25%, 09/15/26 (Call 06/15/26)	280	260,702
3.88%, 04/15/30 (Call 01/15/30)	230	220,540
Tractor Supply Co.
1.75%, 11/01/30 (Call 08/01/30)	170	134,099
5.25%, 05/15/33 (Call 02/15/33)	60	59,671
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	141	133,820
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	112	99,857
2.85%, 07/08/24 (Call 06/08/24)	30	29,322
3.05%, 07/08/26 (Call 05/08/26)	180	174,017
3.25%, 07/08/29 (Call 04/08/29)	185	174,940
3.55%, 06/26/25 (Call 04/26/25)	155	152,204
3.70%, 06/26/28 (Call 03/26/28)	355	347,676
3.90%, 04/15/28 (Call 03/15/28)	160	158,397
4.00%, 04/15/26 (Call 03/15/26)	135	134,093
4.00%, 04/15/30 (Call 02/15/30)	205	201,156
4.10%, 04/15/33	160	156,736
4.15%, 09/09/32 (Call 06/09/32)	535	530,169
5.88%, 04/05/27	15	15,896
7.55%, 02/15/30	70	82,543
		24,026,141
Semiconductors — 0.8%
Advanced Micro Devices Inc., 3.92%, 06/01/32
(Call 03/01/32)	135	128,674
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	130	112,977
2.10%, 10/01/31 (Call 07/01/31)	225	187,058
2.95%, 04/01/25 (Call 03/01/25)	49	47,468
3.45%, 06/15/27 (Call 03/15/27)(d)	210	201,226
3.50%, 12/05/26 (Call 09/05/26)	340	329,997
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	194	161,943
3.30%, 04/01/27 (Call 01/01/27)	317	305,265
3.90%, 10/01/25 (Call 07/01/25)	237	232,973
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	194	186,968
3.50%, 01/15/28 (Call 10/15/27)	165	153,452
3.88%, 01/15/27 (Call 10/15/26)	1,091	1,049,935
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(d)	275	239,049
2.45%, 02/15/31 (Call 11/15/30)(d)	455	367,435
3.15%, 11/15/25 (Call 10/15/25)	188	179,307
3.42%, 04/15/33 (Call 01/15/33)(d)	400	331,948
3.46%, 09/15/26 (Call 07/15/26)	80	76,245
3.63%, 10/15/24 (Call 09/15/24)	45	43,910
4.00%, 04/15/29 (Call 02/15/29)(d)	195	181,237
4.11%, 09/15/28 (Call 06/15/28)	285	270,810
4.15%, 11/15/30 (Call 08/15/30)	445	409,307
4.15%, 04/15/32 (Call 01/15/32)(d)	270	242,897
4.30%, 11/15/32 (Call 08/15/32)	450	409,108

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.75%, 04/15/29 (Call 01/15/29)	$346	$337,485
5.00%, 04/15/30 (Call 01/15/30)	301	295,865
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	90	78,026
2.00%, 08/12/31 (Call 05/12/31)	175	142,307
2.45%, 11/15/29 (Call 08/15/29)	486	421,673
2.60%, 05/19/26 (Call 02/19/26)	215	203,639
3.15%, 05/11/27 (Call 02/11/27)	254	240,937
3.40%, 03/25/25 (Call 02/25/25)	788	770,152
3.70%, 07/29/25 (Call 04/29/25)	455	445,290
3.75%, 03/25/27 (Call 01/25/27)	291	282,677
3.75%, 08/05/27 (Call 07/05/27)	95	91,911
3.90%, 03/25/30 (Call 12/25/29)	484	457,869
4.00%, 08/05/29 (Call 06/05/29)	75	71,618
4.15%, 08/05/32 (Call 05/05/32)	230	218,341
4.88%, 02/10/26	235	236,311
4.88%, 02/10/28 (Call 01/10/28)	285	287,146
5.13%, 02/10/30 (Call 12/10/29)	235	237,844
5.20%, 02/10/33 (Call 11/10/32)	435	437,497
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	269	261,683
4.65%, 11/01/24 (Call 08/01/24)	90	89,310
4.65%, 07/15/32 (Call 04/15/32)	100	99,839
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	155	129,709
3.75%, 03/15/26 (Call 01/15/26)	242	236,739
3.80%, 03/15/25 (Call 12/15/24)	260	255,050
4.00%, 03/15/29 (Call 12/15/28)	230	223,613
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	90	81,256
2.45%, 04/15/28 (Call 02/15/28)	155	135,155
2.95%, 04/15/31 (Call 01/15/31)	150	125,502
4.88%, 06/22/28 (Call 03/22/28)	130	127,158
Microchip Technology Inc., 4.25%, 09/01/25 (Call 07/03/23)	320	311,638
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	165	130,289
4.19%, 02/15/27 (Call 12/15/26)	238	229,387
4.66%, 02/15/30 (Call 11/15/29)	165	155,620
4.98%, 02/06/26 (Call 12/06/25)	153	151,548
5.33%, 02/06/29 (Call 11/06/28)	130	128,080
5.38%, 04/15/28 (Call 03/15/28)	140	138,100
5.88%, 02/09/33 (Call 11/09/32)	150	149,385
6.75%, 11/01/29 (Call 09/01/29)	280	292,186
NVIDIA Corp.
0.58%, 06/14/24 (Call 07/03/23)	195	185,767
1.55%, 06/15/28 (Call 04/15/28)	330	290,473
2.00%, 06/15/31 (Call 03/15/31)	260	218,540
2.85%, 04/01/30 (Call 01/01/30)	329	299,824
3.20%, 09/16/26 (Call 06/16/26)	250	242,252
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)	95	94,953
5.55%, 12/01/28 (Call 09/01/28)	118	118,945
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	270	220,244
2.65%, 02/15/32 (Call 11/15/31)	165	133,325
2.70%, 05/01/25 (Call 04/01/25)	95	90,223
3.15%, 05/01/27 (Call 03/01/27)	25	23,199
3.40%, 05/01/30 (Call 02/01/30)	200	177,814
3.88%, 06/18/26 (Call 04/18/26)	185	177,755
4.30%, 06/18/29 (Call 03/18/29)	315	296,632
Security	Par (000)	Value

Semiconductors (continued)
4.40%, 06/01/27 (Call 05/01/27)	$135	$131,548
5.00%, 01/15/33 (Call 10/15/32)	100	96,378
Qorvo Inc.
1.75%, 12/15/24 (Call 06/12/23)(d)	85	79,436
4.38%, 10/15/29 (Call 10/15/24)	225	201,803
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	278	238,908
1.65%, 05/20/32 (Call 02/20/32)	335	262,318
2.15%, 05/20/30 (Call 02/20/30)	285	243,869
3.25%, 05/20/27 (Call 02/20/27)	368	353,284
3.45%, 05/20/25 (Call 02/20/25)	15	14,616
4.25%, 05/20/32 (Call 02/20/32)	120	116,767
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	200	179,254
3.00%, 06/01/31 (Call 03/01/31)	100	78,939
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	85	76,514
1.38%, 03/12/25 (Call 02/12/25)	305	287,929
1.75%, 05/04/30 (Call 02/04/30)	60	50,317
1.90%, 09/15/31 (Call 06/15/31)	205	168,918
2.25%, 09/04/29 (Call 06/04/29)	130	114,914
2.90%, 11/03/27 (Call 08/03/27)	211	199,169
3.65%, 08/16/32 (Call 05/16/32)	70	65,379
4.60%, 02/15/28 (Call 01/15/28)	120	121,538
4.70%, 11/18/24	100	99,968
4.90%, 03/14/33 (Call 12/14/32)	90	92,267
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	205	184,654
2.50%, 10/25/31 (Call 07/25/31)	230	193,938
3.88%, 04/22/27 (Call 03/22/27)	200	194,236
4.25%, 04/22/32 (Call 01/22/32)	235	228,610
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	192	166,082
2.95%, 06/01/24 (Call 04/01/24)	183	178,657
		21,547,180
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	30	25,442
3.48%, 12/01/27 (Call 09/01/27)	185	171,023
3.84%, 05/01/25 (Call 04/01/25)	160	154,981
4.20%, 05/01/30 (Call 02/01/30)	130	120,853
		472,299
Software — 0.8%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	125	99,965
3.40%, 09/15/26 (Call 06/15/26)	206	197,814
3.40%, 06/15/27 (Call 03/15/27)	110	104,260
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	220	209,935
2.15%, 02/01/27 (Call 12/01/26)	285	263,400
2.30%, 02/01/30 (Call 11/01/29)	267	235,219
3.25%, 02/01/25 (Call 11/01/24)	305	298,034
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	200	164,326
2.85%, 01/15/30 (Call 10/15/29)	123	108,730
3.50%, 06/15/27 (Call 03/15/27)	130	124,392
4.38%, 06/15/25 (Call 03/15/25)	200	197,668
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	220	180,110
2.90%, 12/01/29 (Call 09/01/29)	187	161,452

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.40%, 06/27/26 (Call 03/27/26)	$197	$187,576
Cadence Design Systems Inc., 4.38%, 10/15/24
(Call 07/15/24)	15	14,818
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	140	113,854
4.80%, 03/01/26 (Call 12/01/25)	109	108,756
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	280	251,084
1.65%, 03/01/28 (Call 01/01/28)	215	184,046
2.25%, 03/01/31 (Call 12/01/30)	295	236,345
3.75%, 05/21/29 (Call 02/21/29)	60	55,645
4.50%, 07/15/25	135	132,848
4.70%, 07/15/27 (Call 06/15/27)	170	167,290
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	216	195,115
2.65%, 06/01/30 (Call 03/01/30)	212	181,970
2.75%, 07/01/24 (Call 06/01/24)	454	440,602
3.20%, 07/01/26 (Call 05/01/26)	380	358,830
3.50%, 07/01/29 (Call 04/01/29)	439	402,352
3.85%, 06/01/25 (Call 03/01/25)	418	407,613
4.20%, 10/01/28 (Call 07/01/28)	220	212,320
5.45%, 03/02/28 (Call 02/02/28)	170	172,637
5.60%, 03/02/33 (Call 12/02/32)	190	194,651
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	205	188,176
1.35%, 07/15/27 (Call 05/15/27)	205	179,680
1.65%, 07/15/30 (Call 04/15/30)	130	105,295
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	859	814,701
2.70%, 02/12/25 (Call 11/12/24)	674	653,915
3.13%, 11/03/25 (Call 08/03/25)	746	725,478
3.30%, 02/06/27 (Call 11/06/26)	823	804,721
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	485	442,941
2.30%, 03/25/28 (Call 01/25/28)	425	376,065
2.50%, 04/01/25 (Call 03/01/25)	593	565,461
2.65%, 07/15/26 (Call 04/15/26)	670	625,472
2.80%, 04/01/27 (Call 02/01/27)	491	453,021
2.88%, 03/25/31 (Call 12/25/30)	675	573,973
2.95%, 11/15/24 (Call 09/15/24)	432	417,282
2.95%, 05/15/25 (Call 02/15/25)	578	554,759
2.95%, 04/01/30 (Call 01/01/30)	535	468,077
3.25%, 11/15/27 (Call 08/15/27)	548	511,191
3.25%, 05/15/30 (Call 02/15/30)	145	129,151
3.40%, 07/08/24 (Call 04/08/24)	428	418,396
4.50%, 05/06/28 (Call 04/06/28)	125	122,052
4.65%, 05/06/30 (Call 03/06/30)	90	86,984
4.90%, 02/06/33 (Call 11/06/32)	265	256,024
5.80%, 11/10/25	170	172,972
6.15%, 11/09/29 (Call 09/09/29)	270	284,499
6.25%, 11/09/32 (Call 08/09/32)	465	491,691
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	130	118,463
1.40%, 09/15/27 (Call 07/15/27)	120	103,837
1.75%, 02/15/31 (Call 11/15/30)	220	174,108
2.00%, 06/30/30 (Call 03/30/30)	155	127,075
2.35%, 09/15/24 (Call 08/15/24)	195	187,348
2.95%, 09/15/29 (Call 06/15/29)	136	121,190
3.80%, 12/15/26 (Call 09/15/26)	150	144,219
3.85%, 12/15/25 (Call 09/15/25)	10	9,682
Security	Par (000)	Value

Software (continued)
4.20%, 09/15/28 (Call 06/15/28)	$165	$159,449
salesforce.com Inc.
0.63%, 07/15/24 (Call 07/03/23)	70	66,533
1.50%, 07/15/28 (Call 05/15/28)	225	196,585
1.95%, 07/15/31 (Call 04/15/31)	245	203,115
3.70%, 04/11/28 (Call 01/11/28)	467	455,404
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	348	276,904
Take-Two Interactive Software Inc.
3.55%, 04/14/25	190	183,878
3.70%, 04/14/27 (Call 03/14/27)	150	143,338
4.00%, 04/14/32 (Call 01/14/32)	90	82,827
4.95%, 03/28/28 (Call 02/28/28)	160	158,910
5.00%, 03/28/26	160	159,341
VMware Inc.
1.00%, 08/15/24 (Call 06/12/23)	55	51,974
1.40%, 08/15/26 (Call 07/15/26)	40	35,410
1.80%, 08/15/28 (Call 06/15/28)	100	84,130
2.20%, 08/15/31 (Call 05/15/31)	295	230,894
3.90%, 08/21/27 (Call 05/21/27)	364	346,648
4.50%, 05/15/25 (Call 04/15/25)	231	227,944
4.65%, 05/15/27 (Call 03/15/27)	133	130,466
4.70%, 05/15/30 (Call 02/15/30)	180	171,106
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	80	76,408
3.70%, 04/01/29 (Call 02/01/29)	85	79,090
3.80%, 04/01/32 (Call 01/01/32)	245	220,806
		21,512,716
Telecommunications — 1.1%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	245	214,223
3.63%, 04/22/29 (Call 01/22/29)	65	60,103
4.70%, 07/21/32 (Call 04/21/32)	200	194,348
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	460	398,521
1.70%, 03/25/26 (Call 06/12/23)	600	548,124
2.25%, 02/01/32 (Call 11/01/31)	550	440,143
2.30%, 06/01/27 (Call 04/01/27)	545	493,765
2.75%, 06/01/31 (Call 03/01/31)	574	485,277
2.95%, 07/15/26 (Call 04/15/26)	115	108,590
3.80%, 02/15/27 (Call 11/15/26)	192	185,357
3.88%, 01/15/26 (Call 10/15/25)	110	106,923
4.10%, 02/15/28 (Call 11/15/27)	415	401,326
4.25%, 03/01/27 (Call 12/01/26)	291	285,896
4.30%, 02/15/30 (Call 11/15/29)	658	629,614
4.35%, 03/01/29 (Call 12/01/28)	591	573,252
Bell Telephone Co. of Canada or Bell Canada (The)
5.10%, 05/11/33	120	119,374
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	60	48,611
British Telecommunications PLC
5.13%, 12/04/28 (Call 09/04/28)	200	200,350
9.63%, 12/15/30	655	809,803
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	345	326,273
2.95%, 02/28/26	186	179,248
3.50%, 06/15/25	216	211,155
Deutsche Telekom International Finance BV
8.75%, 06/15/30	762	916,534
9.25%, 06/01/32	60	76,640
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	130	115,974

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
2.00%, 12/10/30 (Call 09/10/30)	$95	$74,337
3.75%, 08/15/29 (Call 05/15/29)	115	104,992
Koninklijke KPN NV, 8.38%, 10/01/30	110	128,361
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	125	101,100
2.75%, 05/24/31 (Call 02/24/31)	165	135,711
4.00%, 09/01/24	10	9,812
4.60%, 02/23/28 (Call 11/23/27)	160	157,386
4.60%, 05/23/29 (Call 02/23/29)	193	188,756
5.60%, 06/01/32 (Call 03/01/32)	140	140,199
Nokia OYJ, 4.38%, 06/12/27	10	9,500
Orange SA, 9.00%, 03/01/31	455	565,606
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	245	225,767
2.95%, 03/15/25 (Call 07/04/23)(d)	350	333,588
3.20%, 03/15/27 (Call 02/15/27)(d)	145	135,121
3.63%, 12/15/25 (Call 09/15/25)	195	185,874
3.80%, 03/15/32 (Call 12/15/31)(d)	385	340,036
Sprint Capital Corp.
6.88%, 11/15/28	505	540,688
8.75%, 03/15/32	405	491,755
Telefonica Emisiones SA, 4.10%, 03/08/27	315	304,548
Telefonica Europe BV, 8.25%, 09/15/30	255	298,365
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	185	173,247
3.40%, 05/13/32 (Call 02/13/32)	185	160,937
3.70%, 09/15/27 (Call 06/15/27)	155	148,399
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	130	118,007
2.05%, 02/15/28 (Call 12/15/27)	380	331,839
2.25%, 02/15/26 (Call 06/12/23)	415	384,717
2.25%, 11/15/31 (Call 08/15/31)	195	156,671
2.40%, 03/15/29 (Call 01/15/29)	15	12,978
2.55%, 02/15/31 (Call 11/15/30)	550	459,618
2.63%, 04/15/26 (Call 07/03/23)	295	275,073
2.63%, 02/15/29 (Call 02/15/24)	192	167,900
2.70%, 03/15/32 (Call 12/15/31)	80	66,281
2.88%, 02/15/31 (Call 02/15/26)	250	213,300
3.38%, 04/15/29 (Call 04/15/24)	490	443,803
3.50%, 04/15/25 (Call 03/15/25)	693	672,009
3.50%, 04/15/31 (Call 04/15/26)	515	459,401
3.75%, 04/15/27 (Call 02/15/27)	777	737,925
3.88%, 04/15/30 (Call 01/15/30)	1,468	1,361,042
4.75%, 02/01/28 (Call 06/12/23)	360	353,336
4.80%, 07/15/28	160	157,963
4.95%, 03/15/28 (Call 02/15/28)	250	249,092
5.05%, 07/15/33 (Call 04/15/33)	435	428,849
5.20%, 01/15/33 (Call 10/15/32)	90	90,062
5.38%, 04/15/27 (Call 06/12/23)	150	150,000
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	345	313,263
1.45%, 03/20/26 (Call 02/20/26)	600	549,030
1.50%, 09/18/30 (Call 06/18/30)	280	222,116
1.68%, 10/30/30 (Call 07/30/30)	185	146,914
1.75%, 01/20/31 (Call 10/20/30)	452	357,008
2.10%, 03/22/28 (Call 01/22/28)	647	570,977
2.36%, 03/15/32 (Call 12/15/31)	1,000	806,620
2.55%, 03/21/31 (Call 12/21/30)	905	757,648
2.63%, 08/15/26	406	380,844
3.00%, 03/22/27 (Call 01/22/27)	97	91,405
Security	Par (000)	Value

Telecommunications (continued)
3.15%, 03/22/30 (Call 12/22/29)	$383	$342,191
3.38%, 02/15/25	515	501,667
3.50%, 11/01/24 (Call 08/01/24)	296	288,911
3.88%, 02/08/29 (Call 11/08/28)	115	108,723
4.02%, 12/03/29 (Call 09/03/29)	806	759,123
4.13%, 03/16/27	758	743,310
4.33%, 09/21/28	700	680,435
5.05%, 05/09/33	110	108,802
7.75%, 12/01/30	65	75,460
Vodafone Group PLC
4.13%, 05/30/25	564	553,916
4.38%, 05/30/28	40	39,341
7.88%, 02/15/30	45	51,925
		28,823,004
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	205	197,393
3.50%, 09/15/27 (Call 06/15/27)	70	65,885
3.55%, 11/19/26 (Call 09/19/26)	160	150,320
3.90%, 11/19/29 (Call 08/19/29)	225	205,292
		618,890
Transportation — 0.5%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	347	337,260
3.25%, 06/15/27 (Call 03/15/27)	211	202,049
3.40%, 09/01/24 (Call 06/01/24)	189	185,269
3.65%, 09/01/25 (Call 06/01/25)	75	73,298
7.00%, 12/15/25	80	84,362
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	295	280,566
2.95%, 11/21/24 (Call 08/21/24)	205	198,157
3.85%, 08/05/32 (Call 05/05/32)	165	154,777
6.90%, 07/15/28	55	60,712
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 07/04/23)	375	353,205
1.75%, 12/02/26 (Call 11/02/26)	120	108,932
2.05%, 03/05/30 (Call 12/05/29)	240	203,400
2.45%, 12/02/31 (Call 09/02/31)	265	234,477
2.88%, 11/15/29	80	71,547
2.90%, 02/01/25 (Call 11/01/24)	240	230,854
4.00%, 06/01/28 (Call 03/01/28)	162	157,265
7.13%, 10/15/31	75	84,711
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	190	182,370
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	145	125,722
2.60%, 11/01/26 (Call 08/01/26)	70	65,280
3.25%, 06/01/27 (Call 03/01/27)	200	189,614
3.35%, 11/01/25 (Call 08/01/25)	225	216,974
3.40%, 08/01/24 (Call 05/01/24)	60	58,635
3.80%, 03/01/28 (Call 12/01/27)	260	250,455
4.10%, 11/15/32 (Call 08/15/32)	210	199,529
4.25%, 03/15/29 (Call 12/15/28)	190	185,759
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)	220	183,174
3.10%, 08/05/29 (Call 05/05/29)	210	189,958
3.25%, 04/01/26 (Call 01/01/26)	220	212,073
3.40%, 02/15/28 (Call 11/15/27)	173	162,952
4.20%, 10/17/28 (Call 07/17/28)	110	107,135
4.25%, 05/15/30 (Call 02/15/30)	80	77,030

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	$195	$189,466
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	101	94,821
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	130	108,091
2.55%, 11/01/29 (Call 08/01/29)	84	73,429
2.90%, 06/15/26 (Call 03/15/26)	114	108,001
3.00%, 03/15/32 (Call 12/15/31)	80	69,409
3.15%, 06/01/27 (Call 03/01/27)	120	113,240
3.65%, 08/01/25 (Call 06/01/25)	164	159,006
3.80%, 08/01/28 (Call 05/01/28)	165	158,692
4.45%, 03/01/33 (Call 12/01/32)	165	158,902
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	60	53,762
2.50%, 09/01/24 (Call 08/01/24)	221	212,655
2.85%, 03/01/27 (Call 02/01/27)	40	36,747
2.90%, 12/01/26 (Call 10/01/26)	167	153,769
3.35%, 09/01/25 (Call 08/01/25)	117	111,843
4.30%, 06/15/27 (Call 05/15/27)	115	111,373
4.63%, 06/01/25 (Call 05/01/25)	134	131,832
5.25%, 06/01/28 (Call 05/01/28)	90	88,649
5.65%, 03/01/28 (Call 02/01/28)	100	100,933
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	175	161,536
2.38%, 05/20/31 (Call 02/20/31)	215	183,143
2.40%, 02/05/30 (Call 11/05/29)	202	176,988
2.75%, 03/01/26 (Call 12/01/25)	260	247,907
2.80%, 02/14/32 (Call 12/15/31)	67	58,028
3.00%, 04/15/27 (Call 01/15/27)	170	161,264
3.25%, 01/15/25 (Call 10/15/24)	190	184,828
3.25%, 08/15/25 (Call 05/15/25)	130	126,252
3.70%, 03/01/29 (Call 12/01/28)	211	203,387
3.75%, 07/15/25 (Call 05/15/25)	127	124,409
3.95%, 09/10/28 (Call 06/10/28)	249	243,151
4.50%, 01/20/33 (Call 10/20/32)	155	152,729
4.75%, 02/21/26 (Call 01/21/26)	280	281,064
6.63%, 02/01/29	65	71,895
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	177	170,961
2.40%, 11/15/26 (Call 08/15/26)	211	198,254
2.50%, 09/01/29 (Call 06/01/29)	112	100,177
2.80%, 11/15/24 (Call 09/15/24)	30	29,107
3.05%, 11/15/27 (Call 08/15/27)	310	294,078
3.40%, 03/15/29 (Call 12/15/28)	209	198,859
3.90%, 04/01/25 (Call 03/01/25)	379	373,580
4.45%, 04/01/30 (Call 01/01/30)	193	192,794
4.88%, 03/03/33 (Call 12/03/32)	130	131,853
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	285	256,594
1.50%, 09/22/28 (Call 07/22/28)	282	246,403
1.80%, 09/22/31 (Call 06/22/31)	450	375,080
3.95%, 09/09/27 (Call 08/09/27)	155	154,017
		12,760,459
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	30	23,129
3.25%, 03/30/25 (Call 12/30/24)	5	4,785
3.25%, 09/15/26 (Call 06/15/26)	12	11,156
3.50%, 03/15/28 (Call 12/15/27)	137	126,106
3.50%, 06/01/32 (Call 03/01/32)	90	77,714
Security	Par (000)	Value

Trucking & Leasing (continued)
3.85%, 03/30/27 (Call 12/30/26)	$97	$92,157
4.00%, 06/30/30 (Call 03/30/30)	50	45,830
4.55%, 11/07/28 (Call 08/07/28)	170	164,526
4.70%, 04/01/29 (Call 01/01/29)	123	119,267
5.45%, 09/15/33	100	98,520
		763,190
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	65	54,556
3.38%, 01/20/27 (Call 12/20/26)	65	55,241
		109,797
Water — 0.0%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	130	108,597
2.80%, 05/01/30 (Call 02/01/30)	147	129,291
2.95%, 09/01/27 (Call 06/01/27)	164	152,704
3.40%, 03/01/25 (Call 12/01/24)	217	211,082
3.45%, 06/01/29 (Call 03/01/29)	127	117,752
3.75%, 09/01/28 (Call 06/01/28)	142	135,549
4.45%, 06/01/32 (Call 03/01/32)	125	121,434
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	90	73,723
2.70%, 04/15/30 (Call 01/15/30)	96	82,160
3.57%, 05/01/29 (Call 02/01/29)	117	108,393
United Utilities PLC, 6.88%, 08/15/28	35	38,440
		1,279,125
Total Corporate Bonds & Notes — 32.2%
(Cost: $938,150,883)		880,054,563

Foreign Government Obligations(e)

Canada — 0.4%
Canada Government International Bond
0.75%, 05/19/26	380	344,637
1.63%, 01/22/25	1,080	1,029,618
Export Development Canada, 3.00%, 05/25/27	520	500,380
Hydro-Quebec
Series HH, 8.50%, 12/01/29	100	121,789
Series IO, 8.05%, 07/07/24	141	145,358
Province of Alberta Canada
1.00%, 05/20/25	1,055	982,500
1.30%, 07/22/30	215	177,427
1.88%, 11/13/24	280	268,114
3.30%, 03/15/28	535	515,617
Province of British Columbia Canada
0.90%, 07/20/26	825	744,975
1.30%, 01/29/31(a)	120	98,885
2.25%, 06/02/26	415	391,631
Series 10, 1.75%, 09/27/24	220	211,132
Province of Manitoba Canada
1.50%, 10/25/28	20	17,511
2.13%, 06/22/26	260	243,911
Province of New Brunswick Canada, 3.63%, 02/24/28	210	204,391
Province of Ontario Canada
0.63%, 01/21/26	242	219,678
1.05%, 04/14/26	55	50,192
1.05%, 05/21/27	240	212,676
1.13%, 10/07/30	1,100	894,498
1.60%, 02/25/31	150	125,147

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
1.80%, 10/14/31	$70	$58,832
2.00%, 10/02/29	35	30,988
2.30%, 06/15/26	10	9,425
2.50%, 04/27/26	500	475,155
Province of Quebec Canada
0.60%, 07/23/25	745	687,076
1.35%, 05/28/30	125	104,583
1.90%, 04/21/31	65	55,625
2.50%, 04/20/26	500	476,180
2.75%, 04/12/27(a)	350	332,150
3.63%, 04/13/28	25	24,474
Series PD, 7.50%, 09/15/29	352	415,610
Series QX, 1.50%, 02/11/25	849	804,419
		10,974,584
Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)	275	239,008
2.55%, 01/27/32 (Call 10/27/31)(a)	380	326,530
2.75%, 01/31/27 (Call 12/31/26)	90	84,564
3.13%, 01/21/26	185	178,510
3.24%, 02/06/28 (Call 11/06/27)	520	493,506
		1,322,118
Indonesia — 0.1%
Indonesia Government International Bond
2.85%, 02/14/30	305	274,906
3.55%, 03/31/32 (Call 12/31/31)(a)	470	431,638
3.85%, 10/15/30	315	299,105
4.10%, 04/24/28	320	312,768
4.15%, 09/20/27 (Call 06/20/27)	400	392,340
4.65%, 09/20/32 (Call 06/20/32)	500	496,450
4.75%, 02/11/29	345	346,849
4.85%, 01/11/33 (Call 10/11/32)	200	202,564
		2,756,620
Israel — 0.0%
Israel Government International Bond
2.75%, 07/03/30	400	355,720
2.88%, 03/16/26	335	317,748
4.50%, 01/17/33	200	196,792
State of Israel, 2.50%, 01/15/30	255	224,224
		1,094,484
Italy — 0.1%
Republic of Italy Government International Bond
1.25%, 02/17/26	660	592,416
2.38%, 10/17/24	425	406,410
2.88%, 10/17/29	350	306,191
		1,305,017
Japan — 0.2%
Japan Bank for International Cooperation
0.63%, 07/15/25	565	519,438
1.25%, 01/21/31	345	277,356
1.88%, 07/21/26	265	244,576
1.88%, 04/15/31	640	537,517
2.00%, 10/17/29	50	43,554
2.13%, 02/10/25	260	248,183
2.13%, 02/16/29	410	363,904
2.25%, 11/04/26	420	390,529
2.38%, 04/20/26	280	264,012
2.50%, 05/28/25	300	286,593
2.75%, 01/21/26(a)	480	459,058
Security	Par (000)	Value

Japan (continued)
2.75%, 11/16/27	$290	$271,565
2.88%, 06/01/27	350	330,326
2.88%, 07/21/27	315	297,341
3.25%, 07/20/28	345	327,740
3.50%, 10/31/28	20	19,175
Japan International Cooperation Agency
1.00%, 07/22/30(a)	200	159,714
2.13%, 10/20/26	200	185,130
3.25%, 05/25/27	225	215,030
		5,440,741
Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	560	465,808
3.25%, 04/16/30 (Call 01/16/30)(a)	545	486,085
3.75%, 01/11/28	445	425,251
3.90%, 04/27/25 (Call 03/27/25)	270	266,436
4.13%, 01/21/26	300	294,885
4.15%, 03/28/27	612	601,486
4.50%, 04/22/29	615	598,469
4.75%, 04/27/32 (Call 01/27/32)	300	287,061
4.88%, 05/19/33 (Call 02/19/33)	400	382,416
5.40%, 02/09/28 (Call 01/09/28)	200	204,408
6.35%, 02/09/35 (Call 11/09/34)	255	268,796
8.30%, 08/15/31	142	167,206
		4,448,307
Panama — 0.1%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	480	368,208
3.16%, 01/23/30 (Call 10/23/29)	345	303,662
3.30%, 01/19/33 (Call 10/19/32)	200	167,446
3.75%, 03/16/25 (Call 12/16/24)	355	346,413
3.88%, 03/17/28 (Call 12/17/27)	385	368,607
4.00%, 09/22/24 (Call 06/22/24)	200	196,508
7.13%, 01/29/26	245	259,019
8.88%, 09/30/27	330	382,935
9.38%, 04/01/29	25	30,448
		2,423,246
Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	180	136,602
2.39%, 01/23/26 (Call 12/23/25)	240	225,502
2.78%, 01/23/31 (Call 10/23/30)	695	592,070
2.84%, 06/20/30	120	104,790
4.13%, 08/25/27(a)	383	375,853
7.35%, 07/21/25	395	414,845
		1,849,662
Philippines — 0.1%
Philippine Government International Bond
1.95%, 01/06/32	200	161,830
2.46%, 05/05/30	290	252,396
3.00%, 02/01/28	510	480,507
3.23%, 03/29/27	20	19,077
3.75%, 01/14/29	435	418,970
5.50%, 03/30/26	402	411,579
5.61%, 04/13/33	300	320,769
6.38%, 01/15/32	200	224,026
7.50%, 09/25/24(a)	20	20,400
7.75%, 01/14/31	90	107,079
9.50%, 02/02/30	323	409,984

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Philippines (continued)
10.63%, 03/16/25	$505	$558,404
		3,385,021
Poland — 0.0%
Republic of Poland Government International Bond
3.25%, 04/06/26	512	497,142
5.75%, 11/16/32 (Call 08/16/32)	320	339,680
		836,822
South Korea — 0.2%
Export-Import Bank of Korea
0.63%, 06/29/24	200	190,370
1.25%, 01/18/25	200	188,364
1.25%, 09/21/30	200	160,118
1.38%, 02/09/31	405	323,996
1.63%, 01/18/27	200	180,952
1.88%, 02/12/25	220	208,952
2.13%, 01/18/32	20	16,591
2.38%, 06/25/24	200	194,038
2.63%, 05/26/26	245	229,065
2.88%, 01/21/25	200	193,284
3.25%, 11/10/25	380	364,633
3.25%, 08/12/26	295	279,917
4.25%, 09/15/27	200	198,058
4.50%, 09/15/32	200	199,454
Korea Development Bank (The)
4.25%, 09/08/32	200	195,460
4.38%, 02/15/33	310	305,762
Korea International Bond
2.00%, 06/19/24	25	24,269
2.50%, 06/19/29	200	183,744
2.75%, 01/19/27	250	238,410
3.50%, 09/20/28	275	267,270
5.63%, 11/03/25	150	152,154
		4,294,861
Supranational — 1.7%
African Development Bank
0.88%, 03/23/26	392	357,571
0.88%, 07/22/26	365	329,726
3.38%, 07/07/25	45	44,134
4.38%, 11/03/27	350	355,502
Arab Petroleum Investments Corp., 1.48%, 10/06/26(d)	200	180,576
Asian Development Bank
0.38%, 06/11/24	330	314,549
0.38%, 09/03/25	100	91,638
0.50%, 02/04/26	1,000	907,550
0.63%, 10/08/24	350	330,817
0.63%, 04/29/25	985	914,474
0.75%, 10/08/30	70	56,252
1.00%, 04/14/26	405	370,794
1.25%, 06/09/28	225	197,847
1.50%, 10/18/24	620	592,546
1.50%, 01/20/27	805	735,730
1.50%, 03/04/31	700	592,193
1.75%, 09/19/29	568	500,885
1.88%, 03/15/29	140	125,377
1.88%, 01/24/30	557	492,343
2.00%, 01/22/25	485	464,722
2.00%, 04/24/26	205	193,069
2.13%, 03/19/25(a)	41	39,251
2.38%, 08/10/27	35	32,888
Security	Par (000)	Value

Supranational (continued)
2.50%, 11/02/27	$134	$126,145
2.63%, 01/12/27	370	352,266
2.75%, 01/19/28	410	389,779
2.88%, 05/06/25	10	9,694
3.13%, 08/20/27(a)	970	938,368
3.13%, 09/26/28	190	182,885
3.13%, 04/27/32	172	163,190
3.88%, 09/28/32	110	110,484
4.13%, 09/27/24	20	19,802
5.82%, 06/16/28	250	269,750
Asian Infrastructure Investment Bank (The)
0.50%, 10/30/24	665	625,346
0.50%, 05/28/25	435	400,961
0.50%, 01/27/26	385	347,898
3.38%, 06/29/25	235	228,998
Council of Europe Development Bank
0.38%, 06/10/24	40	38,137
0.88%, 09/22/26	50	44,999
1.38%, 02/27/25	175	165,491
3.00%, 06/16/25	217	210,395
European Bank for Reconstruction & Development
0.50%, 05/19/25	442	408,656
0.50%, 11/25/25	130	118,646
0.50%, 01/28/26	80	72,615
1.50%, 02/13/25	222	210,716
European Investment Bank
0.38%, 12/15/25	190	172,792
0.38%, 03/26/26	1,015	914,931
0.63%, 07/25/25	525	486,208
0.63%, 10/21/27	185	160,648
0.75%, 10/26/26	505	452,571
0.75%, 09/23/30	155	125,507
0.88%, 05/17/30	460	379,118
1.25%, 02/14/31	2,355	1,969,180
1.38%, 03/15/27	100	90,820
1.63%, 03/14/25	725	688,714
1.63%, 10/09/29	155	136,375
1.63%, 05/13/31	40	34,360
1.75%, 03/15/29	600	534,312
1.88%, 02/10/25	687	656,545
2.13%, 04/13/26	640	605,786
2.25%, 06/24/24	110	106,857
2.38%, 05/24/27	519	488,457
2.50%, 10/15/24	120	116,400
3.75%, 02/14/33	1,000	999,530
Inter-American Development Bank
0.50%, 09/23/24	195	184,287
0.63%, 07/15/25	925	856,633
0.63%, 09/16/27	195	169,710
0.88%, 04/03/25	480	448,886
0.88%, 04/20/26	825	751,699
1.13%, 07/20/28(a)	1,085	944,362
1.13%, 01/13/31	995	818,686
1.50%, 01/13/27	620	566,829
1.75%, 03/14/25	700	666,001
2.00%, 06/02/26	405	380,607
2.00%, 07/23/26	279	261,378
2.13%, 01/15/25	765	734,867
2.25%, 06/18/29	593	540,217
2.38%, 07/07/27	506	475,853

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
3.13%, 09/18/28(a)	$630	$605,638
3.50%, 09/14/29	655	641,304
International Bank for Reconstruction & Development
0.38%, 07/28/25	375	344,970
0.50%, 10/28/25	335	306,575
0.63%, 04/22/25	1,525	1,417,670
0.75%, 03/11/25	90	84,147
0.75%, 11/24/27	1,115	970,496
0.75%, 08/26/30	1,095	882,121
0.88%, 05/14/30	1,385	1,135,340
1.13%, 09/13/28	885	768,074
1.25%, 02/10/31	1,143	950,096
1.38%, 04/20/28	900	799,488
1.50%, 08/28/24	245	235,080
1.63%, 01/15/25	923	879,822
1.63%, 11/03/31(a)	1,060	896,188
1.75%, 10/23/29	1,064	937,001
1.88%, 10/27/26	460	428,048
2.13%, 03/03/25	626	600,259
2.50%, 11/25/24	845	818,323
2.50%, 07/29/25	762	733,974
2.50%, 11/22/27	750	706,095
2.50%, 03/29/32(a)	145	131,045
3.13%, 11/20/25	20	19,479
3.13%, 06/15/27	100	96,722
3.63%, 09/21/29	215	212,027
International Finance Corp.
0.38%, 07/16/25	210	193,521
0.75%, 10/08/26	200	179,290
0.75%, 08/27/30	590	475,699
1.38%, 10/16/24	190	181,380
2.13%, 04/07/26	54	51,049
3.63%, 09/15/25	45	44,399
Nordic Investment Bank
2.63%, 04/04/25	32	30,899
3.38%, 09/08/27	37	36,140
		47,367,140
Sweden — 0.0%
Svensk Exportkredit AB
0.38%, 07/30/24	150	142,119
0.50%, 08/26/25	195	178,616
0.63%, 05/14/25	430	397,385
2.25%, 03/22/27	300	279,321
		997,441
Uruguay — 0.0%
Uruguay Government International Bond
4.38%, 10/27/27	405	404,611
4.38%, 01/23/31 (Call 10/23/30)	493	491,629
4.50%, 08/14/24(a)	207	206,791
		1,103,031
Total Foreign Government Obligations — 3.3%
(Cost: $96,098,899)		89,599,095

Municipal Debt Obligations

California — 0.1%
California Earthquake Authority, 5.60%, 07/01/27	200	201,687
Los Angeles Community College District/CA GO, 1.81%, 08/01/30	200	169,536
Security	Par (000)	Value

California (continued)
Regents of the University of California Medical Center
Pooled Revenue RB, 4.13%, 05/15/32 (Call 02/15/32)	$40	$37,971
State of California GO
1.70%, 02/01/28	100	88,351
2.50%, 10/01/29	250	222,198
3.38%, 04/01/25	200	195,168
6.00%, 03/01/33	20	22,173
University of California RB
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	250	243,089
Series BD, 3.35%, 07/01/29	190	179,318
Series BG, 0.88%, 05/15/25 (Call 04/15/25)	240	223,927
Series BG, 1.32%, 05/15/27 (Call 03/15/27)	195	174,347
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	250	208,290
		1,966,055
Florida — 0.0%
State Board of Administration Finance Corp. RB
1.26%, 07/01/25	340	314,510
2.15%, 07/01/30	300	253,259
		567,769
Illinois — 0.0%
State of Illinois GO
4.95%, 06/01/23	44	43,636
5.10%, 06/01/33	185	182,968
		226,604
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Auth, 5.08%, 06/01/31	205	205,620
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 3.62%, 02/01/29	94	91,459
		297,079
Massachusetts — 0.1%
Commonwealth of Massachusetts GO, 4.91%, 05/01/29	250	257,155
Commonwealth of Massachusetts RB, 3.77%, 07/15/29	325	315,575
		572,730
New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	300	325,453
New Jersey Transportation Trust Fund Authority RB BAB, Series C, 5.75%, 12/15/28	100	101,982
		427,435
Oregon — 0.0%
Oregon School Boards Association RB
Series B, 5.55%, 06/30/28 (NPFGC)	200	204,842
Series B, 5.68%, 06/30/28 (NPFGC)	255	263,522
		468,364
Texas — 0.0%
Texas Transportation Commission State Highway Fund RB, First Class, 5.18%, 04/01/30	110	112,835

Total Municipal Debt Obligations — 0.2%
(Cost: $4,984,545)		4,638,871

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 1.8%
Federal Farm Credit Banks Funding Corp.
0.25%, 02/26/24	115	110,816
1.32%, 09/09/30 (Call 06/07/23)	700	563,024
Federal Home Loan Banks
0.13%, 06/02/23	25	25,000

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
0.38%, 09/04/25	$75	$68,559
0.50%, 04/14/25	730	678,849
1.00%, 03/23/26 (Call 06/23/23)	127	115,192
1.50%, 08/15/24	115	110,351
2.13%, 06/09/23	5,000	4,995,900
2.38%, 09/08/23	25	24,792
2.38%, 03/14/25	50	47,997
2.50%, 02/13/24	220	215,820
2.75%, 12/13/24	475	460,389
3.00%, 03/10/28	75	71,473
3.13%, 06/13/25	3,730	3,624,068
3.25%, 06/09/28	337	325,940
3.25%, 11/16/28	2,470	2,403,211
Federal Home Loan Mortgage Corp.
0.13%, 10/16/23	75	73,536
0.25%, 06/26/23	3,050	3,039,142
0.25%, 08/24/23	348	343,866
0.25%, 09/08/23	75	73,938
0.25%, 11/06/23	75	73,354
0.25%, 12/04/23	1,774	1,729,189
0.38%, 07/21/25	1,000	917,500
0.38%, 09/23/25	975	889,444
0.41%, 10/28/24 (Call 07/28/23)	150	140,712
1.50%, 02/12/25	4,938	4,688,779
2.75%, 06/19/23	2,050	2,047,499
6.75%, 09/15/29	50	57,778
6.75%, 03/15/31	1,075	1,280,744
Federal National Mortgage Association
0.25%, 07/10/23	4,099	4,076,005
0.38%, 08/25/25	21	19,212
0.50%, 06/17/25	2,287	2,110,238
0.63%, 04/22/25	270	251,108
0.75%, 10/08/27	1,807	1,586,564
0.88%, 12/18/26 (Call 06/18/23)	60	53,267
0.88%, 08/05/30	2,550	2,071,186
1.63%, 10/15/24	25	23,948
1.63%, 01/07/25	950	905,084
1.75%, 07/02/24	405	390,833
1.88%, 09/24/26	2,591	2,415,589
2.13%, 04/24/26	25	23,665
2.50%, 02/05/24	25	24,512
2.63%, 09/06/24	910	884,802
2.88%, 09/12/23	350	347,515
6.03%, 10/08/27	320	345,350
6.25%, 05/15/29	1,285	1,443,800
6.63%, 11/15/30	1,075	1,264,469
7.13%, 01/15/30	25	29,680
7.25%, 05/15/30	170	204,391
		47,668,080
U.S. Government Obligations — 61.7%
U.S. Treasury Note/Bond
0.25%, 06/15/24	12,000	11,407,500
0.25%, 05/31/25	6,800	6,263,172
0.25%, 06/30/25	4,000	3,678,750
0.25%, 07/31/25	8,600	7,883,781
0.25%, 08/31/25	11,350	10,378,156
0.25%, 09/30/25	10,250	9,360,332
0.25%, 10/31/25	9,950	9,054,500
0.38%, 07/15/24	6,400	6,076,250
0.38%, 08/15/24	8,050	7,617,941
Security	Par (000)	Value

U.S. Government Obligations (continued)
0.38%, 04/30/25	$4,000	$3,702,813
0.38%, 11/30/25	10,100	9,197,313
0.38%, 12/31/25	11,030	10,032,130
0.38%, 01/31/26	12,700	11,512,352
0.50%, 03/31/25(a)	2,500	2,325,488
0.50%, 02/28/26	13,100	11,884,156
0.50%, 04/30/27	2,000	1,755,000
0.50%, 05/31/27	7,900	6,913,117
0.50%, 06/30/27	4,000	3,491,875
0.50%, 10/31/27	10,100	8,734,133
0.63%, 10/15/24	3,000	2,832,070
0.63%, 07/31/26	19,200	17,283,000
0.63%, 03/31/27	3,850	3,403,941
0.63%, 11/30/27	5,000	4,339,844
0.63%, 12/31/27	5,200	4,503,281
0.63%, 05/15/30	10,000	8,129,688
0.75%, 11/15/24	11,000	10,379,531
0.75%, 03/31/26	8,700	7,941,469
0.75%, 04/30/26	9,400	8,553,266
0.75%, 05/31/26	13,640	12,383,628
0.75%, 08/31/26	19,000	17,132,656
0.75%, 01/31/28	9,000	7,827,891
0.88%, 06/30/26	14,600	13,296,266
0.88%, 09/30/26	9,000	8,140,781
0.88%, 11/15/30	10,000	8,221,875
1.00%, 12/15/24	10,740	10,148,041
1.00%, 07/31/28	13,000	11,310,000
1.13%, 01/15/25	14,500	13,699,102
1.13%, 02/28/25	4,000	3,769,844
1.13%, 10/31/26	16,000	14,560,000
1.13%, 02/28/27	2,800	2,529,844
1.13%, 02/29/28	10,000	8,839,063
1.13%, 08/31/28	28,300	24,740,391
1.13%, 02/15/31	20,500	17,136,719
1.25%, 08/31/24	4,000	3,820,938
1.25%, 11/30/26	11,100	10,123,547
1.25%, 12/31/26	23,000	20,953,359
1.25%, 03/31/28	11,500	10,208,047
1.25%, 04/30/28	10,000	8,862,500
1.25%, 05/31/28	11,000	9,733,281
1.25%, 06/30/28	10,500	9,272,813
1.25%, 09/30/28	41,500	36,442,187
1.25%, 08/15/31	28,500	23,708,437
1.38%, 01/31/25	5,000	4,740,234
1.38%, 08/31/26	3,258	2,999,142
1.38%, 10/31/28	11,190	9,877,798
1.38%, 12/31/28	8,500	7,482,656
1.38%, 11/15/31	34,100	28,510,797
1.50%, 09/30/24	3,220	3,081,012
1.50%, 10/31/24	5,000	4,774,805
1.50%, 11/30/24	7,000	6,672,969
1.50%, 02/15/25	9,500	9,017,578
1.50%, 08/15/26	12,000	11,096,250
1.50%, 01/31/27	20,620	18,912,406
1.50%, 11/30/28	16,500	14,643,750
1.50%, 02/15/30	3,200	2,786,500
1.63%, 02/15/26	11,700	10,956,867
1.63%, 05/15/26	12,000	11,191,875
1.63%, 09/30/26	4,000	3,708,438
1.63%, 11/30/26	6,000	5,546,250

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.63%, 05/15/31	$23,000	$19,833,906
1.75%, 06/30/24	5,560	5,363,011
1.75%, 07/31/24	2,000	1,926,094
1.75%, 12/31/24	8,850	8,453,824
1.75%, 03/15/25	11,000	10,471,484
1.75%, 12/31/26	8,000	7,420,625
1.75%, 01/31/29	10,750	9,644,766
1.88%, 08/31/24	4,500	4,331,953
1.88%, 06/30/26	3,000	2,815,781
1.88%, 07/31/26	6,000	5,621,719
1.88%, 02/28/27	10,000	9,288,281
1.88%, 02/28/29	10,000	9,025,781
1.88%, 02/15/32	24,710	21,474,534
2.00%, 06/30/24	2,000	1,933,672
2.00%, 02/15/25	10,000	9,575,000
2.00%, 08/15/25	18,700	17,795,680
2.00%, 11/15/26	12,400	11,615,312
2.13%, 07/31/24	7,750	7,493,584
2.13%, 09/30/24	3,000	2,893,477
2.13%, 11/30/24	3,000	2,886,680
2.13%, 05/15/25	14,800	14,158,281
2.25%, 10/31/24	7,000	6,754,727
2.25%, 11/15/24	11,000	10,609,414
2.25%, 12/31/24	6,000	5,775,938
2.25%, 11/15/25	10,000	9,543,750
2.25%, 03/31/26	6,000	5,711,250
2.25%, 02/15/27	8,900	8,388,250
2.25%, 08/15/27	8,000	7,500,625
2.25%, 11/15/27	12,710	11,892,787
2.38%, 08/15/24	11,200	10,857,437
2.38%, 05/15/27	11,000	10,388,984
2.38%, 03/31/29	11,000	10,199,062
2.38%, 05/15/29	11,000	10,189,609
2.50%, 05/31/24	10,000	9,735,256
2.50%, 01/31/25	3,720	3,592,125
2.50%, 03/31/27	11,000	10,449,141
2.63%, 03/31/25	5,000	4,834,570
2.63%, 04/15/25	13,300	12,854,242
2.63%, 05/31/27	10,041	9,568,070
2.63%, 02/15/29	12,922	12,156,775
2.63%, 07/31/29	9,500	8,914,414
2.75%, 05/15/25	8,972	8,688,060
2.75%, 06/30/25	15,000	14,518,359
2.75%, 08/31/25	6,250	6,044,922
2.75%, 04/30/27	13,400	12,835,734
2.75%, 07/31/27	7,360	7,040,300
2.75%, 02/15/28	8,990	8,577,724
2.75%, 05/31/29	16,000	15,133,750
2.75%, 08/15/32	18,390	17,102,700
2.88%, 04/30/25	12,350	11,986,254
2.88%, 05/31/25	5,900	5,726,457
2.88%, 06/15/25	11,500	11,159,492
2.88%, 07/31/25	2,000	1,940,156
2.88%, 11/30/25	5,500	5,328,125
2.88%, 05/15/28	9,000	8,625,234
2.88%, 08/15/28	25,150	24,055,582
2.88%, 04/30/29	9,000	8,573,906
2.88%, 05/15/32	18,120	17,046,956
3.00%, 06/30/24	10,000	9,773,438
3.00%, 07/31/24	15,500	15,141,562
Security	Par (000)	Value

U.S. Government Obligations (continued)
3.00%, 07/15/25	$8,400	$8,170,313
3.00%, 09/30/25	9,200	8,943,406
3.00%, 10/31/25	5,600	5,444,688
3.13%, 08/15/25	6,000	5,850,938
3.13%, 08/31/29	13,000	12,546,016
3.25%, 08/31/24	10,000	9,792,187
3.25%, 06/30/29	9,200	8,944,125
3.38%, 05/15/33	7,000	6,850,156
3.50%, 09/15/25	8,500	8,359,219
3.50%, 01/31/28	5,000	4,932,813
3.50%, 01/31/30	7,000	6,904,844
3.50%, 04/30/30	7,200	7,110,000
3.50%, 02/15/33	26,000	25,691,250
3.63%, 05/15/26	8,000	7,907,500
3.63%, 03/31/28	13,350	13,248,832
3.63%, 05/31/28	6,000	5,966,250
3.63%, 03/31/30	6,000	5,969,063
3.75%, 04/15/26	8,300	8,227,375
3.75%, 05/31/30	7,000	7,021,875
3.88%, 03/31/25	11,000	10,872,812
3.88%, 01/15/26	8,000	7,944,375
3.88%, 11/30/27	5,000	5,008,594
3.88%, 12/31/27	3,000	3,004,922
3.88%, 09/30/29	9,500	9,563,086
3.88%, 11/30/29	12,000	12,088,125
3.88%, 12/31/29	8,000	8,062,500
4.00%, 12/15/25	5,000	4,979,688
4.00%, 02/15/26	16,900	16,844,547
4.00%, 02/29/28	8,000	8,071,250
4.00%, 10/31/29	8,700	8,822,344
4.00%, 02/28/30	22,200	22,557,281
4.13%, 01/31/25	30,700	30,438,570
4.13%, 09/30/27	4,000	4,039,688
4.13%, 10/31/27	9,940	10,043,283
4.13%, 11/15/32	22,000	22,818,125
4.25%, 09/30/24	6,490	6,435,494
4.25%, 12/31/24	9,700	9,629,145
4.25%, 10/15/25	9,000	8,999,297
4.38%, 10/31/24	9,700	9,638,238
4.50%, 11/15/25	9,930	9,995,166
4.63%, 02/28/25	4,500	4,502,637
4.63%, 03/15/26	20,000	20,284,375
5.25%, 11/15/28	950	1,014,719
5.25%, 02/15/29	150	160,617
5.38%, 02/15/31	500	555,156
5.50%, 08/15/28	8,500	9,149,453
6.00%, 02/15/26	500	523,086
6.13%, 08/15/29	1,000	1,127,422
6.50%, 11/15/26	4,000	4,315,938
6.88%, 08/15/25	1,000	1,052,266
7.50%, 11/15/24	550	570,689
		1,685,727,706
Total U.S. Government & Agency Obligations — 63.5%
(Cost: $1,828,241,534)		1,733,395,786

Total Long-Term Investments — 99.2%
(Cost: $2,867,475,861)		2,707,688,315

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(f)(g)(h)	22,422	$22,421,854

Total Short-Term Securities — 0.8%
(Cost: $22,421,854)		22,421,854

Total Investments — 100.0%
(Cost: $2,889,897,715)		2,730,110,169

Other Assets Less Liabilities — 0.0%		698,042

Net Assets — 100.0%		$2,730,808,211

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$26,209,320	$—	$(3,787,466	)(a)	$—	$—	$22,421,854	22,422	$114,552	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$880,054,563	$—	$880,054,563

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
Foreign Government Obligations	$—	$89,599,095	$—	$89,599,095
Municipal Debt Obligations	—	4,638,871	—	4,638,871
U.S. Government & Agency Obligations	—	1,733,395,786	—	1,733,395,786
Short-Term Securities
Money Market Funds	22,421,854	—	—	22,421,854
	$22,421,854	$2,707,688,315	$—	$2,730,110,169

Portfolio Abbreviation

BAB	Build America Bond	RB	Revenue Bond
CMT	Constant Maturity Treasury	REIT	Real Estate Investment Trust
GO	General Obligation	SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate
NPFGC	National Public Finance Guarantee Corp.